UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI European Equity Dividend Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—77.1%

AllianzGI Best Styles International Equity (b)(g)	96,006	$1,391,128
AllianzGI Best Styles U.S. Equity (b)(g)	277,935	4,027,275
AllianzGI Emerging Markets Consumer (b)(c)(f)	39,099	484,831
AllianzGI Global Natural Resources (b)(c)	32,395	479,768
AllianzGI International Managed Volatility (b)(c)	30,027	419,478
AllianzGI Mid-Cap (b)(c)	111,718	436,819
AllianzGI NFJ Mid-Cap Value (b)(c)	37,312	976,071
AllianzGI Short Duration High Income (b)(c)	216,318	3,320,477
AllianzGI Structured Return (b)(c)	72,831	1,113,591
AllianzGI U.S. Small-Cap Growth (b)(c)	34,971	558,132
Harvest Funds Intermediate Bond (c)	56,998	558,011
PIMCO Foreign Bond (U.S. Dollar-Hedged) (b)(c)	65,241	690,251
PIMCO Income (b)(c)	306,362	3,743,738
PIMCO Long-Term Credit (b)(c)	102,072	1,237,116
PIMCO Mortgage Opportunities (b)(c)	137,060	1,521,361
Templeton Frontier Markets (e)	4,268	52,113
Voya Global Real Estate (a)(d)	29,112	547,879

Total Mutual Funds (cost—$21,973,338)		21,558,039

EXCHANGE-TRADED FUNDS (b)—21.3%

PIMCO 15+ Year U.S. TIPS Index	28,510	1,794,419
PIMCO Broad U.S. TIPS Index	73,804	4,150,737

Total Exchange-Traded Funds (cost—$6,033,995)		5,945,156

	Principal Amount (000s)	Value*

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $808,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $829,238 including accrued interest (cost—$808,000)	$808	$808,000

Total Investments (cost—$28,815,333)—101.3%		28,311,195

Liabilities in excess of other assets—(1.3)%		(370,115)

Net Assets—100.0%		$27,941,080

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $547,879, representing 2.0% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	5	$479	9/14/15	$2,906

(i)	At August 31, 2015, the Fund pledged $30,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—78.4%

AllianzGI Best Styles International Equity (b)(g)	267,456	$3,875,431
AllianzGI Best Styles U.S. Equity (b)(g)	656,934	9,518,968
AllianzGI Emerging Markets Consumer (b)(c)(f)	88,751	1,100,512
AllianzGI Global Natural Resources (b)(c)	92,013	1,362,715
AllianzGI International Managed Volatility (b)(c)	66,803	933,243
AllianzGI Mid-Cap (b)(c)	280,095	1,095,172
AllianzGI NFJ Mid-Cap Value (b)(c)	100,209	2,621,458
AllianzGI Short Duration High Income (b)(c)	476,862	7,319,831
AllianzGI Structured Return (b)(c)	159,873	2,444,465
AllianzGI U.S. Managed Volatility (b)(c)	43,438	628,976
AllianzGI U.S. Small-Cap Growth (b)(c)	99,097	1,581,588
Harvest Funds Intermediate Bond (c)	128,335	1,256,399
PIMCO Foreign Bond (U.S. Dollar-Hedged) (b)(c)	90,745	960,086
PIMCO Income (b)(c)	636,438	7,777,269
PIMCO Long-Term Credit (b)(c)	235,663	2,856,236
PIMCO Mortgage Opportunities (b)(c)	285,716	3,171,447
Templeton Frontier Markets (e)	34,952	426,763
Voya Global Real Estate (a)(d)	64,024	1,204,924

Total Mutual Funds (cost—$51,434,877)		50,135,483

EXCHANGE-TRADED FUNDS (b)—20.0%

PIMCO 15+ Year U.S. TIPS Index	60,334	3,797,422
PIMCO Broad U.S. TIPS Index	159,212	8,954,083

Total Exchange-Traded Funds (cost—$12,931,254)		12,751,505

	Principal Amount (000s)	Value*

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,891,000; collateralized by U.S. Treasury Notes, 1.75%, due 2/28/22, valued at $1,932,844 including accrued interest (cost—$1,891,000)	$1,891	$1,891,000

Total Investments (cost—$66,257,131)—101.4%		64,777,988

Liabilities in excess of other assets—(1.4)%		(872,575)

Net Assets—100.0%		$63,905,413

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $1,204,924, representing 1.9% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	13	$1,246	9/14/15	$3,996

(i)	At August 31, 2015, the Fund pledged $75,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—83.5%

AllianzGI Best Styles International Equity (b)(g)	367,380	$5,323,342
AllianzGI Best Styles U.S. Equity (b)(g)	839,249	12,160,719
AllianzGI Emerging Markets Consumer (b)(c)(f)	117,643	1,458,769
AllianzGI Global Natural Resources (b)(c)	118,484	1,754,749
AllianzGI International Managed Volatility (b)(c)	68,702	959,771
AllianzGI Mid-Cap (b)(c)	347,165	1,357,416
AllianzGI NFJ Mid-Cap Value (b)(c)	109,851	2,873,696
AllianzGI Short Duration High Income (b)(c)	469,804	7,211,485
AllianzGI Structured Return (b)(c)	138,387	2,115,934
AllianzGI U.S. Managed Volatility (b)(c)	44,874	649,778
AllianzGI U.S. Small-Cap Growth (b)(c)	102,049	1,628,703
AllianzGI Ultra Micro Cap (b)(c)	27,417	678,307
Harvest Funds Intermediate Bond (c)	132,903	1,301,120
PIMCO EqS Long/Short (b)(c)	80,709	963,671
PIMCO Foreign Bond (U.S. Dollar-Hedged) (b)(c)	92,632	980,046
PIMCO Income (b)(c)	586,354	7,165,244
PIMCO Long-Term Credit (b)(c)	211,778	2,566,747
PIMCO Mortgage Opportunities (b)(c)	118,560	1,316,010
PIMCO TRENDS Managed Futures Strategy (b)(c)	62,407	625,315
Templeton Frontier Markets (e)	51,588	629,884
Voya Global Real Estate (a)(d)	65,976	1,241,673

Total Mutual Funds (cost—$56,536,586)		54,962,379

EXCHANGE-TRADED FUNDS (b)—15.0%

PIMCO 15+ Year U.S. TIPS Index	51,900	3,266,586

	Shares	Value*

PIMCO Broad U.S. TIPS Index	118,092	$6,641,494

Total Exchange-Traded Funds (cost—$10,056,341)		9,908,080

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,600,000; collateralized by Federal Farm Credit Bank, 2.45%, due 6/30/25, valued at $1,635,286 including accrued interest (cost—$1,600,000)	$1,600	1,600,000

Total Investments (cost—$68,192,927)—100.9%		66,470,459

Liabilities in excess of other assets—(0.9)%		(619,524)

Net Assets—100.0%		$65,850,935

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $1,241,673, representing 1.9% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	17	$1,630	9/14/15	$4,671

(i)	At August 31, 2015, the Fund pledged $100,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—85.8%

AllianzGI Best Styles International Equity (b)(g)	468,838	$6,793,467
AllianzGI Best Styles U.S. Equity (b)(g)	897,392	13,003,204
AllianzGI Emerging Markets Consumer (b)(c)(f)	120,867	1,498,750
AllianzGI Emerging Markets Small-Cap (b)(c)	47,862	668,148
AllianzGI Global Natural Resources (b)(c)	120,956	1,791,362
AllianzGI International Managed Volatility (b)(c)	94,829	1,324,762
AllianzGI Mid-Cap (b)(c)	531,637	2,078,702
AllianzGI NFJ Mid-Cap Value (b)(c)	118,540	3,101,002
AllianzGI Short Duration High Income (b)(c)	394,216	6,051,210
AllianzGI Structured Return (b)(c)	132,492	2,025,803
AllianzGI U.S. Managed Volatility (b)(c)	45,347	656,630
AllianzGI U.S. Small-Cap Growth (b)(c)	149,925	2,392,798
AllianzGI Ultra Micro Cap (b)(c)	68,565	1,696,299
Harvest Funds Intermediate Bond (c)	136,371	1,335,076
PIMCO EqS Long/Short (b)(c)	110,278	1,316,719
PIMCO Foreign Bond (U.S. Dollar-Hedged) (b)(c)	64,794	685,519
PIMCO Income (b)(c)	489,795	5,985,291
PIMCO Long-Term Credit (b)(c)	219,842	2,664,484
PIMCO TRENDS Managed Futures Strategy (b)(c)	95,575	957,662
Templeton Frontier Markets (e)	52,952	646,545
Voya Global Real Estate (a)(d)	67,808	1,276,137

Total Mutual Funds (cost—$59,524,942)		57,949,570

EXCHANGE-TRADED FUNDS (b)—12.7%

PIMCO 15+ Year U.S. TIPS Index	53,319	3,355,898
PIMCO Broad U.S. TIPS Index	92,960	5,228,070

Total Exchange-Traded Funds (cost—$8,684,181)		8,583,968

	Principal Amount (000s)	Value*

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $2,446,000; collateralized by U.S. Treasury Notes, 1.75%, due 2/28/22, valued at $2,499,281 including accrued interest (cost—$2,446,000)	$2,446	$2,446,000

Total Investments (cost—$70,655,123)—102.1%		68,979,538

Liabilities in excess of other assets—(2.1)%		(1,446,149)

Net Assets—100.0%		$67,533,389

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $1,276,137, representing 1.9% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	22	$2,109	9/14/15	$7,568

(i)	At August 31, 2015, the Fund pledged $125,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—87.7%

AllianzGI Best Styles International Equity (b)(g)	477,396	$6,917,462
AllianzGI Best Styles U.S. Equity (b)(g)	745,515	10,802,509
AllianzGI Emerging Markets Consumer (b)(c)(f)	95,200	1,180,476
AllianzGI Emerging Markets Small-Cap (b)(c)	53,913	752,627
AllianzGI Global Natural Resources (b)(c)	113,684	1,683,658
AllianzGI International Managed Volatility (b)(c)	74,675	1,043,216
AllianzGI Mid-Cap (b)(c)	416,409	1,628,158
AllianzGI NFJ International Small-Cap Value (b)(c)	26,419	508,571
AllianzGI NFJ Mid-Cap Value (b)(c)	98,956	2,588,685
AllianzGI Short Duration High Income (b)(c)	258,334	3,965,420
AllianzGI Structured Return (b)(c)	68,019	1,040,008
AllianzGI U.S. Managed Volatility (b)(c)	69,805	1,010,780
AllianzGI U.S. Small-Cap Growth (b)(c)	141,524	2,258,729
AllianzGI Ultra Micro Cap (b)(c)	53,908	1,333,690
Harvest Funds Intermediate Bond (c)	107,598	1,053,387
PIMCO EqS Long/Short (b)(c)	86,564	1,033,577
PIMCO Income (b)(c)	280,336	3,425,702
PIMCO Long-Term Credit (b)(c)	160,196	1,941,578
PIMCO TRENDS Managed Futures Strategy (b)(c)	74,796	749,460
Templeton Frontier Markets (e)	45,898	560,416
Voya Global Real Estate (a)(d)	53,410	1,005,181

Total Mutual Funds (cost—$47,918,479)		46,483,290

EXCHANGE-TRADED FUNDS (b)—10.8%

PIMCO 15+ Year U.S. TIPS Index	33,322	2,097,287
PIMCO Broad U.S. TIPS Index	64,210	3,611,170

Total Exchange-Traded Funds (cost—$5,764,214)		5,708,457

	Principal Amount (000s)	Value*

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $955,000; collateralized by Federal Home Loan Bank, 3.17%, due 10/4/27, valued at $975,150 including accrued interest (cost—$955,000)	$955	$955,000

Total Investments (cost—$54,637,693)—100.3%		53,146,747

Liabilities in excess of other assets—(0.3)%		(136,182)

Net Assets—100.0%		$53,010,565

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $1,005,181, representing 1.9% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	22	$2,109	9/14/15	$3,198

(i)	At August 31, 2015, the Fund pledged $130,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—92.8%

AllianzGI Best Styles International Equity (b)(g)	504,390	$7,308,618
AllianzGI Best Styles U.S. Equity (b)(g)	704,743	10,211,721
AllianzGI Emerging Markets Consumer (b)(c)(f)	77,558	961,722
AllianzGI Emerging Markets Small-Cap (b)(c)	62,971	879,076
AllianzGI Global Natural Resources (b)(c)	92,960	1,376,743
AllianzGI International Managed Volatility (b)(c)	60,532	845,626
AllianzGI Mid-Cap (b)(c)	449,873	1,759,004
AllianzGI NFJ International Small-Cap Value (b)(c)	21,896	421,505
AllianzGI NFJ Mid-Cap Value (b)(c)	92,471	2,419,050
AllianzGI Short Duration High Income (b)(c)	178,410	2,738,601
AllianzGI U.S. Managed Volatility (b)(c)	87,777	1,271,005
AllianzGI U.S. Small-Cap Growth (b)(c)	122,779	1,959,560
AllianzGI Ultra Micro Cap (b)(c)	62,747	1,552,357
Harvest Funds Intermediate Bond (c)	89,185	873,125
PIMCO EqS Long/Short (b)(c)	105,510	1,259,789
PIMCO Income (b)(c)	53,262	650,858
PIMCO Long-Term Credit (b)(c)	123,533	1,497,222
PIMCO TRENDS Managed Futures Strategy (b)(c)	81,312	814,751
Templeton Frontier Markets (e)	44,231	540,057
Voya Global Real Estate (a)(d)	43,514	818,940

Total Mutual Funds (cost—$41,198,865)		40,159,330

EXCHANGE-TRADED FUNDS (b)—5.9%

PIMCO 15+ Year U.S. TIPS Index	20,368	1,281,962
PIMCO Broad U.S. TIPS Index	22,666	1,274,736

Total Exchange-Traded Funds (cost—$2,575,164)		2,556,698

	Principal Amount (000s)	Value*

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $735,000; collateralized by U.S. Treasury Notes, 1.75%, due 2/28/22, valued at $750,281 including accrued interest (cost—$735,000)	$735	$735,000

Total Investments (cost—$44,509,029)—100.4%		43,451,028

Liabilities in excess of other assets—(0.4)%		(163,793)

Net Assets—100.0%		$43,287,235

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $818,940, representing 1.9% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	21	$2,013	9/14/15	$6,251

(i)	At August 31, 2015, the Fund pledged $115,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.0%

AllianzGI Best Styles International Equity (b)(g)	295,283	$4,278,651
AllianzGI Best Styles U.S. Equity (b)(g)	401,343	5,815,467
AllianzGI Emerging Markets Consumer (b)(c)(f)	57,292	710,415
AllianzGI Emerging Markets Small-Cap (b)(c)	35,492	495,475
AllianzGI Global Natural Resources (b)(c)	49,026	726,070
AllianzGI International Managed Volatility (b)(c)	42,327	591,307
AllianzGI Mid-Cap (b)(c)	247,627	968,220
AllianzGI NFJ International Small-Cap Value (b)(c)	12,087	232,671
AllianzGI NFJ Mid-Cap Value (b)(c)	49,448	1,293,561
AllianzGI Short Duration High Income (b)(c)	43,450	666,963
AllianzGI U.S. Managed Volatility (b)(c)	56,847	823,150
AllianzGI U.S. Small-Cap Growth (b)(c)	78,028	1,245,322
AllianzGI Ultra Micro Cap (b)(c)	39,133	968,154
Harvest Funds Intermediate Bond (c)	49,554	485,136
PIMCO EqS Long/Short (b)(c)	73,251	874,620
PIMCO Income (b)(c)	29,379	359,013
PIMCO Long-Term Credit (b)(c)	66,498	805,955
PIMCO TRENDS Managed Futures Strategy (b)(c)	44,303	443,913
Templeton Frontier Markets (e)	28,330	345,904
Voya Global Real Estate (a)(d)	17,863	336,183

Total Mutual Funds (cost—$23,065,832)		22,466,150

EXCHANGE-TRADED FUNDS (b)—4.5%

PIMCO 15+ Year U.S. TIPS Index	11,250	708,075
PIMCO Broad U.S. TIPS Index	6,585	370,340

Total Exchange-Traded Funds (cost—$1,087,575)		1,078,415

	Principal Amount (000s)	Value*

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $400,000; collateralized by Federal Home Loan Bank, 2.96%, due 2/7/28, valued at $408,000 including accrued interest (cost—$400,000)	$400	$400,000

Total Investments (cost—$24,553,407)—100.2%		23,944,565

Liabilities in excess of other assets—(0.2)%		(37,012)

Net Assets—100.0%		$23,907,553

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $336,183, representing 1.4% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	14	$1,342	9/14/15	$2,098

(i)	At August 31, 2015, the Fund pledged $80,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2050 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.3%

AllianzGI Best Styles International Equity (b)(g)	268,625	$3,892,371
AllianzGI Best Styles U.S. Equity (b)(g)	342,647	4,964,959
AllianzGI Emerging Markets Consumer (b)(c)(f)	49,578	614,767
AllianzGI Emerging Markets Small-Cap (b)(c)	28,814	402,250
AllianzGI Global Natural Resources (b)(c)	51,683	765,419
AllianzGI International Managed Volatility (b)(c)	43,920	613,556
AllianzGI Mid-Cap (b)(c)	214,712	839,523
AllianzGI NFJ International Small-Cap Value (b)(c)	15,829	304,708
AllianzGI NFJ Mid-Cap Value (b)(c)	52,092	1,362,734
AllianzGI U.S. Managed Volatility (b)(c)	56,693	820,920
AllianzGI U.S. Small-Cap Growth (b)(c)	69,727	1,112,849
AllianzGI Ultra Micro Cap (b)(c)	33,328	824,544
Harvest Funds Intermediate Bond (c)	43,133	422,271
PIMCO EqS Long/Short (b)(c)	66,532	794,395
PIMCO Long-Term Credit (b)(c)	59,324	719,004
PIMCO TRENDS Managed Futures Strategy (b)(c)	48,947	490,446
Templeton Frontier Markets (e)	24,517	299,358
Voya Global Real Estate (a)(d)	15,438	290,544

Total Mutual Funds (cost—$20,023,023)		19,534,618

EXCHANGE-TRADED FUNDS (b)—4.1%

PIMCO 15+ Year U.S. TIPS Index	8,448	531,717
PIMCO Broad U.S. TIPS Index	5,753	323,549

Total Exchange-Traded Funds (cost—$858,717)		855,266

	Principal Amount (000s)	Value*

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $378,000; collateralized by Federal Farm Credit Bank, 2.45%, due 6/30/25, valued at $386,789 including accrued interest (cost—$378,000)	$378	$378,000

Total Investments (cost—$21,259,740)—100.2%		20,767,884

Liabilities in excess of other assets—(0.2)%		(49,314)

Net Assets—100.0%		$20,718,570

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $290,544, representing 1.4% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	13	$1,246	9/14/15	$3,996

(i)	At August 31, 2015, the Fund pledged $75,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2055 Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.5%
AllianzGI Best Styles International Equity (b)(g)	96,217	$1,394,181
AllianzGI Best Styles U.S. Equity (b)(g)	123,736	1,792,935
AllianzGI Emerging Markets Consumer (b)(c)(f)	20,853	258,578
AllianzGI Emerging Markets Small-Cap (b)(c)	10,044	140,212
AllianzGI Global Natural Resources (b)(c)	18,290	270,869
AllianzGI International Managed Volatility (b)(c)	15,426	215,505
AllianzGI Mid-Cap (b)(c)	76,565	299,369
AllianzGI NFJ International Small-Cap Value (b)(c)	5,666	109,062
AllianzGI NFJ Mid-Cap Value (b)(c)	19,975	522,558
AllianzGI U.S. Managed Volatility (b)(c)	20,508	296,958
AllianzGI U.S. Small-Cap Growth (b)(c)	25,448	406,145
AllianzGI Ultra Micro Cap (b)(c)	12,094	299,203
Harvest Funds Intermediate Bond (c)	11,222	109,859
PIMCO EqS Long/Short (b)(c)	23,726	283,292
PIMCO Long-Term Credit (b)(c)	20,987	254,366
PIMCO TRENDS Managed Futures Strategy (b)(c)	17,041	170,748
Templeton Frontier Markets (e)	8,676	105,929
Voya Global Real Estate (a)(d)	4,283	80,612

Total Mutual Funds (cost—$7,161,622)		7,010,381

EXCHANGE-TRADED FUNDS (b)—3.5%

PIMCO 15+ Year U.S. TIPS Index	2,892	182,022
PIMCO Broad U.S. TIPS Index	1,349	75,868

Total Exchange-Traded Funds (cost—$259,006)		257,890

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $150,000; collateralized by Federal Home Loan Bank, 3.17%, due 10/4/27, valued at $153,450 including accrued interest (cost—$150,000)	$150	$150,000

Total Investments (cost—$7,570,628)—100.0%		7,418,271

Liabilities in excess of other assets—(0.0)%		(460)

Net Assets—100.0%		$7,417,811

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $80,612, representing 1.1% of net assets.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class I share.
(e)	Advisor Class share.
(f)	Non-income producing.
(g)	Class R6 share.

(h)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	5	$479	9/14/15	$2,656

(i)	At August 31, 2015, the Fund pledged $30,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement Income Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—90.9%

AllianzGI Best Styles International Equity (a)(d)	78,667	$1,139,890
AllianzGI Best Styles U.S. Equity (a)(d)	224,875	3,258,433
AllianzGI Emerging Markets Consumer (a)(b)(c)	29,037	360,058
AllianzGI Income & Growth (a)(b)	238,963	2,810,201
AllianzGI Short Duration High Income (a)(b)	272,252	4,179,072
Harvest Funds Intermediate Bond (b)	48,550	475,302
PIMCO Capital Securities and Financials (a)(b)	152,596	1,512,229
PIMCO Income (a)(b)	384,313	4,696,311
PIMCO Long-Term Credit (a)(b)	192,732	2,335,907
PIMCO Mortgage Opportunities (a)(b)	63,878	709,045

Total Mutual Funds (cost—$21,755,156)		21,476,448

EXCHANGE-TRADED FUNDS—8.0%

PIMCO 15+ Year U.S. TIPS Index (a) (cost—$1,931,468)	29,901	1,881,969

	Principal Amount (000s)	Value*

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $736,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $752,456 including accrued interest (cost—$736,000)	$736	$736,000

Total Investments (cost—$24,422,624)—102.0%		24,094,417

Liabilities in excess of other assets—(2.0)%		(474,743)

Net Assets—100.0%		$23,619,674

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Non-income producing.
(d)	Class R6 share.

(e)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: U.S. Dollar Index	3	$288	9/14/15	$2,564

(f)	At August 31, 2015, the Fund pledged $20,000 in cash as collateral for derivatives.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—78.6%

AllianzGI Best Styles Global Equity (c)	6,321,879	$95,586,817
AllianzGI International Managed Volatility (b)	348,231	4,864,783
AllianzGI Short Duration High Income (b)	882,744	13,550,128
AllianzGI Structured Return (b)	625,814	9,568,696
AllianzGI U.S. Managed Volatility (b)	471,208	6,823,093
PIMCO Income (b)	1,360,296	16,622,812

Total Mutual Funds (cost—$147,519,631)		147,016,329

EXCHANGE-TRADED FUNDS—18.2%

iShares MSCI EAFE Minimum Volatility	53,608	3,416,974
iShares MSCI USA Minimum Volatility	105,246	4,214,050
PIMCO 15+ Year U.S. TIPS Index (a)	28,764	1,810,406
PIMCO 7-15 Year U.S. Treasury Index (a)	75,873	6,495,488
PIMCO Investment Grade Corporate Bond (a)	80,602	8,065,842

	Shares	Value*

Schwab U.S. TIPS	84,719	$4,564,660
Vanguard Long Term Corporate Bond	64,046	5,454,157

Total Exchange-Traded Funds (cost—$35,524,255)		34,021,577

Total Investments (cost—$183,043,886)—96.8%		181,037,906

Other assets less liabilities—3.2%		5,942,502

Net Assets—100.0%		$186,980,408

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year U.S. Treasury Note	31	$3,939	12/21/15	$(9,506)
5-Year U.S. Treasury Note	77	9,197	12/31/15	(28,424)
Dow Jones U.S. Real Estate Index	33	907	9/18/15	(73,524)
Euro Stoxx Small 20 Index	86	1,222	9/18/15	(105,583)
Russell 2000 Mini Index	8	926	9/18/15	(80,341)
TOPIX Index	29	3,668	9/10/15	(256,474)
U.S. Dollar Index	80	7,668	9/14/15	15,495
U.S. Ultra Bond	31	4,911	12/21/15	(23,553)
Short: FTSE 100 Index	(14)	(1,336)	9/18/15	41,005
Hang Seng Index	(9)	(1,246)	9/29/15	(29,622)
Mini MSCI Emerging Markets Index	(115)	(4,701)	9/18/15	417,488
S&P 500 Index	(5)	(2,462)	9/17/15	144,414
SPI 200 Index	(12)	(1,103)	9/17/15	30,903

				$42,278

(e)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Depreciation
Sold:
4,000,000 Euro settling 9/18/15	State Street Bank	$4,395,984	$4,489,637	$(93,653)

(f)	At August 31, 2015, the Fund pledged $3,208,668 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)—64.0%

AllianzGI Best Styles Emerging Markets Equity (d)	27,300	$354,078
AllianzGI Best Styles International Equity (d)	84,185	1,219,846
AllianzGI Best Styles U.S. Equity (d)	103,376	1,497,925
AllianzGI International Managed Volatility (c)	14,460	202,004
AllianzGI Short Duration High Income (c)	9,896	151,901
AllianzGI U.S. Managed Volatility (c)	5,307	76,845
PIMCO Income (c)	23,395	285,888
PIMCO Investment Grade Corporate Bond (c)	32,795	340,412
PIMCO Long-Term Credit (c)	11,841	143,509
PIMCO Mortgage Opportunities (c)	20,599	228,645
PIMCO Mortgage-Backed Securities (c)	45,532	478,091

Total Mutual Funds (cost—$5,115,912)		4,979,144

EXCHANGE-TRADED FUNDS—9.4%

iShares MSCI EAFE Minimum Volatility	3,050	194,407
iShares MSCI Emerging Markets Minimum Volatility	1,364	69,400
iShares MSCI USA Minimum Volatility	7,995	320,120
ProShares S&P 500 Dividend Aristocrats	3,183	152,466

Total Exchange-Traded Funds (cost—$759,812)		736,393

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—6.5%

U.S. Treasury Bonds,
3.125%, 2/15/43	$26	26,785
4.375%, 5/15/41	21	26,671
6.875%, 8/15/25	15	21,319
U.S. Treasury Notes,
0.75%, 2/28/18 (a)	72	71,646
1.00%, 6/30/19 (a)	78	77,021
1.375%, 11/30/15 (a)	64	64,195
1.875%, 10/31/17	48	49,063
2.00%, 5/31/21	54	54,652
2.00%, 2/15/23	66	65,943
3.00%, 2/28/17	46	47,650

Total U.S. Treasury Obligations (cost—$505,972)		504,945

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—0.5%

Fannie Mae,
1.375%, 11/15/16	$21	$21,211
Freddie Mac,
1.00%, 6/29/17	18	18,085

Total U.S. Government Agency Securities (cost—$39,307)		39,296

Repurchase Agreements—17.6%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,370,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $1,397,419 including accrued interest (cost—$1,370,000)	1,370	1,370,000

Total Investments (cost—$7,791,003)—98.0%		7,629,778

Other assets less liabilities—2.0%		152,417

Net Assets—100.0%		$7,782,195

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class R6 share.

(e)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year U.S. Treasury Note	4	$508	12/21/15	$(1,195)
5-Year U.S. Treasury Note	6	716	12/31/15	(2,637)
E-mini S&P 500 Index	4	394	9/18/15	(25,012)
Euro Stoxx 600 Index	2	41	9/18/15	(4,750)
TOPIX Index	1	126	9/10/15	(10,351)
U.S. Treasury Bond	1	155	12/21/15	84
Short: Mini MSCI EAFE	(2)	(173)	9/18/15	(247)
Mini MSCI Emerging Markets Index	(5)	(204)	9/18/15	34,669

				$(9,439)

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

August 31, 2015 (unaudited) (continued)

(f)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Depreciation
Sold:
160,000 Euro settling 9/11/15	State Street Bank	$175,921	$179,567	$(3,646)

(g)	At August 31, 2015, the Fund pledged $163,956 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australia, Far East Equity Index

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Megatrends Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—98.3%

AllianzGI Emerging Markets Consumer (c)	41,337	$512,581
AllianzGI Global Natural Resources	34,841	516,000
AllianzGI Global Water	47,831	582,098
AllianzGI Health Sciences (c)	17,969	664,870
AllianzGI Technology	10,383	603,485

Total Investments (cost—$3,000,000)—98.3%		2,879,034

Other assets less liabilities—1.7%		50,153

Net Assets—100.0%		$2,929,187

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Aerospace & Defense—3.7%
Boeing Co.	3,600	$470,448
General Dynamics Corp.	3,400	482,902
Huntington Ingalls Industries, Inc.	500	56,290
L-3 Communications Holdings, Inc.	500	52,735
Northrop Grumman Corp.	1,850	302,919
Rockwell Collins, Inc.	1,000	81,850
Textron, Inc.	1,800	69,840

		1,516,984

Air Freight & Logistics—1.6%
C.H. Robinson Worldwide, Inc.	900	60,687
Expeditors International of Washington, Inc.	1,700	83,249
United Parcel Service, Inc., Class B	5,100	498,015

		641,951

Airlines—1.4%
Alaska Air Group, Inc.	1,700	127,262
Delta Air Lines, Inc.	6,150	269,247
JetBlue Airways Corp. (a)	2,400	53,568
Southwest Airlines Co.	3,200	117,440

		567,517

Auto Components—0.8%
Cooper Tire & Rubber Co.	500	19,300
Dana Holding Corp.	1,100	19,294
Delphi Automotive PLC	2,400	181,248
Gentex Corp.	1,400	21,700
Goodyear Tire & Rubber Co.	2,500	74,425

		315,967

Automobiles—0.1%
Thor Industries, Inc.	400	21,832

Banks—0.7%
JPMorgan Chase & Co.	4,400	282,040

Beverages—2.5%
Brown-Forman Corp., Class B	700	68,670
Coca-Cola Enterprises, Inc.	1,300	66,937
Dr. Pepper Snapple Group, Inc.	1,100	84,403
Molson Coors Brewing Co., Class B	1,100	74,899
PepsiCo, Inc.	7,650	710,914

		1,005,823

Biotechnology—3.6%
Amgen, Inc.	3,850	584,353
Gilead Sciences, Inc.	4,800	504,336
Incyte Corp. (a)	2,200	255,618
Medivation, Inc. (a)	800	70,448
United Therapeutics Corp. (a)	200	30,124

		1,444,879

Capital Markets—0.4%
Raymond James Financial, Inc.	900	47,691
SEI Investments Co.	1,350	68,283
Waddell & Reed Financial, Inc., Class A	800	31,256
WisdomTree Investments, Inc.	800	15,000

		162,230

Chemicals—3.2%
Ashland, Inc.	900	94,473
Cabot Corp.	400	13,548
Celanese Corp., Ser. A	1,100	66,704
CF Industries Holdings, Inc.	1,800	103,284
Chemours Co. (a)	980	9,477
Chemtura Corp. (a)	600	16,320
EI du Pont de Nemours & Co.	4,900	252,350
International Flavors & Fragrances, Inc.	500	54,775
LyondellBasell Industries NV, Class A	4,600	392,748
NewMarket Corp.	100	38,324
Praxair, Inc.	1,250	132,187
Sherwin-Williams Co.	500	127,905

		1,302,095

	Shares	Value*

Commercial Services & Supplies—0.7%
Cintas Corp.	800	$67,992
Deluxe Corp.	300	17,403
Pitney Bowes, Inc.	1,100	21,791
Rollins, Inc.	1,500	41,880
RR Donnelley & Sons Co.	2,200	34,540
Waste Management, Inc.	2,300	115,138

		298,744

Communications Equipment—2.7%
Cisco Systems, Inc.	14,300	370,084
F5 Networks, Inc. (a)	800	97,128
Juniper Networks, Inc.	3,400	87,414
Palo Alto Networks, Inc. (a)	600	98,532
QUALCOMM, Inc.	7,900	446,982

		1,100,140

Construction & Engineering—0.2%
EMCOR Group, Inc.	700	32,263
Fluor Corp.	1,300	59,306

		91,569

Containers & Packaging—0.9%
Avery Dennison Corp.	600	34,848
Ball Corp.	800	52,728
Bemis Co., Inc.	400	16,968
Berry Plastics Group, Inc. (a)	3,300	97,680
Sealed Air Corp.	2,000	102,900
WestRock Co. (a)	800	47,480

		352,604

Distributors—0.1%
Genuine Parts Co.	600	50,094

Diversified Consumer Services—0.0%
Service Corp. International	300	8,895

Diversified Financial Services—0.8%
CBOE Holdings, Inc.	500	31,630
MarketAxess Holdings, Inc.	300	27,126
Moody’s Corp.	2,550	260,891

		319,647

Diversified Telecommunication Services—0.2%
CenturyLink, Inc.	2,800	75,712

Electrical Equipment—0.7%
Acuity Brands, Inc.	200	38,974
Emerson Electric Co.	2,300	109,756
Hubbell, Inc., Class B	300	29,601
Rockwell Automation, Inc.	900	100,647

		278,978

Electronic Equipment, Instruments & Components—0.5%
Avnet, Inc.	500	21,200
CDW Corp.	700	27,825
FLIR Systems, Inc.	800	22,904
Jabil Circuit, Inc.	3,400	65,790
Sanmina Corp. (a)	700	13,468
Tech Data Corp. (a)	500	32,620

		183,807

Energy Equipment & Services—0.9%
Cameron International Corp. (a)	1,500	100,140
Noble Corp. PLC	4,600	59,892
Oil States International, Inc. (a)	1,200	34,044
Schlumberger Ltd.	2,000	154,740

		348,816

Food & Staples Retailing—6.3%
Costco Wholesale Corp.	3,600	504,180
CVS Health Corp.	6,600	675,840
Kroger Co.	11,000	379,500
Rite Aid Corp. (a)	7,600	62,700
SUPERVALU, Inc. (a)	2,100	17,304

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Sysco Corp.	3,500	$139,545
Wal-Mart Stores, Inc.	10,600	686,138
Whole Foods Market, Inc.	2,800	91,728

		2,556,935

Food Products—3.3%
Archer-Daniels-Midland Co.	4,700	211,453
Bunge Ltd.	4,900	355,005
Campbell Soup Co.	1,500	71,985
ConAgra Foods, Inc.	2,900	120,872
Flowers Foods, Inc.	1,000	23,210
Hormel Foods Corp.	1,150	70,265
McCormick & Co., Inc.	1,100	87,208
Mead Johnson Nutrition Co.	850	66,589
Mondelez International, Inc., Class A	6,400	271,104
Pilgrim’s Pride Corp.	1,300	27,267
Seaboard Corp. (a)	15	49,804

		1,354,762

Health Care Equipment & Supplies—1.4%
Align Technology, Inc. (a)	700	39,620
CR Bard, Inc.	300	58,137
Cyberonics, Inc. (a)	400	26,136
DENTSPLY International, Inc.	500	26,205
DexCom, Inc. (a)	400	37,656
St. Jude Medical, Inc.	1,600	113,296
Stryker Corp.	2,650	261,423

		562,473

Health Care Providers & Services—5.5%
Aetna, Inc.	1,000	114,520
AmerisourceBergen Corp.	2,300	230,092
Anthem, Inc.	800	112,840
Cardinal Health, Inc.	1,500	123,405
Centene Corp. (a)	1,000	61,720
Express Scripts Holding Co. (a)	6,400	535,040
HCA Holdings, Inc. (a)	1,500	129,930
Health Net, Inc. (a)	500	32,030
Henry Schein, Inc. (a)	700	95,767
Humana, Inc.	700	127,953
McKesson Corp.	600	118,548
UnitedHealth Group, Inc.	4,200	485,940
VCA, Inc. (a)	400	22,152
WellCare Health Plans, Inc. (a)	300	27,201

		2,217,138

Health Care Technology—0.3%
Cerner Corp. (a)	2,200	135,872

Hotels, Restaurants & Leisure—5.0%
Carnival Corp.	2,500	123,075
Cheesecake Factory, Inc.	400	21,708
Chipotle Mexican Grill, Inc. (a)	50	35,500
Choice Hotels International, Inc.	900	45,900
Cracker Barrel Old Country Store, Inc.	200	28,836
Darden Restaurants, Inc.	1,700	115,617
Domino’s Pizza, Inc.	650	68,861
Hyatt Hotels Corp., Class A (a)	500	25,615
La Quinta Holdings, Inc. (a)	2,500	47,125
Marriott International, Inc., Class A	3,850	272,041
Marriott Vacations Worldwide Corp.	400	28,404
McDonald’s Corp.	3,990	379,130
Papa John’s International, Inc.	300	20,175
Pinnacle Entertainment, Inc. (a)	200	7,554
Starbucks Corp.	11,500	629,165
Starwood Hotels & Resorts Worldwide, Inc.	1,000	71,470
Yum! Brands, Inc.	1,500	119,655

		2,039,831

Household Durables—0.1%
NVR, Inc. (a)	35	53,198

Household Products—1.9%
Clorox Co.	700	77,819
Colgate-Palmolive Co.	6,700	420,827
Kimberly-Clark Corp.	2,450	260,999

		759,645

	Shares	Value*

Independent Power Producers & Energy Traders—0.1%
AES Corp.	3,900	$46,800

Industrial Conglomerates—1.2%
3M Co.	3,100	440,634
Carlisle Cos., Inc.	300	30,210

		470,844

Insurance—2.4%
Allstate Corp.	3,250	189,410
Arch Capital Group Ltd. (a)	700	47,796
Axis Capital Holdings Ltd.	1,300	72,800
Loews Corp.	2,200	80,190
Marsh & McLennan Cos., Inc.	2,850	153,131
Progressive Corp.	2,450	73,402
Prudential Financial, Inc.	4,200	338,940

		955,669

Internet & Catalog Retail—0.4%
Expedia, Inc.	600	68,994
HSN, Inc.	300	18,243
Liberty Interactive Corp. QVC Group, Class A (a)	1,900	51,376
Travelport Worldwide Ltd.	1,000	13,250

		151,863

Internet Software & Services—0.4%
eBay, Inc. (a)	6,300	170,793
Google, Inc., Class C (a)	1	618

		171,411

IT Services—9.0%
Accenture PLC, Class A	5,600	527,912
Amdocs Ltd.	750	42,908
Automatic Data Processing, Inc.	2,100	162,372
Booz Allen Hamilton Holding Corp.	800	21,360
Broadridge Financial Solutions, Inc.	700	36,953
CACI International, Inc., Class A (a)	200	15,684
Cognizant Technology Solutions Corp., Class A (a)	3,200	201,408
Computer Sciences Corp.	1,000	61,990
CoreLogic, Inc. (a)	200	7,590
DST Systems, Inc.	300	30,726
Fiserv, Inc. (a)	1,600	136,432
Gartner, Inc. (a)	900	76,959
International Business Machines Corp.	6,100	902,129
Jack Henry & Associates, Inc.	300	20,388
Leidos Holdings, Inc.	675	28,404
Mastercard, Inc., Class A	3,950	364,861
MAXIMUS, Inc.	700	42,385
PayPal Holdings, Inc.	6,300	220,500
Sabre Corp.	2,300	62,606
Science Applications International Corp.	600	29,262
Syntel, Inc. (a)	500	22,225
Total System Services, Inc.	900	41,247
Visa, Inc., Class A	6,700	477,710
Western Union Co.	2,500	46,100
Xerox Corp.	7,700	78,309

		3,658,420

Leisure Equipment & Products—0.3%
Hasbro, Inc.	800	59,672
Polaris Industries, Inc.	400	51,948

		111,620

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	2,100	76,251
Mettler-Toledo International, Inc. (a)	150	44,483
Quintiles Transnational Holdings, Inc. (a)	800	59,608
Waters Corp. (a)	600	72,828

		253,170

Machinery—1.5%
AGCO Corp.	300	14,712
Illinois Tool Works, Inc.	2,500	211,325
Lincoln Electric Holdings, Inc.	400	23,460
PACCAR, Inc.	2,300	135,631
Parker-Hannifin Corp.	700	75,362
Snap-on, Inc.	300	47,931

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Wabtec Corp.	600	$57,456
Xylem, Inc.	800	25,960

		591,837

Media—1.6%
Cable One, Inc. (a)	100	41,534
Interpublic Group of Cos., Inc.	2,400	45,312
Live Nation Entertainment, Inc. (a)	900	22,158
Morningstar, Inc.	300	23,934
Omnicom Group, Inc.	2,100	140,658
Twenty-First Century Fox, Inc.	4,000	109,560
Walt Disney Co.	2,750	280,170

		663,326

Multi-line Retail—2.1%
Big Lots, Inc.	800	38,392
Dillard’s, Inc., Class A	500	46,255
Dollar General Corp.	1,700	126,633
Dollar Tree, Inc. (a)	1,400	106,764
Kohl’s Corp.	1,900	96,957
Macy’s, Inc.	2,100	123,081
Nordstrom, Inc.	1,100	80,168
Target Corp.	3,000	233,130

		851,380

Multi-Utilities—0.0%
Vectren Corp.	500	20,115

Oil, Gas & Consumable Fuels—2.4%
Exxon Mobil Corp.	6,670	501,851
Marathon Petroleum Corp.	3,400	160,854
Murphy Oil Corp.	1,100	34,100
QEP Resources, Inc.	3,900	54,756
Tesoro Corp.	900	82,809
Valero Energy Corp.	2,200	130,548

		964,918

Paper & Forest Products—0.4%
Domtar Corp.	500	20,105
International Paper Co.	3,300	142,362

		162,467

Personal Products—0.3%
Estee Lauder Cos., Inc., Class A	1,300	103,701
Revlon, Inc., Class A (a)	500	16,670

		120,371

Pharmaceuticals—2.7%
AbbVie, Inc.	2,400	149,784
Johnson & Johnson	6,128	575,909
Merck & Co., Inc.	7,000	376,950

		1,102,643

Professional Services—0.8%
CEB, Inc.	200	14,324
Dun & Bradstreet Corp.	500	52,985
Equifax, Inc.	1,100	107,690
Manpowergroup, Inc.	700	60,830
Robert Half International, Inc.	800	40,824
Towers Watson & Co., Class A	400	47,492

		324,145

Real Estate Management & Development—0.2%
CBRE Group, Inc., Class A (a)	1,800	57,636
Jones Lang LaSalle, Inc.	200	29,774

		87,410

Road & Rail—0.2%
AMERCO	100	37,456
JB Hunt Transport Services, Inc.	700	50,946

		88,402

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.	1,400	78,204
Avago Technologies Ltd.	1,500	188,955
Broadcom Corp., Class A	1,600	82,672
Intel Corp.	19,600	559,384
Linear Technology Corp.	3,700	149,036
NVIDIA Corp.	4,900	110,152

	Shares	Value*

Skyworks Solutions, Inc.	1,800	$157,230
Tessera Technologies, Inc.	700	22,918
Xilinx, Inc.	1,700	71,213

		1,419,764

Software—3.3%
ANSYS, Inc. (a)	600	53,160
Aspen Technology, Inc. (a)	1,000	37,870
CommVault Systems, Inc. (a)	500	17,920
Electronic Arts, Inc. (a)	5,500	363,825
FactSet Research Systems, Inc.	200	31,584
Intuit, Inc.	4,000	343,000
Manhattan Associates, Inc. (a)	1,100	64,328
NetSuite, Inc. (a)	300	26,655
Qlik Technologies, Inc. (a)	1,300	49,218
Qualys, Inc. (a)	700	20,342
Red Hat, Inc. (a)	1,500	108,315
Synopsys, Inc. (a)	700	32,851
Tyler Technologies, Inc. (a)	400	55,216
VMware, Inc., Class A (a)	1,600	126,640

		1,330,924

Specialty Retail—8.2%
American Eagle Outfitters, Inc.	2,400	40,848
AutoZone, Inc. (a)	200	143,198
Bed Bath & Beyond, Inc. (a)	1,200	74,532
Best Buy Co., Inc.	3,500	128,590
Dick’s Sporting Goods, Inc.	1,100	55,143
Foot Locker, Inc.	1,800	127,422
Gap, Inc.	4,900	160,769
Home Depot, Inc.	5,600	652,176
L Brands, Inc.	2,300	192,970
Lowe’s Cos., Inc.	7,400	511,858
Michaels Cos., Inc. (a)	2,500	65,525
Murphy USA, Inc. (a)	500	25,555
O’Reilly Automotive, Inc. (a)	1,050	252,073
Ross Stores, Inc.	4,400	213,928
Sally Beauty Holdings, Inc. (a)	700	18,298
Select Comfort Corp. (a)	600	14,610
Staples, Inc.	4,800	68,208
TJX Cos., Inc.	4,600	323,472
Tractor Supply Co.	800	68,248
Ulta Salon Cosmetics & Fragrance, Inc. (a)	700	110,663
Urban Outfitters, Inc. (a)	1,500	46,290
Williams-Sonoma, Inc.	400	30,412

		3,324,788

Technology Hardware, Storage & Peripherals—1.8%
EMC Corp.	10,500	261,135
Hewlett-Packard Co.	12,900	361,974
Seagate Technology PLC	2,500	128,500

		751,609

Textiles, Apparel & Luxury Goods—1.4%
Carter’s, Inc.	400	39,324
Lululemon Athletica, Inc. (a)	300	19,203
NIKE, Inc., Class B	2,700	301,725
Skechers U.S.A., Inc., Class A (a)	400	56,296
Steven Madden Ltd. (a)	400	16,344
V.F. Corp.	1,900	137,617
Wolverine World Wide, Inc.	500	13,475

		583,984

Tobacco—3.6%
Altria Group, Inc.	12,100	648,318
Philip Morris International, Inc.	10,370	827,526

		1,475,844

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc. (a)	1,200	39,600
WW Grainger, Inc.	400	89,376

		128,976

Total Common Stock (cost—$38,492,220)		39,862,878

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $651,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $665,438 including accrued interest (cost—$651,000)	$651	$651,000

Total Investments (cost—$39,143,220)—99.8%		40,513,878

Other assets less liabilities—0.2%		87,195

Net Assets—100.0%		$40,601,073

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—83.9%

Argentina—0.3%
Banco Macro S.A. ADR	157	$7,027
BBVA Banco Frances S.A. ADR	305	5,048

		12,075

Brazil—3.7%
Banco do Brasil S.A.	3,300	16,224
BRF S.A.	1,400	26,837
Cia Paranaense de Energia, Class P ADR	395	3,310
JBS S.A.	13,100	51,112
Kroton Educacional S.A.	1,500	3,590
Marfrig Global Foods S.A. (d)	4,600	8,118
MRV Engenharia e Participacoes S.A.	7,600	13,349
Multiplus S.A.	700	7,282
Porto Seguro S.A.	1,200	11,012
Sul America S.A. UNIT	4,500	21,714
Transmissora Alianca de Energia Eletrica S.A. UNIT	700	3,571
Vale S.A. ADR	3,024	11,733

		177,852

Chile—1.1%
Banco Santander Chile ADR	2,714	52,190

China—20.4%
Agricultural Bank of China Ltd., Class H	65,000	26,175
ANTA Sports Products Ltd.	7,000	17,472
Bank of China Ltd., Class H	83,000	37,804
Bank of Communications Co., Ltd., Class H	32,000	24,063
Beijing Capital International Airport Co., Ltd., Class H	8,000	8,628
BYD Electronic International Co., Ltd. (d)	4,500	2,604
China Citic Bank Corp., Ltd., Class H (d)	34,000	20,847
China Communications Construction Co., Ltd., Class H	1,000	1,187
China Construction Bank Corp., Class H	138,000	97,011
China Everbright Bank Co., Ltd., Class H	92,000	42,427
China Galaxy Securities Co., Ltd., Class H	8,000	5,545
China Merchants Bank Co., Ltd., Class H	2,000	4,731
China Minsheng Banking Corp., Ltd., Class H	20,000	19,250
China Mobile Ltd.	5,000	61,197
China National Building Material Co., Ltd., Class H	12,000	6,966
China Oilfield Services Ltd., Class H	9,000	9,750
China Petroleum & Chemical Corp., Class H	72,000	48,279
China Railway Group Ltd., Class H	18,000	16,066
China South City Holdings Ltd.	18,000	4,665
China Southern Airlines Co., Ltd., Class H	58,000	36,254
China Telecom Corp., Ltd., Class H	52,000	27,202
Chongqing Rural Commercial Bank Co., Ltd., Class H	40,000	23,376
Fosun International Ltd.	13,500	22,542
Fuguiniao Co., Ltd., Class H	2,800	4,176
Global Brands Group Holding Ltd. (d)	56,000	10,608
Hengan International Group Co., Ltd.	1,000	9,871
Huadian Power International Corp., Ltd., Class H	10,000	8,146

	Shares	Value*

Huaneng Power International, Inc., Class H	18,000	$20,539
Industrial & Commercial Bank of China Ltd., Class H	172,000	100,704
KWG Property Holding Ltd.	4,000	2,532
PetroChina Co., Ltd., Class H	18,000	14,971
Ping An Insurance Group Co. of China Ltd., Class H	10,000	48,838
Shenzhen Expressway Co., Ltd., Class H	40,000	26,065
Sichuan Expressway Co., Ltd., Class H	20,000	6,396
Sino-Ocean Land Holdings Ltd.	9,000	4,647
Tencent Holdings Ltd.	5,200	87,084
Wasion Group Holdings Ltd.	12,000	11,590
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	8,400	14,365
Zhejiang Expressway Co., Ltd., Class H	38,000	41,352
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,500	9,896

		985,821

Colombia—0.3%
Corp. Financiera Colombiana S.A.	1,242	14,922

Hong Kong—3.5%
Brilliance China Automotive Holdings Ltd.	8,000	9,736
Cathay Pacific Airways Ltd.	2,000	3,618
Cheung Kong Property Holdings Ltd. (d)	2,368	16,679
China Metal Resources Utilization Ltd. (a)	16,000	4,005
China Power International Development Ltd.	29,000	19,535
China Travel International Investment Hong Kong Ltd.	68,000	23,840
CK Hutchison Holdings Ltd.	2,368	31,509
Dah Sing Banking Group Ltd.	3,200	6,066
Ju Teng International Holdings Ltd.	20,000	7,630
Link REIT	3,000	15,927
Nexteer Automotive Group Ltd.	11,000	10,339
PCCW Ltd.	19,000	9,937
TCL Communication Technology Holdings Ltd.	3,000	2,024
Truly International Holdings Ltd.	42,000	10,405

		171,250

India—1.4%
Axis Bank Ltd. GDR	718	27,311
Reliance Industries Ltd. GDR (a)	590	15,399
Tata Motors Ltd. ADR	256	6,482
Vedanta Ltd. ADR	1,404	8,565
Wipro Ltd. ADR	672	7,869

		65,626

Indonesia—2.7%
Bank Mandiri Persero Tbk PT	33,600	21,743
Bank Negara Indonesia Persero Tbk PT	134,100	47,241
Bank Rakyat Indonesia Persero Tbk PT	31,400	23,772
Telekomunikasi Indonesia Persero Tbk PT	195,300	39,870

		132,626

Israel—0.1%
Mizrahi Tefahot Bank Ltd.	279	3,244

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Korea (Republic of)—13.8%
Asiana Airlines, Inc. (d)	417	$1,787
Daesang Holdings Co., Ltd.	117	2,447
Dongbu Insurance Co., Ltd.	378	16,998
Dongwon F&B Co., Ltd.	25	9,089
Eo Technics Co., Ltd.	164	14,971
Halla Holdings Corp.	553	23,532
Hanil Cement Co., Ltd.	230	25,188
Hansae Co., Ltd.	288	15,300
Hanssem Co., Ltd.	61	16,415
Hyundai Marine & Fire Insurance Co., Ltd.	151	3,572
Hyundai Mobis Co., Ltd.	50	8,725
Hyundai Motor Co.	139	17,494
JB Financial Group Co., Ltd.	690	3,720
Kia Motors Corp.	627	25,788
KISWIRE Ltd.	106	4,180
Korea Electric Power Corp.	1,612	65,855
LG Display Co., Ltd.	2,252	44,376
Meritz Securities Co., Ltd.	7,362	30,278
POSCO	242	38,967
S-Oil Corp.	134	6,864
Samsung Electronics Co., Ltd.	119	109,500
Samsung Electronics Co., Ltd. GDR	131	60,456
Samyang Corp.	30	2,269
SK Hynix, Inc.	2,209	66,861
SK Networks Co., Ltd.	2,969	16,478
SK Telecom Co., Ltd. ADR	1,301	29,585
Ssangyong Cement Industrial Co., Ltd. (d)	348	5,560

		666,255

Malaysia—2.3%
Berjaya Auto Bhd.	9,940	5,079
DiGi.Com Bhd.	25,400	31,648
Hong Leong Financial Group Bhd.	4,900	16,278
MISC Bhd.	2,200	4,244
Sunway Bhd.	6,900	5,584
Sunway Construction Group Bhd. (d)	690	184
Tenaga Nasional Bhd.	18,100	48,279

		111,296

Mexico—4.9%
America Movil S.A.B. de C.V., Ser. L	10,900	9,975
Credito Real S.A.B. de C.V. SOFOM ER	2,800	5,519
Gentera S.A.B. de C.V.	8,900	14,111
Gruma S.A.B. de C.V., Class B	2,300	31,111
Grupo Aeroportuario del Centro Norte SAB de C.V. ADR	271	11,325
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	338	28,270
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,000	25,099
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	26	3,789
Industrias Bachoco S.A.B. de C.V. ADR	799	45,407
Vitro S.A.B. de C.V., Ser. A (d)	20,200	61,842

		236,448

Peru—0.2%
Credicorp Ltd.	103	11,328

Philippines—1.5%
BDO Unibank, Inc.	6,850	14,427
DMCI Holdings, Inc.	83,000	20,171
Universal Robina Corp.	9,480	39,265

		73,863

	Shares	Value*

Poland—0.9%
Asseco Poland S.A.	867	$12,006
Energa S.A.	5,624	29,086
Tauron Polska Energia S.A.	4,946	4,585

		45,677

Russian Federation—2.4%
Gazprom PAO ADR	4,061	18,356
Mobile TeleSystems PJSC ADR	4,210	32,122
Rosneft OAO GDR	2,670	10,103
RusHydro PJSC ADR	2,725	2,234
Severstal PAO GDR	2,649	28,212
Sistema JSFC GDR	1,948	14,376
TMK OAO GDR	901	3,134
United Co. RUSAL PLC (d)	15,000	6,591

		115,128

Singapore—2.3%
ComfortDelGro Corp., Ltd.	2,700	5,386
DBS Group Holdings Ltd.	3,600	45,376
Fortune REIT	14,000	13,762
Mapletree Commercial Trust REIT	5,500	5,152
Religare Health Trust UNIT	4,800	3,215
SMRT Corp. Ltd.	7,000	6,058
Wing Tai Holdings Ltd.	11,300	13,188
Yangzijiang Shipbuilding Holdings Ltd.	24,900	19,412

		111,549

South Africa—9.4%
Aeci Ltd.	1,218	8,947
AVI Ltd.	3,701	22,603
FirstRand Ltd.	3,668	14,636
Gold Fields Ltd.	5,555	17,845
Investec Ltd.	6,145	49,981
JSE Ltd.	654	6,789
Liberty Holdings Ltd.	3,934	38,136
Mondi Ltd.	2,794	64,738
MTN Group Ltd.	335	4,470
Naspers Ltd., Class N	376	48,673
Pick n Pay Holdings Ltd.	1,386	2,858
Sanlam Ltd.	6,976	33,566
Sappi Ltd. (d)	3,767	12,066
Sasol Ltd.	1,051	33,988
Sibanye Gold Ltd. ADR	572	2,723
Steinhoff International Holdings Ltd.	7,764	46,503
Telkom S.A. SOC Ltd.	9,278	44,405

		452,927

Taiwan—8.6%
Advanced Semiconductor Engineering, Inc.	12,000	12,114
Advanced Semiconductor Engineering, Inc. ADR	4,643	22,844
Asian Pay Television Trust UNIT	7,900	4,563
AU Optronics Corp. ADR	5,147	16,110
Chailease Holding Co., Ltd.	2,080	3,352
China Development Financial Holding Corp.	24,000	6,938
Coretronic Corp.	14,000	11,146
Fubon Financial Holding Co., Ltd.	33,000	56,816
Hon Hai Precision Industry Co., Ltd.	22,000	62,629
Innolux Corp.	89,000	31,510
Micro-Star International Co., Ltd.	15,000	11,629
Silicon Motion Technology Corp. ADR	1,108	28,032
Siliconware Precision Industries Co., Ltd. ADR	3,448	21,274
Taishin Financial Holding Co., Ltd.	21,000	7,363
Taiwan Semiconductor Manufacturing Co., Ltd.	23,000	89,489
United Microelectronics Corp.	86,000	28,063
United Microelectronics Corp. ADR	1,307	2,130

		416,002

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Thailand—1.1%
Airports of Thailand PCL (c)	1,200	$9,237
Kasikornbank PCL	1,600	8,072
PTT Exploration & Production PCL (c)	7,400	16,598
PTT Global Chemical PCL (c)	12,800	21,577

		55,484

Turkey—2.7%
Cimsa Cimento Sanayi VE Ticaret AS	649	3,320
Eregli Demir ve Celik Fabrikalari TAS	27,501	37,382
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	61,742	26,924
TAV Havalimanlari Holding AS	2,148	17,331
Turkiye Is Bankasi	10,535	17,605
Turkiye Vakiflar Bankasi Tao	21,161	27,945

		130,507

United States—0.3%
Net 1 UEPS Technologies, Inc. (d)	374	7,701
Triple-S Management Corp., Class B (d)	352	7,406

		15,107

Total Common Stock (cost—$4,879,800)		4,057,177

PREFERRED STOCK—4.5%

Brazil—3.4%
Banco Bradesco S.A.	4,520	28,728
Banco do Estado do Rio Grande do Sul S.A., Class B	3,100	6,608
Braskem S.A., Class A	3,500	13,579
Cia Energetica de Minas Gerais	600	1,244
Cia Energetica de Sao Paulo, Class B	2,400	10,674
Itau Unibanco Holding S.A.	7,590	55,565
Itausa—Investimentos Itau S.A.	6,710	13,469
Petroleo Brasileiro S.A. (d)	13,200	33,449

		163,316

Colombia—0.5%
Banco Davivienda S.A.	3,482	27,176

Korea (Republic of)—0.6%
Samsung Electronics Co., Ltd.	37	27,194

Total Preferred Stock (cost—$364,387)		217,686

	Principal Amount (000s)

Repurchase Agreements—11.1%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $539,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $552,825 including accrued interest (cost—$539,000)	$539	539,000

Total Investments (cost-$5,783,187) (b)—99.5%		4,813,863

Other assets less liabilities—0.5%		24,636

Net Assets—100.0%		$4,838,499

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $3,168,151, representing 65.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $47,412, representing 1.0% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	18.5%
Semiconductors & Semiconductor Equipment	5.9%
Food Products	5.0%
Technology Hardware, Storage & Peripherals	4.4%
Oil, Gas & Consumable Fuels	4.0%
Electronic Equipment, Instruments & Components	4.0%
Metals & Mining	3.9%
Wireless Telecommunication Services	3.9%
Transportation Infrastructure	3.6%
Insurance	3.6%
Electric Utilities	3.3%
Diversified Telecommunication Services	2.5%
Diversified Financial Services	2.0%
Internet Software & Services	1.8%
Capital Markets	1.7%
Household Durables	1.6%
Industrial Conglomerates	1.6%
Paper & Forest Products	1.5%
Containers & Packaging	1.3%
Media	1.2%
Automobiles	1.2%
Independent Power and Renewable Electricity Producers	1.2%
Textiles, Apparel & Luxury Goods	1.0%
Real Estate Management & Development	1.0%
Chemicals	0.9%
Auto Components	0.9%
Airlines	0.8%
Construction Materials	0.8%
Real Estate Investment Trust	0.7%
Electrical Equipment	0.5%
Hotels, Restaurants & Leisure	0.5%
Construction & Engineering	0.4%
Consumer Finance	0.4%
Machinery	0.4%
Trading Companies & Distributors	0.3%
IT Services	0.3%
Energy Equipment & Services	0.3%
Health Care Providers & Services	0.3%
Software	0.2%
Road & Rail	0.2%
Personal Products	0.2%
Banking	0.1%
Specialty Retail	0.1%
Marine	0.1%
Diversified Consumer Services	0.1%
Food & Staples Retailing	0.1%
Communications Equipment	0.1%
Industrials	0.0%
Repurchase Agreements	11.1%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Australia—0.8%
Abacus Property Group REIT	9,380	$20,486
Australia & New Zealand Banking Group Ltd.	11,322	225,182
Bank of Queensland Ltd.	8,736	78,766
Beach Energy Ltd.	26,770	12,879
CSR Ltd.	25,041	55,312
Dexus Property Group REIT	5,360	28,052
Downer EDI Ltd.	19,447	50,142
Echo Entertainment Group Ltd.	17,683	61,792
Federation Centres REIT	13,342	26,821
Investa Office Fund REIT	7,754	21,200
Macquarie Group Ltd.	1,862	100,501
Northern Star Resources Ltd.	9,596	13,885
Qantas Airways Ltd. (d)	13,920	33,252
Select Harvests Ltd.	1,280	10,984
Stockland REIT	6,141	17,062
Tassal Group Ltd.	21,196	56,638

		812,954

Austria—0.3%
OMV AG	4,037	103,351
UNIQA Insurance Group AG	10,945	91,488
Voestalpine AG	3,990	145,470

		340,309

Belgium—0.4%
Ageas	1,631	66,583
Befimmo S.A. REIT	720	44,429
Delhaize Group S.A.	1,817	162,579
KBC Groep NV	2,047	135,270

		408,861

Bermuda—0.7%
Aspen Insurance Holdings Ltd.	4,364	200,351
DHT Holdings, Inc.	2,246	16,059
Endurance Specialty Holdings Ltd.	2,634	167,918
Everest Re Group Ltd.	622	109,354
Maiden Holdings Ltd.	8,976	128,626
Seadrill Ltd.	3,758	30,214
Tanker Investments Ltd. (d)	1,478	18,362
Teekay Tankers Ltd., Class A	9,496	55,836

		726,720

Brazil—0.5%
Banco Bradesco S.A.	11,100	77,037
Banco do Brasil S.A.	17,600	86,528
Cielo S.A.	7,920	83,750
Estacio Participacoes S.A.	10,700	36,791
Itau Unibanco Holding S.A.	4,290	29,679
JBS S.A.	24,200	94,421
MRV Engenharia e Participacoes S.A.	17,000	29,860
Petroleo Brasileiro S.A. ADR (d)	13,789	80,804
Porto Seguro S.A.	4,200	38,541

		557,411

Canada—4.4%
Artis Real Estate Investment Trust REIT	4,017	37,434
Bankers Petroleum Ltd. (d)	8,636	15,426
BCE, Inc.	4,118	166,523
Canadian Imperial Bank of Commerce	1,933	142,066
Canadian National Railway Co.	5,507	306,451
Canadian Natural Resources Ltd.	2,851	64,254
Canadian Tire Corp., Ltd., Class A	676	63,818
Canam Group, Inc.	1,238	12,770
Canfor Pulp Products, Inc.	4,104	37,527
Celestica, Inc. (d)	3,772	46,104
Chorus Aviation, Inc.	8,461	34,922
Cogeco Cable, Inc.	1,984	100,150
Concordia Healthcare Corp.	846	65,450
Entertainment One Ltd.	15,872	73,163
Genworth MI Canada, Inc.	1,234	28,590

	Shares	Value*

George Weston Ltd.	1,283	$106,319
Great-West Lifeco, Inc.	4,002	102,301
Intertape Polymer Group, Inc.	3,879	43,549
Laurentian Bank of Canada	5,519	203,124
Linamar Corp.	4,967	260,922
Loblaw Cos., Ltd.	4,879	260,416
Magna International, Inc.	7,356	362,991
Martinrea International, Inc.	2,718	24,151
Metro, Inc.	6,600	174,281
National Bank of Canada	5,553	182,764
Raging River Exploration, Inc. (d)	12,065	77,126
Royal Bank of Canada	8,875	494,750
Shaw Communications, Inc., Class B	8,043	161,581
Sun Life Financial, Inc.	6,362	202,234
Toronto-Dominion Bank	11,045	440,591
Transcontinental, Inc., Class A	10,580	115,402
Valeant Pharmaceuticals International, Inc. (d)	918	212,816

		4,619,966

China—3.0%
Agricultural Bank of China Ltd., Class H	215,000	86,579
Asia Cement China Holdings Corp.	32,500	10,770
Bank of China Ltd., Class H	368,000	167,612
Belle International Holdings Ltd.	50,000	45,550
BYD Electronic International Co., Ltd. (d)	41,500	24,017
Changyou.com Ltd. ADR (d)	2,492	52,307
China Communications Services Corp. Ltd., Class H	66,000	24,415
China Construction Bank Corp., Class H	161,000	113,180
China Galaxy Securities Co., Ltd., Class H	29,500	20,446
China Lilang Ltd.	52,000	44,753
China Lumena New Materials Corp. (b)(d)	62,000	1,200
China Merchants Bank Co., Ltd., Class H	56,000	132,466
China Mobile Ltd.	16,500	201,951
China Petroleum & Chemical Corp., Class H	186,000	124,721
China Railway Construction Corp., Ltd., Class H	65,000	85,207
China Railway Group Ltd., Class H	41,000	36,596
China Resources Cement Holdings Ltd.	74,000	36,499
China Southern Airlines Co., Ltd., Class H	414,000	258,781
Chongqing Rural Commercial Bank Co., Ltd., Class H	87,000	50,843
CNOOC Ltd.	68,000	85,236
Dongfeng Motor Group Co., Ltd., Class H	54,000	54,514
FIH Mobile Ltd.	36,000	16,018
Fufeng Group Ltd.	53,000	23,505
Huadian Power International Corp., Ltd., Class H	244,000	198,751
Huaneng Power International, Inc., Class H	114,000	130,082
Industrial & Commercial Bank of China Ltd., Class H	304,000	177,988
KWG Property Holding Ltd.	58,000	36,707
NetEase, Inc. ADR	289	32,131
New China Life Insurance Co., Ltd., Class H	7,500	29,233
PetroChina Co., Ltd. ADR	1,362	113,781
PICC Property & Casualty Co., Ltd., Class H	18,000	34,143

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	9,400	$19,627
Shenzhen Expressway Co., Ltd., Class H	60,000	39,097
Shimao Property Holdings Ltd.	22,500	31,490
Sino Biopharmaceutical Ltd.	44,000	52,840
Sino-Ocean Land Holdings Ltd.	17,500	9,037
Sinopec Shanghai Petrochemical Co., Ltd., Class H (d)	54,000	20,190
Sinopharm Group Co., Ltd., Class H	70,000	265,718
Skyworth Digital Holdings Ltd.	150,000	87,202
Wasion Group Holdings Ltd.	134,000	129,425
Yuexiu Transport Infrastructure Ltd.	28,000	16,545
Zhejiang Expressway Co., Ltd., Class H	34,000	36,999
ZTE Corp., Class H	9,400	18,924

		3,177,076

Denmark—0.9%
AP Moeller—Maersk A/S, Class B	97	165,197
Bakkafrost P/F	6,736	204,337
Danske Bank A/S	3,046	94,206
Dfds A/S	293	47,840
Pandora A/S	738	85,306
Royal Unibrew A/S	8,128	269,847
TDC A/S	16,313	103,136

		969,869

Finland—0.6%
Atria Oyj	4,118	41,035
Cramo Oyj	944	19,135
Elisa Oyj	4,496	149,608
Metsa Board Oyj	3,298	20,232
Oriola-KD Oyj, Class B (d)	10,995	52,892
Stora Enso Oyj, Class R	14,461	128,305
UPM-Kymmene Oyj	11,086	184,279

		595,486

France—3.2%
APERAM S.A. (d)	394	13,256
Atos S.E.	1,250	94,695
AXA S.A.	7,643	192,520
BNP Paribas S.A.	1,787	112,564
Boiron S.A.	242	25,844
Cap Gemini S.A.	1,374	123,169
Cie Generale des Etablissements Michelin	1,376	132,867
Ipsen S.A.	896	60,089
Orange S.A.	19,403	306,863
Plastic Omnium S.A.	1,345	34,723
Renault S.A.	973	80,571
Rubis SCA	311	21,995
Saft Groupe S.A.	493	18,010
Sanofi	8,788	864,403
Technicolor S.A.	14,100	104,490
Teleperformance	3,136	220,469
Thales S.A.	827	56,971
Total S.A.	13,996	645,305
UBISOFT Entertainment (d)	2,446	45,745
Valeo S.A.	1,552	194,354

		3,348,903

Germany—3.9%
Aareal Bank AG (c)	4,092	152,028
Bayer AG	3,087	417,227
Bayerische Motoren Werke AG	3,986	366,356
Bechtle AG (c)	412	35,536
Daimler AG	8,288	664,321
Deutsche Bank AG	6,787	199,412
Deutsche Lufthansa AG (d)	14,329	173,867
Deutsche Wohnen AG	1,357	35,707
Dialog Semiconductor PLC (d)	923	44,135
DO Deutsche Office AG	2,411	12,181

	Shares	Value*

Duerr AG	272	$20,986
Freenet AG (c)	7,617	241,594
Fresenius SE & Co. KGaA	3,542	249,878
Hannover Rueck SE	3,679	373,384
Indus Holding AG	3,596	168,160
Infineon Technologies AG (c)	10,015	109,275
Jenoptik AG (c)	4,120	55,496
Merck KGaA	2,782	264,893
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	979	179,580
Sixt SE	1,118	50,075
Software AG	1,620	44,652
Stada Arzneimittel AG	1,841	63,178
Talanx AG	6,230	187,594

		4,109,515

Greece—0.0%
Tsakos Energy Navigation Ltd.	1,346	10,108

Hong Kong—0.7%
BOC Hong Kong Holdings Ltd.	16,000	54,067
Cathay Pacific Airways Ltd.	13,000	23,517
China High Speed Transmission Equipment Group Co., Ltd. (d)	60,000	41,259
China Power International Development Ltd.	325,000	218,926
Dah Sing Banking Group Ltd.	12,800	24,265
Dah Sing Financial Holdings Ltd.	10,000	54,792
EVA Precision Industrial Holdings Ltd.	158,000	36,422
Ju Teng International Holdings Ltd.	38,000	14,496
Kerry Properties Ltd.	10,000	29,998
Orient Overseas International Ltd.	13,500	66,868
PCCW Ltd.	38,000	19,874
SSY Group Ltd.	222,000	63,405
TCL Communication Technology Holdings Ltd.	68,000	45,882
Truly International Holdings Ltd.	92,000	22,792

		716,563

India—0.2%
Tata Motors Ltd. ADR	7,113	180,101

Indonesia—0.5%
Adaro Energy Tbk PT	1,268,800	53,661
Bank Negara Indonesia Persero Tbk PT	829,200	292,112
Indofood Sukses Makmur Tbk PT	51,900	19,566
Telekomunikasi Indonesia Persero Tbk PT	635,500	129,737

		495,076

Ireland—1.0%
Medtronic PLC	7,377	533,284
Smurfit Kappa Group PLC	16,529	487,524

		1,020,808

Israel—0.0%
Mellanox Technologies Ltd. (d)	1,035	41,855

Italy—0.8%
Brembo SpA	2,097	87,007
Enel SpA	71,037	319,435
Intesa Sanpaolo SpA	4,948	18,002
Iren SpA	36,036	56,658
Recordati SpA	6,690	158,910
Unipol Gruppo Finanziario SpA	17,811	84,000
Vittoria Assicurazioni SpA	5,774	63,789

		787,801

Japan—9.9%
Aida Engineering Ltd.	1,200	10,993
Aisin Seiki Co., Ltd.	3,100	111,468
Alps Electric Co., Ltd.	6,300	196,873
Bank of Yokohama Ltd.	19,000	116,019

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Bridgestone Corp.	5,600	$187,251
Central Japan Railway Co.	1,900	311,079
Cosmo Oil Co., Ltd. (d)	43,000	66,927
Daihen Corp.	10,000	48,177
Exedy Corp.	1,400	31,848
Fuji Heavy Industries Ltd.	18,300	639,746
FUJIFILM Holdings Corp.	5,200	213,160
Fujikura Ltd.	20,000	98,723
Haseko Corp.	8,000	93,565
Hitachi Kokusai Electric, Inc.	3,000	37,249
Idemitsu Kosan Co., Ltd.	2,700	46,460
Iida Group Holdings Co., Ltd.	700	12,335
ITOCHU Corp.	34,500	413,767
Japan Airlines Co., Ltd.	3,900	138,410
Japan Aviation Electronics Industry Ltd.	8,000	146,020
JFE Holdings, Inc.	6,200	96,013
JTEKT Corp.	9,900	138,986
Kaga Electronics Co., Ltd.	1,900	24,969
Kaneka Corp.	9,000	72,806
KDDI Corp.	20,400	506,203
Kinden Corp.	5,000	62,710
Konica Minolta, Inc.	7,800	85,405
Kose Corp.	500	49,390
Kyowa Exeo Corp.	3,900	39,935
Makino Milling Machine Co., Ltd.	5,000	38,682
Mitsubishi Electric Corp.	28,000	278,622
Mitsubishi Gas Chemical Co., Inc.	5,000	24,290
Mitsubishi Materials Corp.	45,000	144,299
Mitsubishi UFJ Financial Group, Inc.	131,600	868,057
Mitsui Engineering & Shipbuilding Co., Ltd.	12,000	18,615
Mizuho Financial Group, Inc.	182,900	374,573
Murata Manufacturing Co., Ltd.	900	129,639
Nichirei Corp.	14,000	85,403
Nippon Telegraph & Telephone Corp.	8,400	320,394
Nissan Motor Co., Ltd.	32,000	287,789
NOK Corp.	1,400	34,414
Nomura Real Estate Holdings, Inc.	1,200	22,511
NTN Corp.	10,000	51,865
ORIX Corp.	20,600	276,110
Osaka Gas Co., Ltd.	44,000	178,538
Raito Kogyo Co., Ltd.	3,500	34,397
Resona Holdings, Inc.	46,000	231,854
Sanwa Holdings Corp.	20,900	159,009
Sekisui Chemical Co., Ltd.	4,000	44,051
Sekisui House Ltd.	14,900	222,095
Senko Co., Ltd.	7,000	49,273
Sompo Japan Nipponkoa Holdings, Inc.	2,700	89,175
Sumitomo Chemical Co., Ltd.	8,000	39,714
Sumitomo Mitsui Financial Group, Inc.	3,000	122,449
Sumitomo Mitsui Trust Holdings, Inc.	71,000	293,080
Sumitomo Osaka Cement Co., Ltd.	14,000	54,156
Sumitomo Rubber Industries Ltd.	23,100	326,391
T-Gaia Corp.	700	11,452
Tamura Corp.	3,000	8,713
Tokai Rika Co., Ltd.	11,100	235,107
Tokyo Seimitsu Co., Ltd.	3,400	65,062
Topre Corp.	700	13,556
Tosoh Corp.	33,000	155,524
Toyota Motor Corp.	10,400	614,705
Tsubakimoto Chain Co.	9,000	69,171
West Japan Railway Co.	2,100	141,733
Yamaha Motor Co., Ltd.	4,500	86,629
Yokohama Rubber Co., Ltd.	5,100	99,939
Zeon Corp.	5,000	41,386

		10,338,909

Korea (Republic of)—1.1%
Hyosung Corp.	155	16,761
Hyundai Development Co.	391	19,776
Hyundai Steel Co.	1,649	73,663
Korea Electric Power Corp.	2,628	107,362
Korea Gas Corp.	2,540	86,518

	Shares	Value*

LG Display Co., Ltd.	5,332	$105,068
LG Electronics, Inc.	1,242	46,702
Lotte Chemical Corp.	175	36,549
Mirae Asset Securities Co., Ltd.	743	24,506
S-Oil Corp.	229	11,730
Samsung Electronics Co., Ltd. GDR	517	238,596
SK Hynix, Inc.	5,670	171,616
SK Innovation Co., Ltd. (d)	223	18,978
SK Telecom Co., Ltd.	831	171,162
Tongyang Life Insurance	942	11,934

		1,140,921

Malaysia—0.2%
Tenaga Nasional Bhd.	60,000	160,042

Mexico—0.3%
Gruma S.A.B. de C.V. ADR	2,626	141,778
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	364	30,445
Industrias Bachoco S.A.B. de C.V. ADR	2,111	119,968

		292,191

Netherlands—1.4%
Aegon NV	8,452	52,058
AerCap Holdings NV (d)	6,649	279,524
ASM International NV	6,388	240,116
BE Semiconductor Industries NV	1,849	36,234
BinckBank NV	4,380	36,788
Koninklijke Ahold NV	9,073	178,944
NN Group NV	2,721	83,049
RELX NV	17,238	265,056
Wolters Kluwer NV	10,196	322,585

		1,494,354

New Zealand—0.2%
Air New Zealand Ltd.	100,100	156,705
New Zealand Refining Co., Ltd. (d)	26,356	53,424

		210,129

Norway—1.2%
Borregaard ASA	3,546	22,212
DNB ASA	28,825	410,361
Kongsberg Automotive ASA (d)	124,929	65,643
Norsk Hydro ASA	25,217	86,838
Salmar ASA	4,023	61,105
SpareBank 1 SMN	26,776	195,710
Telenor ASA	7,732	153,754
Veidekke ASA	3,741	42,574
Yara International ASA	5,404	241,144

		1,279,341

Philippines—0.1%
Universal Robina Corp.	12,760	52,851

Portugal—0.0%
Sonae SGPS S.A.	13,720	17,443

Russian Federation—0.1%
PhosAgro OAO GDR	3,447	48,430
Sistema JSFC GDR	4,601	33,956
Surgutneftegas OAO ADR	5,136	27,683

		110,069

Singapore—0.5%
AIMS AMP Capital Industrial REIT	37,100	36,829
Avago Technologies Ltd.	1,150	144,865
DBS Group Holdings Ltd.	18,500	233,180
Fortune Real Estate Investment Trust REIT	31,900	31,324
Oversea-Chinese Banking Corp., Ltd.	5,100	32,296
Yangzijiang Shipbuilding Holdings Ltd.	83,500	65,097

		543,591

South Africa—0.5%
FirstRand Ltd.	47,149	188,130
Liberty Holdings Ltd.	5,048	48,935
MMI Holdings Ltd.	22,644	48,003

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Sibanye Gold Ltd. ADR	8,554	$40,717
Super Group Ltd. (d)	16,387	40,893
Telkom S.A. SOC Ltd.	30,561	146,266

		512,944

Spain—0.4%
Banco de Sabadell S.A.	47,913	101,513
Gas Natural SDG S.A.	7,178	145,171
Iberdrola S.A.	7,934	53,651
Red Electrica Corp. S.A.	2,101	167,179

		467,514

Sweden—1.0%
Bilia AB	2,722	54,048
BillerudKorsnas AB	1,531	23,337
Boliden AB	8,386	138,036
Holmen AB, Class B	3,700	104,061
Loomis AB, Class B	1,397	35,462
NCC AB, Class B (c)	2,123	61,901
Nordea Bank AB	4,607	54,399
Peab AB	1,627	11,553
Skandinaviska Enskilda Banken AB, Class A	24,021	279,126
Swedbank AB, Class A	10,909	248,847

		1,010,770

Switzerland—1.0%
ACE Ltd.	3,141	320,884
Georg Fischer AG	265	158,997
Novartis AG	4,412	430,548
Swiss Life Holding AG (d)	814	190,512

		1,100,941

Taiwan—0.9%
Advanced Semiconductor Engineering, Inc.	120,000	121,143
Fubon Financial Holding Co., Ltd.	137,000	235,875
Hon Hai Precision Industry Co., Ltd.	31,200	88,819
Innolux Corp.	134,000	47,442
Micro-Star International Co., Ltd.	45,000	34,889
Siliconware Precision Industries Co., Ltd.	35,000	42,192
Taishin Financial Holding Co., Ltd.	156,933	55,020
Taiwan Semiconductor Manufacturing Co., Ltd.	86,000	334,610

		959,990

Thailand—0.1%
PTT Global Chemical PCL (b)	12,700	21,408
Thai Oil PCL (b)	35,200	50,822

		72,230

Turkey—0.5%
Dogus Otomotiv Servis ve Ticaret AS	6,980	29,980
Eregli Demir ve Celik Fabrikalari TAS	77,162	104,885
TAV Havalimanlari Holding AS	3,821	30,829
Tekfen Holding AS	42,532	58,388
Tupras Turkiye Petrol Rafinerileri AS (d)	2,670	68,899
Turk Hava Yollari AO (d)	51,633	142,893
Turkiye Is Bankasi	83,322	139,244

		575,118

United Kingdom—6.6%
3i Group PLC	14,963	112,011
Ashtead Group PLC	7,447	106,870
Barratt Developments PLC	28,029	272,870
Bellway PLC	7,494	283,845
Berkeley Group Holdings PLC	4,792	245,724
Bovis Homes Group PLC	8,632	145,036
Brit PLC (b)	14,557	62,546

	Shares	Value*

Britvic PLC	6,960	$71,109
BT Group PLC	47,025	313,712
Carnival PLC	1,884	95,159
DCC PLC (c)	824	61,117
Direct Line Insurance Group PLC	12,534	67,561
Dixons Carphone PLC	33,766	222,300
DS Smith PLC	9,125	54,841
easyJet PLC	7,645	195,803
Galliford Try PLC	12,551	331,926
Halma PLC	1,041	11,994
Imperial Tobacco Group PLC	5,558	267,528
International Consolidated Airlines Group S.A. (d)	25,766	211,176
Interserve PLC	7,679	68,172
ITV PLC	47,757	181,873
JD Sports Fashion PLC	5,964	80,169
Keller Group PLC	5,696	85,334
Laird PLC	7,273	42,219
Legal & General Group PLC	33,351	128,309
Lloyds Banking Group PLC	70,810	83,462
Lookers PLC	23,627	58,510
Man Group PLC	19,277	47,141
Micro Focus International PLC	3,377	67,451
Mondi PLC	10,105	227,097
National Express Group PLC	18,338	83,293
Noble Corp. PLC	8,687	113,105
Northgate PLC	4,707	35,884
Old Mutual PLC	34,125	103,854
Paragon Group of Cos. PLC	8,410	52,987
Persimmon PLC (d)	8,476	271,170
Redrow PLC	11,811	86,621
Royal Dutch Shell PLC, Class A	5,829	151,859
Royal Dutch Shell PLC, Class B	28,795	751,811
RPC Group PLC	9,994	99,958
Shire PLC	3,965	306,643
Stolt-Nielsen Ltd.	1,390	21,081
Taylor Wimpey PLC	97,840	299,850
Trinity Mirror PLC	11,183	23,388
WH Smith PLC	8,302	189,940
Whitbread PLC	1,394	101,803

		6,896,112

United States—50.5%
A Schulman, Inc. (c)	3,358	115,280
ABM Industries, Inc.	2,472	79,129
Aetna, Inc.	6,058	693,762
AG Mortgage Investment Trust, Inc. REIT	4,235	70,005
AGL Resources, Inc.	1,361	83,007
Air Lease Corp.	3,126	100,563
Aircastle Ltd.	4,844	100,658
Alaska Air Group, Inc.	5,306	397,207
Alcoa, Inc.	15,271	144,311
Allergan PLC (d)	2,117	643,018
ALLETE, Inc.	1,019	48,688
Alliance Data Systems Corp. (d)	876	225,298
Allstate Corp.	4,987	290,642
Altria Group, Inc.	12,358	662,142
Amdocs Ltd.	4,986	285,249
Ameren Corp.	6,781	273,207
American Capital Agency Corp. REIT	1,573	30,091
American Eagle Outfitters, Inc.	3,081	52,439
American Electric Power Co., Inc.	7,399	401,692
American Equity Investment Life Holding Co.	3,363	81,586
American Financial Group, Inc.	5,941	410,285
Ameriprise Financial, Inc.	687	77,404
AmerisourceBergen Corp.	3,620	362,145
Amgen, Inc.	6,030	915,233
Amsurg Corp. (d)	1,841	144,371

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Amtrust Financial Services, Inc.	3,950	$229,693
Annaly Capital Management, Inc. REIT	4,151	41,759
Anthem, Inc.	5,108	720,483
Anworth Mortgage Asset Corp. REIT	6,428	32,333
Apollo Commercial Real Estate Finance, Inc. REIT	2,119	34,688
Apollo Investment Corp.	6,955	45,277
Apple, Inc.	21,000	2,367,960
Archer-Daniels-Midland Co.	6,863	308,766
Arlington Asset Investment Corp., Class A	1,343	22,361
ARRIS Group, Inc. (d)	1,646	43,487
Arrow Electronics, Inc. (d)	998	55,808
AT&T, Inc.	26,155	868,346
Atlas Air Worldwide Holdings, Inc. (d)	749	30,941
Atmos Energy Corp.	3,209	175,821
Atwood Oceanics, Inc.	3,757	71,796
AutoNation, Inc. (d)	895	53,557
Avery Dennison Corp.	734	42,631
Avista Corp.	3,539	111,089
Avnet, Inc.	2,159	91,542
Bank of America Corp.	18,791	307,045
Becton Dickinson and Co.	1,431	201,800
Belden, Inc.	3,938	198,436
Benchmark Electronics, Inc. (d)	1,962	41,928
Booz Allen Hamilton Holding Corp.	3,786	101,086
Brocade Communications Systems, Inc.	28,614	304,739
Caleres, Inc.	1,656	55,145
Capital One Financial Corp.	4,585	356,484
Capstead Mortgage Corp. REIT	8,238	85,840
Cardtronics, Inc. (d)	6,112	210,864
Carter’s, Inc.	308	30,279
CDW Corp.	4,785	190,204
Centene Corp. (d)	2,881	177,815
CF Industries Holdings, Inc.	4,544	260,735
Charles River Laboratories International, Inc. (d)	330	22,734
Chemed Corp.	917	125,033
Chevron Corp.	4,264	345,341
Chimera Investment Corp. REIT	4,314	60,439
Cigna Corp.	4,441	625,248
Cisco Systems, Inc.	25,610	662,787
Citigroup, Inc.	15,294	817,923
CNA Financial Corp.	1,871	67,319
Comcast Corp., Class A	12,508	708,649
Commercial Metals Co.	2,173	34,116
Community Health Systems, Inc. (d)	803	43,121
Conn’s, Inc. (d)	2,277	67,968
Consolidated Edison, Inc.	4,967	312,474
Constellation Brands, Inc., Class A	939	120,192
Convergys Corp.	9,024	203,942
Cracker Barrel Old Country Store, Inc.	749	107,991
Crane Co.	840	44,134
CVS Health Corp.	7,663	784,691
Darden Restaurants, Inc.	1,528	103,919
Delek U.S. Holdings, Inc.	657	20,209
Deluxe Corp.	2,962	171,826
Dillard’s, Inc., Class A	1,610	148,941
DineEquity, Inc.	665	63,508
Discover Financial Services	4,121	221,421
Dow Chemical Co.	7,210	315,510
Dr. Pepper Snapple Group, Inc.	3,103	238,093
Duke Energy Corp.	2,525	179,048
Eastman Chemical Co.	1,513	109,632
Edison International	6,436	376,377
Electronic Arts, Inc. (d)	1,575	104,186
EMC Corp.	10,004	248,799

	Shares	Value*

Entergy Corp.	4,090	$267,200
Enterprise Financial Services Corp.	1,203	28,764
Euronet Worldwide, Inc. (d)	994	64,083
EverBank Financial Corp.	3,694	73,067
Everi Holdings, Inc.	5,969	30,860
Exelon Corp.	11,061	340,236
Express, Inc. (d)	1,524	31,090
Exxon Mobil Corp.	14,628	1,100,611
Fidelity National Information Services, Inc.	1,785	123,272
First Interstate Bancsystem, Inc., Class A	1,613	43,035
First Merchants Corp.	3,002	78,112
Foot Locker, Inc.	5,806	411,007
GameStop Corp., Class A	3,846	163,378
GATX Corp.	5,366	265,993
General Electric Co.	7,314	181,533
General Motors Co.	9,069	266,991
Gilead Sciences, Inc.	5,770	606,254
Global Payments, Inc.	2,022	225,231
Goodyear Tire & Rubber Co.	2,963	88,209
Google, Inc., Class A (d)	377	244,228
Google, Inc., Class C (d)	351	217,006
Great Plains Energy, Inc.	4,531	112,913
Greenbrier Cos., Inc.	976	40,699
Group 1 Automotive, Inc.	863	75,426
Hanesbrands, Inc.	6,260	188,489
Hanover Insurance Group, Inc.	1,794	141,547
Health Net, Inc. (d)	2,237	143,302
Heartland Payment Systems, Inc.	853	50,822
Hewlett-Packard Co.	18,544	520,345
HollyFrontier Corp.	624	29,241
Home BancShares, Inc.	308	11,741
Home Depot, Inc.	4,845	564,249
Huntington Bancshares, Inc.	8,226	89,746
Huntsman Corp.	5,052	83,510
IDT Corp., Class B	1,377	21,509
Innospec, Inc.	774	38,003
Intel Corp.	7,712	220,100
International Business Machines Corp.	2,426	358,781
j2 Global, Inc.	1,458	101,448
Jabil Circuit, Inc.	8,434	163,198
Jack in the Box, Inc.	963	75,287
JetBlue Airways Corp. (d)	4,128	92,137
Johnson & Johnson	11,251	1,057,369
JPMorgan Chase & Co.	4,919	315,308
Kaiser Aluminum Corp.	660	55,163
KeyCorp	7,522	103,352
Knoll, Inc.	1,107	26,479
Kohl’s Corp.	4,532	231,268
Kroger Co.	22,148	764,106
Laboratory Corp. of America Holdings (d)	1,631	192,148
Ladder Capital Corp. REIT	1,207	18,805
Lam Research Corp.	7,042	512,446
Lear Corp.	2,896	297,680
LifePoint Hospitals, Inc. (d)	2,210	172,667
Lincoln National Corp.	8,147	413,786
LyondellBasell Industries NV, Class A	3,105	265,105
Macy’s, Inc.	3,266	191,420
MainSource Financial Group, Inc.	2,136	44,237
Mallinckrodt PLC (d)	3,612	311,499
Marathon Petroleum Corp.	6,084	287,834
Marriott Vacations Worldwide Corp.	1,054	74,845
McKesson Corp.	1,944	384,096
MEDNAX, Inc. (d)	1,358	109,387
Mentor Graphics Corp.	4,992	128,993
MetLife, Inc.	4,411	220,991

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Micron Technology, Inc. (d)	14,572	$239,127
Microsoft Corp.	10,494	456,699
Mohawk Industries, Inc. (d)	1,356	267,091
Morgan Stanley	9,401	323,864
Mosaic Co.	2,625	107,179
Mylan NV (d)	12,002	595,179
Natus Medical, Inc. (d)	4,449	180,985
New Residential Investment Corp. REIT	1,494	21,155
Norfolk Southern Corp.	2,931	228,354
Northrop Grumman Corp.	2,037	333,538
O’Reilly Automotive, Inc. (d)	826	198,298
On Assignment, Inc. (d)	495	17,810
ON Semiconductor Corp. (d)	32,058	306,314
Oracle Corp.	2,586	95,915
PBF Energy, Inc., Class A	1,399	41,858
Penske Automotive Group, Inc.	2,480	125,488
PG&E Corp.	8,147	403,928
Pinnacle Foods, Inc.	3,129	140,304
Portland General Electric Co.	11,315	390,820
PPL Corp.	3,317	102,794
PrivateBancorp, Inc.	648	24,527
Prudential Financial, Inc.	2,161	174,393
Public Service Enterprise Group, Inc.	8,484	341,481
QLogic Corp. (d)	7,550	78,067
Quest Diagnostics, Inc.	1,861	126,176
Quintiles Transnational Holdings, Inc. (d)	2,586	192,683
Reinsurance Group of America, Inc.	1,330	120,870
Reynolds American, Inc.	7,143	598,226
Rowan Cos. PLC, Class A	712	12,795
Royal Caribbean Cruises Ltd.	4,026	354,932
Ryder System, Inc. (c)	1,220	100,003
Sanderson Farms, Inc.	2,480	171,219
Sanmina Corp. (d)	6,970	134,103
Santander Consumer USA Holdings, Inc.	1,938	43,527
SCANA Corp.	1,630	86,211
Signature Bank (d)	996	132,956
Skyworks Solutions, Inc.	3,535	308,782
Snap-on, Inc.	833	133,088
Southwest Airlines Co.	3,638	133,515
SpartanNash Co.	1,802	50,997
Spirit AeroSystems Holdings, Inc., Class A (d)	2,518	128,695
SS&C Technologies Holdings, Inc.	784	53,108
SunTrust Banks, Inc.	3,021	121,958
SUPERVALU, Inc. (d)	11,501	94,768
Symetra Financial Corp.	1,784	56,142
Talen Energy Corp. (d)	414	5,900
Target Corp.	1,319	102,500
Teleflex, Inc.	474	61,999
Thermo Fisher Scientific, Inc.	1,608	201,595
Time Warner, Inc.	3,195	227,165
Travelers Cos., Inc.	4,208	418,906
Trinity Industries, Inc.	7,134	192,547
Tutor Perini Corp. (d)	961	17,010
Tyson Foods, Inc., Class A	13,390	566,129
Union Pacific Corp.	6,967	597,351
United Continental Holdings, Inc. (d)	1,168	66,541
United Therapeutics Corp. (d)	824	124,111
UnitedHealth Group, Inc.	6,724	777,967
USANA Health Sciences, Inc. (d)	465	68,118
Valero Energy Corp.	6,432	381,675
Verizon Communications, Inc.	25,507	1,172,490
Viacom, Inc., Class B	5,835	237,893
Voya Financial, Inc.	6,376	274,678
Walt Disney Co.	6,577	670,065
Waste Management, Inc.	3,340	167,200

	Shares	Value*

Wells Fargo & Co.	17,535	$935,142
West Corp.	3,482	84,752
Westar Energy, Inc.	5,515	201,573
Western Alliance Bancorp (d)	1,584	48,344
Western Refining, Inc.	1,263	54,334
Western Union Co.	8,640	159,322
Westlake Chemical Corp.	893	49,320
Whirlpool Corp.	723	121,536
Wintrust Financial Corp.	2,504	127,704
World Fuel Services Corp.	735	28,408
WSFS Financial Corp.	1,827	50,297
Xcel Energy, Inc.	7,179	242,148

		52,950,000

Total Common Stock (cost—$106,364,563)		103,104,842

PREFERRED STOCK—0.3%

Brazil—0.2%
Banco Bradesco S.A.	6,120	38,897
Braskem S.A., Class A	4,500	17,458
Cia Paranaense de Energia	9,200	78,640
Itau Unibanco Holding S.A.	16,485	120,684

		255,679

Korea (Republic of)—0.1%
Hyundai Motor Co.	1,120	91,690

Total Preferred Stock (cost—$478,554)		347,369

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $435,000; collateralized by Federal Home Loan Bank, 2.96%, due 2/7/28, valued at $446,400 including accrued interest (cost—$435,000)	$435	435,000

Total Investments (cost—$107,278,117) (a)—99.1%		103,887,211

Other assets less liabilities—0.9%		949,577

Net Assets-100.0%		$104,836,788

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $41,082,530, representing 39.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $135,976, representing 0.1% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

August 31, 2015 (unaudited) (continued)

(e)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: E-mini S&P 500 Index	9	$886	9/18/15	$(53,909)
Euro STOXX 50 Index	7	257	9/18/15	(13,287)
FTSE 100 Index	1	95	9/18/15	(6,554)
Mini MSCI Emerging Markets Index	4	164	9/18/15	(27,653)
TOPIX Index	2	253	9/10/15	(17,963)

				$(119,366)

(f)	At August 31, 2015, the Fund pledged $967,928 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.2%
Insurance	6.2%
Pharmaceuticals	5.5%
Health Care Providers & Services	5.1%
Oil, Gas & Consumable Fuels	4.9%
Diversified Telecommunication Services	3.7%
Technology Hardware, Storage & Peripherals	3.6%
Electric Utilities	3.5%
Automobiles	3.4%
Media	2.9%
Semiconductors & Semiconductor Equipment	2.7%
Food & Staples Retailing	2.6%
Specialty Retail	2.6%
Auto Components	2.4%
Household Durables	2.3%
IT Services	2.2%
Food Products	2.1%
Chemicals	1.9%
Airlines	1.9%
Electronic Equipment, Instruments & Components	1.8%
Road & Rail	1.8%
Biotechnology	1.6%
Multi-Utilities	1.6%
Tobacco	1.4%
Trading Companies & Distributors	1.3%
Wireless Telecommunication Services	1.1%
Software	1.1%
Hotels, Restaurants & Leisure	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Financial Services	1.0%
Metals & Mining	0.9%
Communications Equipment	0.9%
Construction & Engineering	0.9%
Machinery	0.8%
Capital Markets	0.8%
Containers & Packaging	0.7%
Multi-line Retail	0.7%
Commercial Services & Supplies	0.7%
Gas Utilities	0.7%
Paper & Forest Products	0.6%
Beverages	0.6%
Consumer Finance	0.5%
Internet Software & Services	0.5%
Independent Power and Renewable Electricity Producers	0.5%
Aerospace & Defense	0.5%
Electrical Equipment	0.5%
Industrial Conglomerates	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Life Sciences Tools & Services	0.4%
Real Estate Investment Trust	0.3%
Thrifts & Mortgage Finance	0.3%
Marine	0.3%
Professional Services	0.2%
Energy Equipment & Services	0.2%
Building Products	0.2%
Construction Materials	0.2%
Personal Products	0.2%
Transportation Infrastructure	0.1%
Repurchase Agreements	0.4%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—93.8%

Australia—3.9%
Abacus Property Group REIT	15,398	$33,629
Australia & New Zealand Banking Group Ltd.	11,690	232,501
Bank of Queensland Ltd.	11,987	108,078
Bendigo and Adelaide Bank Ltd.	11,797	92,026
Commonwealth Bank of Australia	734	39,215
CSR Ltd.	17,974	39,702
Dexus Property Group REIT	15,904	83,233
Downer EDI Ltd.	23,745	61,223
Echo Entertainment Group Ltd.	27,738	96,928
Federation Centres REIT	53,154	106,853
Genworth Mortgage Insurance Australia Ltd.	35,144	66,940
Independence Group NL	4,483	10,599
Investa Office Fund REIT	9,573	26,174
Lend Lease Group	10,317	102,085
Orora Ltd.	18,395	29,932
Select Harvests Ltd.	3,224	27,666
Sigma Pharmaceuticals Ltd.	63,522	36,328
Tassal Group Ltd.	11,787	31,496
Transfield Services Ltd. (e)	10,590	8,802
Westpac Banking Corp.	29,300	650,618

		1,884,028

Belgium—1.0%
Anheuser-Busch InBev NV	126	13,743
bpost S.A. (d)	3,180	77,358
Delhaize Group S.A.	2,876	257,335
Elia System Operator S.A.	902	40,790
Exmar NV	1,407	16,008
Ontex Group NV (d)	2,465	76,911
Warehouses De Pauw CVA REIT	258	20,628

		502,773

Bermuda—0.0%
North Atlantic Drilling Ltd.	19,616	17,046

Cayman Islands—0.2%
Phoenix Group Holdings	7,616	97,989

China—0.2%
Global Brands Group Holding Ltd. (e)	238,000	45,085
Huabao International Holdings Ltd.	66,000	22,058
Wasion Group Holdings Ltd.	22,000	21,249

		88,392

Denmark—1.3%
AP Moeller—Maersk A/S, Class B	260	442,797
Bakkafrost P/F	2,123	64,402
Danske Bank A/S	625	19,330
Novo Nordisk A/S, Class B	306	16,894
Schouw & Co.	397	22,032
TDC A/S	14,713	93,020

		658,475

Finland—1.1%
UPM-Kymmene Oyj	30,952	514,506

France—6.9%
APERAM S.A. (e)	2,072	69,713
AXA S.A.	29,140	734,008
Boiron S.A.	173	18,476
Casino Guichard Perrachon S.A.	444	28,048
Coface S.A. (d)	4,007	37,707
Electricite de France S.A.	4,426	95,473
Elior Participations SCA (a)	2,887	58,670
Engie	5,562	99,337
Generale de Sante S.A.	1,901	33,009
Lagardere SCA	2,808	76,329
Natixis S.A.	14,278	90,666
Norbert Dentressangle S.A.	156	33,269
Orange S.A.	36,032	569,855
Rallye S.A.	1,178	28,804

	Shares	Value*

Renault S.A.	813	$67,322
Sanofi	742	72,984
Suez Environnement Co.	2,189	39,373
Technicolor S.A.	6,606	48,955
Teleperformance	1,185	83,308
Total S.A.	9,595	442,391
UBISOFT Entertainment (e)	5,315	99,402
Valeo S.A.	4,161	521,074

		3,348,173

Germany—8.9%
Bayer AG	599	80,959
Daimler AG	9,080	727,803
Deutsche Post AG	9,616	264,175
Deutsche Telekom AG	41,717	711,631
Deutsche Wohnen AG	9,732	256,079
Duerr AG	952	73,452
Hannover Rueck SE	2,470	250,682
K&S AG	8,705	324,902
Krones AG	839	89,657
KUKA AG	1,185	94,084
Merck KGaA	5,562	529,596
MTU Aero Engines AG	1,317	117,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,197	586,433
Rhoen Klinikum AG	1,871	50,152
Siemens AG	132	13,084
Stada Arzneimittel AG	1,287	44,166
TUI AG	4,947	88,387
Wacker Neuson SE	1,094	18,218

		4,321,322

Hong Kong—0.7%
BOC Hong Kong Holdings Ltd.	8,500	28,723
Cheung Kong Property Holdings Ltd. (e)	3,420	24,088
CK Hutchison Holdings Ltd.	3,420	45,507
HK Electric Investments & HK Electric Investments Ltd. (a)	110,000	76,224
Noble Group Ltd.	29,000	11,215
PCCW Ltd.	101,000	52,822
Power Assets Holdings Ltd.	10,000	86,144

		324,723

Ireland—0.0%
Total Produce PLC	3,031	4,218

Israel—0.3%
Bank Hapoalim BM	29,174	147,966

Italy—4.3%
Enel SpA	132,694	596,692
Hera SpA	34,152	87,245
Intesa Sanpaolo SpA	197,596	718,925
Snam SpA	102,612	501,277
Terna Rete Elettrica Nazionale SpA	24,044	111,907
UniCredit SpA	7,834	51,097

		2,067,143

Japan—23.3%
Accordia Golf Co., Ltd.	4,700	47,325
Aderans Co., Ltd.	2,300	16,930
AOKI Holdings, Inc.	3,500	42,180
Aoyama Trading Co., Ltd.	2,300	85,657
Aozora Bank Ltd.	60,000	219,045
Arrk Corp. (e)	15,600	14,393
As One Corp.	500	16,656
Asahi Holdings, Inc.	2,300	34,082
Asahi Kasei Corp.	47,000	373,843
Awa Bank Ltd.	5,000	28,470
Chiyoda Co., Ltd.	1,700	47,447
Chudenko Corp.	1,700	33,592
Coca-Cola East Japan Co., Ltd.	2,900	52,394
COMSYS Holdings Corp.	5,500	68,276
DCM Holdings Co., Ltd.	6,600	51,986

Schedule of Investments

AllianzGI Best Styles International Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Duskin Co., Ltd.	2,900	$57,659
EDION Corp.	5,900	42,806
FUJIFILM Holdings Corp.	1,100	45,092
Gunze Ltd.	11,000	34,311
Heiwa Corp.	1,700	33,409
Hitachi Ltd.	73,000	409,310
Hokkoku Bank Ltd.	5,000	19,113
Hokuriku Electric Power Co.	6,200	89,428
Honda Motor Co., Ltd.	23,200	729,735
Inabata & Co., Ltd.	2,300	24,939
J Trust Co., Ltd.	4,100	34,742
Japan Petroleum Exploration Co., Ltd.	1,100	32,392
JFE Holdings, Inc.	21,900	339,143
Kato Sangyo Co., Ltd.	500	11,244
Kawasaki Kisen Kaisha Ltd.	23,000	51,055
Kissei Pharmaceutical Co., Ltd.	1,700	43,274
Kiyo Bank Ltd.	2,900	44,354
Kokuyo Co., Ltd.	5,300	53,549
Kurabo Industries Ltd.	1,000	1,951
Kuraray Co., Ltd.	1,700	20,043
Kuroda Electric Co., Ltd.	2,300	42,484
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	23,668
Marubeni Corp.	85,700	469,548
Marudai Food Co., Ltd.	5,000	21,123
Megmilk Snow Brand Co., Ltd.	2,900	54,962
Mitsubishi Chemical Holdings Corp.	41,300	234,200
Mitsubishi Gas Chemical Co., Inc.	5,000	24,290
Mitsubishi Materials Corp.	37,000	118,645
Mitsubishi UFJ Financial Group, Inc.	129,600	854,865
Mitsui & Co., Ltd.	33,800	439,526
Mitsui OSK Lines Ltd.	11,000	30,943
Mizuho Financial Group, Inc.	372,800	763,483
Mochida Pharmaceutical Co., Ltd.	500	32,169
Nagase & Co., Ltd.	7,000	84,218
Nanto Bank Ltd.	5,000	15,923
NEC Networks & System Integration Corp.	1,700	30,941
NH Foods Ltd.	5,000	115,220
Nippon Densetsu Kogyo Co., Ltd.	2,300	42,383
Nippon Flour Mills Co., Ltd.	5,000	31,831
Nippon Steel & Sumitomo Metal Corp.	107,000	219,417
Nissan Motor Co., Ltd.	62,900	565,686
Nisshin Oillio Group Ltd.	5,000	18,818
Nitto Denko Corp.	500	33,508
Otsuka Holdings Co., Ltd.	16,600	566,445
Press Kogyo Co., Ltd.	5,000	19,603
Ricoh Co., Ltd.	9,500	92,617
Sekisui House Ltd.	1,100	16,396
Senko Co., Ltd.	5,000	35,195
Senshu Ikeda Holdings, Inc.	8,900	38,959
Showa Corp.	3,500	29,496
Sumitomo Corp.	9,500	100,760
Sumitomo Dainippon Pharma Co., Ltd.	3,500	37,377
Sumitomo Electric Industries Ltd.	3,500	47,894
Sumitomo Metal Mining Co., Ltd.	18,000	228,494
Sumitomo Mitsui Financial Group, Inc.	16,900	689,798
Takara Standard Co., Ltd.	5,000	34,181
Toagosei Co., Ltd.	5,500	40,220
Tohoku Electric Power Co., Inc.	1,100	15,078
Torii Pharmaceutical Co., Ltd.	500	12,419
Toyota Motor Corp.	17,900	1,058,001
United Super Markets Holdings, Inc.	3,500	30,139
West Japan Railway Co.	10,000	674,920
Yellow Hat Ltd.	500	10,886
Yokohama Reito Co., Ltd.	2,300	19,008

		11,315,562

Netherlands—1.4%
AerCap Holdings NV (e)	2,674	112,415
BE Semiconductor Industries NV	1,973	38,664
Boskalis Westminster NV	2,318	120,643

	Shares	Value*

Heineken Holding NV	3,402	$237,216
NN Group NV	4,095	124,985
Unilever NV	1,052	42,158

		676,081

New Zealand—0.2%
Air New Zealand Ltd.	34,599	54,164
Sky Network Television Ltd.	11,420	36,699

		90,863

Norway—3.1%
Atea ASA	3,988	34,831
Austevoll Seafood ASA	7,129	42,286
Borregaard ASA	4,404	27,586
BW Offshore Ltd.	35,444	13,316
DNB ASA	34,603	492,618
Leroy Seafood Group ASA	1,203	40,352
Marine Harvest ASA	8,962	107,849
Salmar ASA	3,995	60,680
Ship Finance International Ltd.	3,224	54,163
Sparebank 1 Nord Norge	2,906	13,736
SpareBank 1 SMN	5,421	39,623
Veidekke ASA	2,418	27,518
Yara International ASA	11,987	534,899

		1,489,457

Singapore—0.4%
DBS Group Holdings Ltd.	5,900	74,365
Fortune REIT	41,000	40,303
Mapletree Logistics Trust REIT	66,000	45,815
Religare Health Trust UNIT	29,000	19,422
United Engineers Ltd.	5,000	6,946

		186,851

Spain—3.7%
Applus Services S.A.	4,747	47,928
Banco Santander S.A.	107,927	658,850
Gas Natural SDG S.A.	18,905	382,344
Iberdrola S.A.	94,225	637,158
Merlin Properties Socimi S.A. REIT (e)	6,990	81,050

		1,807,330

Sweden—3.4%
BillerudKorsnas AB	3,779	57,604
Boliden AB	13,269	218,411
ICA Gruppen AB	3,032	112,522
Klovern AB, Class A	13,665	12,885
Loomis AB, Class B	3,317	84,200
Securitas AB, Class B	1,534	19,534
Skanska AB, Class B	24,198	473,700
Swedbank AB, Class A	23,378	533,279
Tele2 AB, Class B	9,859	97,174
Telefonaktiebolaget LM Ericsson, Class B	3,405	33,190

		1,642,499

Switzerland—9.1%
ACE Ltd.	4,096	418,447
Aryzta AG	1,083	56,116
Aryzta AG	1,786	91,545
Baloise Holding AG	397	48,553
Flughafen Zuerich AG	29	23,064
Nestle S.A.	10,070	741,826
Novartis AG	14,714	1,435,876
Pargesa Holding S.A.	1,344	82,376
Roche Holding AG	2,123	577,932
Siegfried Holding AG (e)	126	23,580
Swiss Life Holding AG (e)	509	119,128
Swiss Re AG	1,369	117,363
Swisscom AG	107	57,755
Zurich Insurance Group AG (e)	2,311	634,516

		4,428,077

Schedule of Investments

AllianzGI Best Styles International Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

United Kingdom—19.4%
3i Group PLC	25,936	$194,153
AstraZeneca PLC	3,542	220,982
Aviva PLC	62,714	461,737
Barratt Developments PLC	17,318	168,595
Bellway PLC	4,186	158,550
Berkeley Group Holdings PLC	3,140	161,013
Bovis Homes Group PLC	6,068	101,955
BP PLC	142,939	792,277
Brit PLC (c)	6,997	30,063
British American Tobacco PLC	805	42,627
BT Group PLC	107,069	714,277
Cranswick PLC	775	19,991
Direct Line Insurance Group PLC	14,258	76,853
easyJet PLC	4,540	116,278
Enterprise Inns PLC (e)	24,238	44,521
Evraz PLC (e)	18,258	22,119
Galliford Try PLC	3,301	87,299
GlaxoSmithKline PLC	2,526	51,575
Go-Ahead Group PLC	1,799	69,444
Greene King PLC	4,468	56,016
Greggs PLC	5,546	96,506
Hammerson PLC REIT	2,196	20,998
HSBC Holdings PLC	127,556	1,008,160
International Consolidated Airlines Group S.A. (e)	30,422	252,273
International Consolidated Airlines Group S.A. (e)	62,877	515,336
Legal & General Group PLC	140,369	540,030
Lloyds Banking Group PLC	628,352	740,624
National Grid PLC	35,819	471,938
Navigator Holdings Ltd. (e)	2,785	45,396
Northgate PLC	3,820	29,122
Pace PLC	15,263	79,866
Persimmon PLC (e)	7,450	238,346
Petra Diamonds Ltd. (e)	17,348	33,077
Royal Dutch Shell PLC, Class A	30,778	801,837
Royal Dutch Shell PLC, Class B	24,995	652,596
Safestore Holdings PLC REIT	4,085	18,287
Shire PLC	950	73,471
Taylor Wimpey PLC	59,461	182,230
Vodafone Group PLC	4,308	14,834
Xchanging PLC	6,847	9,974

		9,415,226

United States—1.0%
XL Group PLC	13,342	497,523

Total Common Stock (cost—$47,639,153)		45,526,223

PREFERRED STOCK—2.5%

Germany—2.3%
Henkel AG & Co. KGaA	5,324	556,348
Volkswagen AG	2,919	553,072

		1,109,420

Spain—0.2%
Grifols S.A., Class B	3,229	98,454

Total Preferred Stock (cost—$1,347,076)		1,207,874

	Principal Amount (000s)	Value*

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,654,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $1,689,188 including accrued interest (cost—$1,654,000)	$1,654	$1,654,000

Total Investments (cost—$50,640,229) (b)—99.7%		48,388,097

Other assets less liabilities—0.3%		152,869

Net Assets—100.0%		$48,540,966

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $45,106,766, representing 92.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $30,063, representing 0.1% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.3%
Insurance	9.8%
Pharmaceuticals	8.0%
Automobiles	7.5%
Oil, Gas & Consumable Fuels	5.8%
Diversified Telecommunication Services	4.6%
Electric Utilities	3.6%
Chemicals	3.6%
Food Products	3.1%
Trading Companies & Distributors	2.7%
Metals & Mining	2.6%
Household Durables	2.0%
Airlines	1.9%
Gas Utilities	1.9%
Construction & Engineering	1.8%
Road & Rail	1.7%
Multi-Utilities	1.5%
Auto Components	1.3%
Food & Staples Retailing	1.2%
Household Products/Wares	1.2%
Marine	1.1%
Paper & Forest Products	1.1%
Real Estate Investment Trust	0.9%
Electronic Equipment, Instruments & Components	0.8%
Air Freight & Logistics	0.8%
Real Estate Management & Development	0.7%
Hotels, Restaurants & Leisure	0.7%
Commercial Services & Supplies	0.6%
Beverages	0.6%
Machinery	0.6%
Specialty Retail	0.6%
Capital Markets	0.4%
Media	0.3%
Health Care Providers & Services	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Personal Products	0.3%
Diversified Financial Services	0.3%
Communications Equipment	0.3%
Professional Services	0.2%
Aerospace & Defense	0.2%
Wireless Telecommunication Services	0.2%
Software	0.2%
Biotechnology	0.2%
Containers & Packaging	0.2%
Textiles, Apparel & Luxury Goods	0.2%
IT Services	0.2%
Thrifts & Mortgage Finance	0.1%
Industrial Conglomerates	0.1%
Tobacco	0.1%
Construction Materials	0.1%
Semiconductors & Semiconductor Equipment	0.1%
Consumer Finance	0.1%
Building Products	0.1%
Leisure Equipment & Products	0.1%
Life Sciences Tools & Services	0.1%
Energy Equipment & Services	0.0%
Transportation Infrastructure	0.0%
Repurchase Agreements	3.4%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Aerospace & Defense—0.5%
Northrop Grumman Corp.	2,401	$393,140

Air Freight & Logistics—0.5%
FedEx Corp.	2,560	385,562

Airlines—1.3%
Alaska Air Group, Inc.	3,282	245,691
American Airlines Group, Inc.	1,959	76,362
Delta Air Lines, Inc.	6,581	288,116
JetBlue Airways Corp. (b)	2,922	65,219
Southwest Airlines Co.	10,943	401,608

		1,076,996

Auto Components—1.0%
Delphi Automotive PLC	2,510	189,555
Lear Corp.	2,309	237,342
Magna International, Inc.	7,398	365,064

		791,961

Automobiles—0.3%
General Motors Co.	7,054	207,670

Banks—6.5%
Bank of America Corp.	51,130	835,464
BB&T Corp.	1,896	70,000
Citigroup, Inc.	14,513	776,155
JPMorgan Chase & Co.	17,705	1,134,891
KeyCorp	9,364	128,661
PNC Financial Services Group, Inc.	3,406	310,355
SunTrust Banks, Inc.	4,919	198,580
Toronto-Dominion Bank	3,861	154,017
U.S. Bancorp	4,049	171,475
Webster Financial Corp.	1,854	65,595
Wells Fargo & Co.	26,593	1,418,205

		5,263,398

Beverages—1.4%
Coca-Cola Co.	5,743	225,815
Dr. Pepper Snapple Group, Inc.	5,916	453,934
Molson Coors Brewing Co., Class B	4,152	282,710
PepsiCo, Inc.	1,981	184,094

		1,146,553

Biotechnology—2.1%
Amgen, Inc.	3,907	593,004
Biogen, Inc. (b)	197	58,568
Celgene Corp. (b)	494	58,332
Gilead Sciences, Inc.	7,948	835,096
United Therapeutics Corp. (b)	1,250	188,275

		1,733,275

Capital Markets—1.2%
Ameriprise Financial, Inc.	1,621	182,638
Goldman Sachs Group, Inc.	2,309	435,478
Legg Mason, Inc.	645	28,593
Morgan Stanley	9,254	318,800

		965,509

Chemicals—0.8%
CF Industries Holdings, Inc.	2,145	123,080
Chemtrade Logistics Income Fund UNIT	2,660	38,436
Dow Chemical Co.	946	41,397
Minerals Technologies, Inc.	960	51,639
Mosaic Co.	2,220	90,643
PPG Industries, Inc.	3,546	337,898

		683,093

Commercial Services & Supplies—0.2%
Pitney Bowes, Inc.	4,221	83,618
Waste Management, Inc.	1,125	56,317

		139,935

	Shares	Value*

Communications Equipment—1.8%
ARRIS Group, Inc. (b)	2,394	$63,249
Brocade Communications Systems, Inc.	26,914	286,634
Cisco Systems, Inc.	30,335	785,070
QUALCOMM, Inc.	5,146	291,161

		1,426,114

Consumer Finance—1.4%
Capital One Financial Corp.	7,697	598,442
Discover Financial Services	8,034	431,667
Navient Corp.	10,085	128,987

		1,159,096

Containers & Packaging—1.2%
Ball Corp.	2,284	150,539
Bemis Co., Inc.	1,333	56,546
CCL Industries, Inc., Class B	608	79,489
Packaging Corp. of America	5,640	378,500
Sonoco Products Co.	2,874	113,006
WestRock Co.	2,577	152,945

		931,025

Diversified Consumer Services—0.1%
Graham Holdings Co., Class B	72	47,632

Diversified Financial Services—2.9%
Berkshire Hathaway, Inc., Class B (b)	8,228	1,102,881
IntercontinentalExchange Group, Inc.	2,145	489,940
McGraw Hill Financial, Inc.	1,514	146,843
Voya Financial, Inc.	13,854	596,830

		2,336,494

Diversified Telecommunication Services—1.8%
AT&T, Inc.	9,089	301,755
BCE, Inc.	3,205	129,603
CenturyLink, Inc.	16,036	433,613
Frontier Communications Corp.	40,707	206,385
Verizon Communications, Inc.	8,118	373,509

		1,444,865

Electric Utilities—2.9%
American Electric Power Co., Inc.	2,397	130,133
Duke Energy Corp.	5,431	385,112
Edison International	979	57,252
Entergy Corp.	4,076	266,285
Eversource Energy	1,250	59,050
NextEra Energy, Inc.	3,924	386,161
Portland General Electric Co.	6,011	207,620
PPL Corp.	11,888	368,409
Westar Energy, Inc.	3,603	131,690
Xcel Energy, Inc.	11,605	391,436

		2,383,148

Electronic Equipment, Instruments & Components—2.3%
Arrow Electronics, Inc. (b)	2,472	138,234
Avnet, Inc.	6,013	254,951
Benchmark Electronics, Inc. (b)	1,567	33,487
CDW Corp.	4,626	183,884
Corning, Inc.	23,718	408,187
Flextronics International Ltd. (b)	31,551	331,601
Jabil Circuit, Inc.	4,480	86,688
SYNNEX Corp.	771	61,055
TE Connectivity Ltd.	6,677	395,879

		1,893,966

Energy Equipment & Services—0.4%
Helmerich & Payne, Inc.	1,530	90,285
Schlumberger Ltd.	2,890	223,600

		313,885

Food & Staples Retailing—3.3%
Alimentation Couche-Tard, Inc., Class B	4,424	187,472

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Costco Wholesale Corp.	3,937	$551,377
CVS Health Corp.	6,114	626,074
Empire Co., Ltd.	3,152	211,219
George Weston Ltd.	2,746	227,553
Kroger Co.	18,993	655,259
SpartanNash Co.	2,231	63,137
Wal-Mart Stores, Inc.	1,954	126,482

		2,648,573

Food Products—1.7%
Archer-Daniels-Midland Co.	14,514	652,985
Cal-Maine Foods, Inc.	2,574	136,731
Pilgrim’s Pride Corp.	1,890	39,643
Sanderson Farms, Inc.	856	59,098
Tyson Foods, Inc., Class A	10,943	462,670

		1,351,127

Gas Utilities—0.3%
AGL Resources, Inc.	2,315	141,192
Atmos Energy Corp.	2,423	132,756

		273,948

Health Care Equipment & Supplies—1.2%
Becton Dickinson and Co.	1,569	221,260
Medtronic PLC	10,695	773,142

		994,402

Health Care Providers & Services—5.8%
Aetna, Inc.	4,919	563,324
Anthem, Inc.	3,825	539,516
Cardinal Health, Inc.	2,927	240,804
Chemed Corp.	446	60,812
Cigna Corp.	2,785	392,100
HealthSouth Corp.	2,707	115,589
Humana, Inc.	3,306	604,304
Laboratory Corp. of America Holdings (b)	3,609	425,176
McKesson Corp.	875	172,883
MEDNAX, Inc. (b)	822	66,212
Quest Diagnostics, Inc.	5,739	389,104
UnitedHealth Group, Inc.	5,171	598,285
Universal Health Services, Inc., Class B	3,685	505,361

		4,673,470

Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc.	3,622	192,437
Carnival Corp.	10,777	530,552
Cracker Barrel Old Country Store, Inc.	564	81,317
Darden Restaurants, Inc.	3,192	217,088
Marriott Vacations Worldwide Corp.	917	65,116

		1,086,510

Household Durables—0.2%
Whirlpool Corp.	1,019	171,294

Household Products—0.7%
Procter & Gamble Co.	6,465	456,882
Spectrum Brands Holdings, Inc.	1,341	131,793

		588,675

Independent Power Producers & Energy Traders—0.0%
Talen Energy Corp. (b)	949	13,523

Industrial Conglomerates—2.4%
3M Co.	902	128,210
Danaher Corp.	5,174	450,242
General Electric Co.	54,193	1,345,070

		1,923,522

Insurance—5.6%
ACE Ltd.	4,343	443,681
Allstate Corp.	7,417	432,263
American International Group, Inc.	8,034	484,771
Aspen Insurance Holdings Ltd.	5,599	257,050
Assurant, Inc.	6,094	453,089
Axis Capital Holdings Ltd.	3,598	201,488
Endurance Specialty Holdings Ltd.	1,251	79,751

	Shares	Value*

Everest Re Group Ltd.	2,505	$440,404
Hanover Insurance Group, Inc.	950	74,955
Lincoln National Corp.	2,309	117,274
MetLife, Inc.	6,668	334,067
PartnerRe Ltd.	1,191	164,846
Progressive Corp.	6,474	193,961
Prudential Financial, Inc.	3,388	273,412
Travelers Cos., Inc.	5,627	560,168

		4,511,180

Internet Software & Services—2.3%
Facebook, Inc., Class A (b)	7,473	668,310
Google, Inc., Class A (b)	774	501,413
Google, Inc., Class C (b)	788	487,181
j2 Global, Inc.	1,836	127,749
Yahoo!, Inc. (b)	1,540	49,650

		1,834,303

IT Services—2.8%
Amdocs Ltd.	6,630	379,302
Broadridge Financial Solutions, Inc.	9,404	496,437
Convergys Corp.	5,299	119,757
DH Corp.	2,292	74,356
Euronet Worldwide, Inc. (b)	979	63,116
International Business Machines Corp.	971	143,601
Jack Henry & Associates, Inc.	5,086	345,645
Visa, Inc., Class A	1,254	89,410
Western Union Co.	21,202	390,965
Xerox Corp.	12,620	128,346

		2,230,935

Machinery—0.7%
American Railcar Industries, Inc.	577	23,923
PACCAR, Inc.	3,113	183,574
Snap-on, Inc.	1,007	160,888
Trinity Industries, Inc.	7,562	204,098

		572,483

Media—3.6%
Cable One, Inc. (b)	72	29,905
Cinemark Holdings, Inc.	5,944	211,309
Comcast Corp., Class A	14,815	834,529
Gannett Co., Inc. (b)	2,005	26,286
Interpublic Group of Cos., Inc.	6,815	128,667
Shaw Communications, Inc., Class B	13,949	280,231
TEGNA, Inc.	5,729	136,293
Time Warner Cable, Inc.	1,101	204,808
Time Warner, Inc.	5,704	405,554
Walt Disney Co.	6,059	617,291

		2,874,873

Metals & Mining—0.2%
Alcoa, Inc.	21,350	201,757

Multi-line Retail—1.7%
Canadian Tire Corp., Ltd., Class A	2,669	251,968
Dillard’s, Inc., Class A	2,002	185,205
Kohl’s Corp.	588	30,006
Macy’s, Inc.	5,637	330,385
Target Corp.	7,572	588,420

		1,385,984

Multi-Utilities—2.3%
Ameren Corp.	9,187	370,144
CMS Energy Corp.	9,581	314,065
DTE Energy Co.	3,834	299,282
NiSource, Inc.	1,579	26,512
PG&E Corp.	5,022	248,991
Public Service Enterprise Group, Inc.	6,373	256,513
SCANA Corp.	7,111	376,101

		1,891,608

Oil, Gas & Consumable Fuels—4.8%
Chevron Corp.	5,891	477,112
Columbia Pipeline Group, Inc.	1,579	40,043

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

ConocoPhillips	2,002	$98,398
Devon Energy Corp.	3,189	136,043
EOG Resources, Inc.	1,908	149,416
Exxon Mobil Corp.	16,784	1,262,828
Marathon Petroleum Corp.	6,991	330,744
PBF Energy, Inc., Class A	5,574	166,774
Phillips 66	4,453	352,099
Tesoro Corp.	3,546	326,268
Valero Energy Corp.	7,212	427,960
Western Refining, Inc.	2,790	120,026

		3,887,711

Paper & Forest Products—0.1%
Domtar Corp.	1,516	60,958
Western Forest Products, Inc.	29,679	42,637

		103,595

Personal Products—0.1%
USANA Health Sciences, Inc. (b)	796	116,606

Pharmaceuticals—4.5%
AbbVie, Inc.	13,736	857,264
Allergan PLC (b)	1,105	335,633
Johnson & Johnson	10,819	1,016,770
Mallinckrodt PLC (b)	3,398	293,043
Merck & Co., Inc.	8,025	432,146
Mylan NV (b)	4,870	241,503
Pfizer, Inc.	13,892	447,600

		3,623,959

Professional Services—0.1%
Huron Consulting Group, Inc. (b)	649	46,981

Real Estate Investment Trust—0.3%
Annaly Capital Management, Inc.	13,673	137,550
Starwood Property Trust, Inc.	6,079	129,361

		266,911

Road & Rail—2.0%
CSX Corp.	17,996	492,731
Norfolk Southern Corp.	673	52,433
Ryder System, Inc. (a)	4,193	343,700
Union Pacific Corp.	7,611	652,567
Werner Enterprises, Inc.	2,240	59,338

		1,600,769

Semiconductors & Semiconductor Equipment—3.6%
Avago Technologies Ltd.	1,211	152,550
Broadcom Corp., Class A	11,661	602,524
Cabot Microelectronics Corp. (b)	3,293	142,850
Cirrus Logic, Inc. (b)	4,000	120,640
Cypress Semiconductor Corp.	5,205	52,050
Intel Corp.	33,467	955,148
Lam Research Corp.	1,928	140,301
Micron Technology, Inc. (b)	17,500	287,175
ON Semiconductor Corp. (b)	36,550	349,235
Qorvo, Inc. (b)	850	47,183
Texas Instruments, Inc.	1,208	57,791

		2,907,447

Software—2.4%
Microsoft Corp.	29,282	1,274,353
Oracle Corp.	7,812	289,747
Symantec Corp.	5,641	115,584
Synopsys, Inc. (b)	3,811	178,850
Verint Systems, Inc. (b)	875	46,664

		1,905,198

Specialty Retail—3.7%
AutoNation, Inc. (b)	2,057	123,091
CST Brands, Inc.	2,400	83,328
Foot Locker, Inc.	4,322	305,954
Home Depot, Inc.	7,318	852,254
L Brands, Inc.	4,227	354,645

	Shares	Value*

Lowe’s Cos., Inc.	7,443	$514,832
Murphy USA, Inc. (b)	3,315	169,430
Penske Automotive Group, Inc.	1,266	64,060
Signet Jewelers Ltd.	1,893	261,234
Stage Stores, Inc. (a)	1,990	21,373
Staples, Inc.	15,927	226,323

		2,976,524

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	29,099	3,281,203
Hewlett-Packard Co.	14,562	408,610
Western Digital Corp.	2,715	222,521

		3,912,334

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc., Class B	6,007	671,282
Skechers U.S.A., Inc., Class A (b)	1,399	196,895

		868,177

Thrifts & Mortgage Finance—0.0%
Home Loan Servicing Solutions Ltd.	6,056	4,236

Tobacco—0.9%
Altria Group, Inc.	13,704	734,260
Reynolds American, Inc.	372	31,155

		765,415

Trading Companies & Distributors—0.7%
AerCap Holdings NV (b)	5,696	239,460
Air Lease Corp.	3,842	123,597
GATX Corp.	2,737	135,673
United Rentals, Inc. (b)	875	60,664

		559,394

Total Common Stock (cost—$81,115,696)		77,496,741

RIGHTS (b)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley	11,157	11,323
Safeway CVR—PDC	11,157	545

Total Rights (cost—$11,827)		11,868

	Principal Amount (000s)

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $2,458,000; collateralized by Federal Home Loan Bank, 3.17%, due 10/4/27, valued at $2,509,650 including accrued interest (cost—$2,458,000)	$2,458	2,458,000

Total Investments (cost—$83,585,523)—98.8%		79,966,609

Other assets less liabilities—1.2%		934,185

Net Assets—100.0%		$80,900,794

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

CVR—Contingent Value Rights.

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI China Equity Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—100.5%

China—89.6%
Baidu, Inc. ADR (d)	239	$35,193
Bank of China Ltd., Class H	924,500	421,079
Beijing Enterprises Holdings Ltd.	41,500	242,375
China Automation Group Ltd. (d)	556,000	60,373
China Construction Bank Corp., Class H	356,000	250,261
China Everbright International Ltd.	194,000	255,391
China Life Insurance Co., Ltd., Class H	108,000	368,301
China Merchants Bank Co., Ltd., Class H	89,500	211,709
China Mobile Ltd.	33,500	410,021
China Overseas Land & Investment Ltd.	86,000	251,895
China Pacific Insurance Group Co., Ltd., Class H	36,800	133,251
China Telecom Corp., Ltd., Class H	456,000	238,540
Chongqing Changan Automobile Co., Ltd., Class B	43,148	68,414
Chongqing Rural Commercial Bank Co., Ltd., Class H	274,000	160,126
Digital China Holdings Ltd. (c)	272,000	238,635
Huadian Fuxin Energy Corp., Ltd., Class H	238,000	84,142
Ping An Insurance Group Co. of China Ltd., Class H	50,000	244,189
Qingdao Port International Co., Ltd., Class H (a)	355,000	169,403
Qingling Motors Co., Ltd., Class H (c)	1,012,000	328,912
Semiconductor Manufacturing International Corp. (d)	1,009,000	87,775
Tencent Holdings Ltd.	29,800	499,061
Want Want China Holdings Ltd.	234,000	189,250
Zhuzhou CSR Times Electric Co., Ltd., Class H	45,000	296,865

		5,245,161

Hong Kong—10.9%
CSPC Pharmaceutical Group Ltd.	198,000	182,996
Hong Kong Exchanges and Clearing Ltd.	11,200	263,392
Man Yue Technology Holdings Ltd.	700,000	66,735
Vinda International Holdings Ltd.	64,000	123,346

		636,469

Total Common Stock (cost—$7,176,220)		5,881,630

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $146,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $150,188 including accrued interest (cost—$146,000)	$146	$146,000

Total Investments (cost—$7,322,220) (b)—103.0%		6,027,630

Liabilities in excess of other assets—(3.0)%		(176,678)

Net Assets—100.0%		$5,850,952

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $5,846,437, representing 99.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	17.8%
Insurance	12.8%
Internet Software & Services	9.1%
Wireless Telecommunication Services	7.0%
Automobiles	6.8%
Electronic Equipment, Instruments & Components	5.3%
Electrical Equipment	5.1%
Diversified Financial Services	4.5%
Commercial Services & Supplies	4.4%
Real Estate Management & Development	4.3%
Industrial Conglomerates	4.1%
Diversified Telecommunication Services	4.1%
Food Products	3.2%
Pharmaceuticals	3.1%
Transportation Infrastructure	2.9%
Household Products	2.1%
Semiconductors & Semiconductor Equipment	1.5%
Independent Power and Renewable Electricity Producers	1.4%
Machinery	1.0%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(3.0)%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—79.4%

Auto Manufacturers—2.4%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	$25,874	$32,585,069
Tesla Motors, Inc.,
0.25%, 3/1/19	12,575	12,150,594
1.50%, 6/1/18	5,410	11,080,356

		55,816,019

Biotechnology—7.6%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	8,290	12,450,544
1.50%, 10/15/20	5,220	8,055,112
Emergent BioSolutions, Inc.,
2.875%, 1/15/21	16,240	20,127,450
Gilead Sciences, Inc.,
1.625%, 5/1/16	5,935	27,556,977
Illumina, Inc.,
zero coupon, 6/15/19	31,505	36,151,987
Incyte Corp.,
0.375%, 11/15/18	7,680	17,515,200
Ligand Pharmaceuticals, Inc.,
0.75%, 8/15/19	11,270	15,355,375
Medicines Co. (a)(b),
2.50%, 1/15/22	18,330	25,387,050
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	2,495	15,219,500

		177,819,195

Chemicals—0.9%
RPM International, Inc.,
2.25%, 12/15/20	19,470	21,915,919

Commercial Services—5.3%
Cardtronics, Inc.,
1.00%, 12/1/20	22,075	21,467,937
Euronet Worldwide, Inc. (a)(b),
1.50%, 10/1/44	23,520	26,974,500
Huron Consulting Group, Inc. (a)(b),
1.25%, 10/1/19	19,810	21,679,569
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	25,705	26,765,331
Macquarie Infrastructure Corp.,
2.875%, 7/15/19	22,390	25,874,444

		122,761,781

Computers—1.8%
Electronics For Imaging, Inc. (a)(b),
0.75%, 9/1/19	24,355	25,329,200
SanDisk Corp.,
1.50%, 8/15/17	13,875	17,352,422

		42,681,622

Diversified Financial Services—2.4%
Air Lease Corp.,
3.875%, 12/1/18	17,950	23,985,687
Cowen Group, Inc.,
3.00%, 3/15/19	9,730	11,280,719
PRA Group, Inc.,
3.00%, 8/1/20	20,595	21,238,594

		56,505,000

Electric Utilities—1.1%
NRG Yield, Inc. (a)(b),
3.25%, 6/1/20	8,210	7,229,931
3.50%, 2/1/19	20,510	19,292,219

		26,522,150

	Principal Amount (000s)	Value*

Electrical Equipment—1.2%
General Cable Corp. (d),
4.50%, 11/15/29	$9,345	$6,658,312
SunPower Corp.,
0.875%, 6/1/21	24,300	22,234,500

		28,892,812

Electronics—0.4%
TTM Technologies, Inc.,
1.75%, 12/15/20	8,735	8,096,253

Energy-Alternate Sources—1.9%
SolarCity Corp. (a)(b),
1.625%, 11/1/19	29,040	25,264,800
SunEdison, Inc. (a)(b),
0.25%, 1/15/20	16,535	11,119,787
3.375%, 6/1/25	12,550	7,545,688

		43,930,275

Health Care Providers & Services—0.8%
Laboratory Corp. of America Holdings,
0.414%, 9/11/21	11,230	17,743,400

Healthcare-Products—4.9%
Cepheid,
1.25%, 2/1/21	18,820	19,925,675
Hologic, Inc.,
2.00%, 12/15/37	4,840	8,224,975
2.00%, 3/1/42	14,435	19,333,878
NuVasive, Inc.,
2.75%, 7/1/17	17,870	24,303,200
Teleflex, Inc.,
3.875%, 8/1/17	9,910	21,182,625
Wright Medical Group, Inc. (a)(b),
2.00%, 2/15/20	21,370	21,183,013

		114,153,366

Healthcare-Services—2.5%
Anthem, Inc.,
2.75%, 10/15/42	6,585	12,420,956
Impax Laboratories, Inc. (b),
2.00%, 6/15/22	18,650	17,682,531
Molina Healthcare, Inc.,
1.125%, 1/15/20	2,985	5,660,306
1.625%, 8/15/44	16,565	22,797,582

		58,561,375

Holding Companies-Diversified—1.0%
Horizon Pharma Investment Ltd. (a)(b),
2.50%, 3/15/22	18,685	23,134,366

Home Builders—0.9%
Lennar Corp. (a)(b),
3.25%, 11/15/21	9,275	20,120,953

Insurance—3.5%
AmTrust Financial Services, Inc.,
2.75%, 12/15/44	26,558	24,200,978
Fidelity National Financial, Inc.,
4.25%, 8/15/18	11,735	23,418,659
Radian Group, Inc.,
2.25%, 3/1/19	19,600	33,369,000

		80,988,637

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Internet—8.4%
Ctrip.com International Ltd.,
1.00%, 7/1/20 (a)(b)	$13,680	$12,517,200
1.25%, 10/15/18	14,370	15,887,831
FireEye, Inc. (a)(b),
1.00%, 6/1/35	12,245	11,892,956
1.625%, 6/1/35	10,880	10,424,400
LinkedIn Corp. (a)(b),
0.50%, 11/1/19	11,605	11,264,161
Priceline Group, Inc.,
0.35%, 6/15/20	12,100	14,293,125
1.00%, 3/15/18	22,735	32,113,188
VeriSign, Inc.,
4.136%, 8/15/37	11,735	24,056,750
Web.com Group, Inc.,
1.00%, 8/15/18	23,170	21,910,131
WebMD Health Corp.,
1.50%, 12/1/20	18,170	18,760,525
Yahoo!, Inc.,
zero coupon, 12/1/18	20,610	21,215,419

		194,335,686

Leisure Time—1.7%
Jarden Corp.,
1.125%, 3/15/34	21,360	24,844,350
1.875%, 9/15/18	8,135	13,676,969

		38,521,319

Media—1.1%
Liberty Media Corp.,
1.375%, 10/15/23	25,285	24,558,056

Oil, Gas & Consumable Fuels—1.8%
Cheniere Energy, Inc.,
4.25%, 3/15/45	31,330	22,420,531
Energy XXI Ltd.,
3.00%, 12/15/18	18,150	2,450,250
Whiting Petroleum Corp. (a)(b),
1.25%, 4/1/20	21,115	17,934,553

		42,805,334

Pharmaceuticals—3.7%
Clovis Oncology, Inc. (a)(b),
2.50%, 9/15/21	8,400	12,348,000
Depomed, Inc.,
2.50%, 9/1/21	9,720	15,005,250
Herbalife Ltd. (a),
2.00%, 8/15/19	16,920	15,450,159
Jazz Investments I Ltd.,
1.875%, 8/15/21	18,590	21,285,550
Synergy Pharmaceuticals, Inc. (a)(b),
7.50%, 11/1/19	3,415	7,705,094
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	9,495	14,527,350

		86,321,403

Retail—1.3%
Restoration Hardware Holdings, Inc. (a)(b),
zero coupon, 6/15/19	27,320	27,439,525
zero coupon, 7/15/20	3,775	3,652,312

		31,091,837

	Principal Amount (000s)	Value*

Semiconductors—7.5%
Intel Corp.,
3.25%, 8/1/39	$23,965	$34,749,370
Lam Research Corp.,
1.25%, 5/15/18	28,575	37,951,172
Micron Technology, Inc.,
3.00%, 11/15/43	27,510	24,208,800
NVIDIA Corp.,
1.00%, 12/1/18	18,575	22,998,172
NXP Semiconductors NV (a)(b),
1.00%, 12/1/19	18,135	19,778,484
ON Semiconductor Corp. (a)(b),
1.00%, 12/1/20	26,060	24,447,537
Xilinx, Inc.,
2.625%, 6/15/17	7,500	11,123,438

		175,256,973

Software—11.3%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	22,760	24,296,414
Cornerstone OnDemand, Inc.,
1.50%, 7/1/18	22,570	23,232,994
inContact, Inc. (a)(b),
2.50%, 4/1/22	9,190	7,937,863
Medidata Solutions, Inc.,
1.00%, 8/1/18	13,310	14,940,475
Nuance Communications, Inc.,
1.50%, 11/1/35	16,505	17,031,097
Proofpoint, Inc. (a)(b),
0.75%, 6/15/20	13,955	14,347,484
Red Hat, Inc. (a)(b),
0.25%, 10/1/19	20,945	25,147,091
Salesforce.com, Inc.,
0.25%, 4/1/18	33,685	41,327,284
ServiceNow, Inc.,
zero coupon, 11/1/18	19,845	22,586,091
Synchronoss Technologies, Inc.,
0.75%, 8/15/19	19,090	20,330,850
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	17,095	24,680,906
Verint Systems, Inc.,
1.50%, 6/1/21	24,745	26,167,837

		262,026,386

Telecommunications—3.3%
Ciena Corp. (a)(b),
3.75%, 10/15/18	16,455	21,638,325
Gogo, Inc. (a)(b),
3.75%, 3/1/20	17,400	15,899,337
InterDigital, Inc. (a)(b),
1.50%, 3/1/20	19,250	18,540,156
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	12,590	19,711,219

		75,789,037

Transportation—0.7%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	19,380	17,139,188

Total Convertible Bonds (cost—$1,739,373,183)		1,847,488,342

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

CONVERTIBLE PREFERRED STOCK—17.1%

Banks—1.6%
Bank of America Corp., Ser. L (c),
7.25%	16,285	$17,995,251
Wells Fargo & Co., Ser. L (c),
7.50%	16,800	19,807,200

		37,802,451

Food & Beverage—1.0%
Post Holdings, Inc.,
5.25%, 6/1/17	195,520	24,014,744

Food Products—1.4%
Tyson Foods, Inc.,
4.75%, 7/15/17	637,060	32,783,108

Health Care Providers & Services—0.8%
Amsurg Corp., Ser. A-1,
5.25%, 7/1/17	123,345	18,548,004

Healthcare-Services—2.4%
Anthem, Inc.,
5.25%, 5/1/18	795,875	38,878,494
Kindred Healthcare, Inc.,
7.50%, 12/1/17	16,935	17,599,529

		56,478,023

Independent Power Producers & Energy Traders—0.8%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	185,800	17,381,590

Machinery—1.2%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	182,875	25,385,336
6.25%, 11/17/16, UNIT	16,640	1,928,909

		27,314,245

Oil, Gas & Consumable Fuels—1.0%
Chesapeake Energy Corp. (a)(b)(c),
5.75%	30,660	13,509,562
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	266,030	10,220,873

		23,730,435

Pharmaceuticals—2.5%
Allergan PLC, Ser. A,
5.50%, 3/1/18	56,755	58,283,980

Real Estate Investment Trust—1.7%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	246,435	25,294,088
5.50%, 2/15/18	142,785	14,654,025

		39,948,113

Semiconductors—0.1%
SunEdison, Inc. (c),
6.75%	3,940	3,311,609

Telecommunications—1.4%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	315,420	31,794,336

Wireless Telecommunication Services—1.2%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	389,375	26,870,769

Total Convertible Preferred Stock (cost—$398,578,754)		398,261,407

	Principal Amount (000s)	Value*

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $94,668,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $96,565,556 including accrued interest (cost—$94,668,000)	$94,668	$94,668,000

Total Investments (cost—$2,232,619,937)—100.6%		2,340,417,749

Liabilities in excess of other assets—(0.6)%		(14,256,975)

Net Assets—100.0%		$2,326,160,774

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $526,135,275, representing 22.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(d)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.4%

Australia—1.1%
CSL Ltd.	2,518	$164,112

Brazil—7.6%
BB Seguridade Participacoes S.A.	15,300	121,079
Cielo S.A.	22,820	241,310
JBS S.A.	104,000	405,774
Porto Seguro S.A.	19,000	174,354
Qualicorp S.A.	30,400	143,087
Smiles S.A.	4,200	55,403

		1,141,007

China—15.2%
ANTA Sports Products Ltd.	63,000	157,249
China Life Insurance Co., Ltd., Class H	25,000	85,255
China Mobile Ltd.	19,000	232,550
China Southern Airlines Co., Ltd., Class H	516,000	322,539
China Telecom Corp., Ltd., Class H	172,000	89,976
Great Wall Motor Co., Ltd., Class H	35,000	93,202
Haitong Securities Co., Ltd., Class H	23,200	33,313
Hengan International Group Co., Ltd.	36,000	355,367
NetEase, Inc. ADR	1,295	143,978
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	191,900	400,687
Sihuan Pharmaceutical Holdings Group Ltd. (b)	549,000	98,465
Skyworth Digital Holdings Ltd.	226,000	131,384
Tencent Holdings Ltd.	7,600	127,277

		2,271,242

France—4.5%
Hermes International	830	294,501
Sanofi	3,877	381,348

		675,849

Hong Kong—7.7%
AIA Group Ltd.	84,000	463,566
Hang Seng Bank Ltd.	10,200	181,555
Pacific Textile Holdings Ltd.	26,000	36,887
Yue Yuen Industrial Holdings Ltd.	132,000	472,328

		1,154,336

India—4.0%
Dr Reddy’s Laboratories Ltd. ADR	8,760	570,013
HDFC Bank Ltd. ADR	370	21,086

		591,099

Indonesia—0.3%
Bank Central Asia Tbk PT	44,500	40,768

Japan—1.8%
Yamaha Motor Co., Ltd.	13,800	265,663

Korea (Republic of)—14.6%
Amorepacific Corp.	546	174,648
AMOREPACIFIC Group	1,071	155,651
Kia Motors Corp.	9,180	377,567
Korean Air Lines Co., Ltd. (c)	5,624	158,125
KT&G Corp.	1,190	111,177
LG Uplus Corp.	16,620	154,523
Samsung Card Co., Ltd.	11,107	340,282
Samsung Electronics Co., Ltd.	665	611,914
SL Corp.	7,623	100,147

		2,184,034

Malaysia—1.5%
British American Tobacco Malaysia Bhd.	3,000	44,460
Top Glove Corp. Bhd.	101,000	186,468

		230,928

	Shares	Value*

Mexico—3.2%
Gruma S.A.B. de C.V., Class B	20,900	$282,707
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	90,100	202,119

		484,826

Philippines—0.5%
Universal Robina Corp.	18,710	77,495

Poland—0.5%
Orange Polska S.A.	37,964	71,432

Russian Federation—0.4%
Mobile TeleSystems PJSC ADR	7,930	60,506

Singapore—1.0%
Singapore Airlines Ltd.	20,600	145,029

South Africa—7.1%
AVI Ltd.	11,234	68,609
FirstRand Ltd.	122,075	487,093
Netcare Ltd.	95,148	285,788
Telkom S.A. SOC Ltd.	24,214	115,889
Vodacom Group Ltd.	9,604	102,317

		1,059,696

Switzerland—1.3%
Novartis AG	1,973	192,537

Taiwan—13.8%
Cathay Financial Holding Co., Ltd.	331,000	478,140
Chunghwa Telecom Co., Ltd.	125,000	378,574
CTBC Financial Holding Co., Ltd.	246,331	148,597
Eva Airways Corp. (c)	245,000	148,238
Fubon Financial Holding Co., Ltd.	191,000	328,847
Pou Chen Corp.	295,000	477,705
Taishin Financial Holding Co., Ltd.	80,000	28,048
Uni-President Enterprises Corp.	43,000	76,682

		2,064,831

Thailand—0.8%
Thai Union Frozen Products PCL NVDR	234,000	113,635

Turkey—3.2%
Dogus Otomotiv Servis ve Ticaret AS	20,382	87,542
Turk Hava Yollari AO (c)	140,444	388,675

		476,217

United States—4.3%
Kimberly-Clark Corp.	2,675	284,968
Lear Corp.	3,510	360,793

		645,761

Total Common Stock (cost—$15,796,794)		14,111,003

EQUITY-LINKED SECURITIES—4.0%

India—4.0%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/7/19	36,494	98,899
Aurobindo Pharma Ltd., expires 10/7/19	25,056	284,386
LIC Housing Finance Ltd., expires 10/7/19	15,122	101,015
Lupin Ltd., expires 2/20/20	3,958	115,494

Total Equity-Linked Securities (cost—$609,769)		599,794

EXCHANGE-TRADED FUNDS—0.5%

iShares MSCI India (cost—$80,731)	2,580	72,704

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $430,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $440,213 including accrued interest (cost—$430,000)	$430	$430,000

Total Investments (cost—$16,917,294) (a)—101.8%		15,213,501

Liabilities in excess of other assets—(1.8)%		(266,243)

Net Assets—100.0%		$14,947,258

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,746,642, representing 71.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $98,465, representing 0.7% of net assets.
(c)	Non-income producing.

(d)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
6,727 Australian Dollar settling 9/3/15	Northern Trust Company	$4,777	$4,787	$10
963,281 Japanese Yen settling 9/3/15	Northern Trust Company	7,950	7,946	(4)
6,125 Singapore Dollar settling 9/3/15	Northern Trust Company	4,337	4,341	4
401,014 South African Rand settling 9/4/15	Northern Trust Company	30,263	30,232	(31)
39,517 Turkish Lira settling 9/2/15	Northern Trust Company	13,581	13,574	(7)

				$(28)

Glossary:

ADR—American Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Pharmaceuticals	11.0%
Textiles, Apparel & Luxury Goods	9.6%
Insurance	8.9%
Airlines	7.9%
Food Products	6.9%
Health Care Providers & Services	5.5%
Diversified Financial Services	5.4%
Diversified Telecommunication Services	5.4%
Automobiles	4.9%
Personal Products	4.6%
Technology Hardware, Storage & Peripherals	4.1%
Auto Components	3.7%
Banks	3.6%
Household Products	3.2%
Wireless Telecommunication Services	2.6%
Consumer Finance	2.3%
Internet Software & Services	1.8%
IT Services	1.6%
Health Care Equipment & Supplies	1.2%
Biotechnology	1.1%
Tobacco	1.0%
Household Durables	0.9%
Distributors	0.6%
Exchange-Traded Funds	0.5%
Media	0.4%
Capital Markets	0.2%
Repurchase Agreements	2.9%
Liabilities in excess of other assets	(1.8)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

August 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—56.4%

Argentina—0.6%
YPF S.A. (a)(b),
8.50%, 7/28/25	$200	$188,000

Brazil—6.3%
Banco ABC Brasil S.A. (a)(b),
7.875%, 4/8/20	200	187,000
CIMPOR Financial Operations BV (a)(b),
5.75%, 7/17/24	226	170,065
Globo Comunicacao e Participacoes S.A. (b),
4.843%, 6/8/25	200	188,940
Marfrig Holding Europe BV,
9.875%, 7/24/17	300	304,050
Minerva Luxembourg S.A. (a)(b),
7.75%, 1/31/23	210	204,750
OAS Finance Ltd. (a)(b)(c),
8.00%, 7/2/21	206	22,454
Odebrecht Finance Ltd.,
7.125%, 6/26/42	300	195,750
Odebrecht Offshore Drilling Finance Ltd.,
6.625%, 10/1/23	190	106,639
6.75%, 10/1/23	276	157,855
Petrobras Global Finance BV,
3.50%, 2/6/17	300	290,493

		1,827,996

Chile—3.4%
Banco del Estado de Chile,
3.875%, 2/8/22	257	261,488
Banco Santander Chile (a)(b),
3.875%, 9/20/22	220	219,746
Corp. Nacional del Cobre de Chile,
4.50%, 8/13/23	200	202,596
Latam Airlines Group S.A. (a)(b),
7.25%, 6/9/20	300	294,600

		978,430

China—6.4%
Big Will Investments Ltd.,
10.875%, 4/29/16	200	205,500
Century Master Investment Co., Ltd.,
4.75%, 9/19/18	200	207,704
Chinalco Finance Holdings Ltd.,
3.625%, 12/11/19	200	201,219
CIFI Holdings Group Co., Ltd.,
12.25%, 4/15/18	200	215,500
CITIC Ltd.,
6.875%, 1/21/18	200	218,320
CRCC Yupeng Ltd. (d),
3.95%, 8/1/19	202	201,330
Poly Real Estate Finance Ltd.,
4.50%, 8/6/18	200	204,263
Sino-Ocean Land Treasure Finance I Ltd.,
4.625%, 7/30/19	200	202,800
Sunac China Holdings Ltd.,
12.50%, 10/16/17	200	214,000

		1,870,636

Colombia—1.0%
Avianca Holdings S.A.,
8.375%, 5/10/20	300	287,250

	Principal Amount (000s)	Value*

Croatia—0.8%
Hrvatska Elektroprivreda,
6.00%, 11/9/17	$214	$223,457

El Salvador—1.5%
AES El Salvador Trust II (a)(b),
6.75%, 3/28/23	210	195,510
Agricola Senior Trust (a)(b),
6.75%, 6/18/20	250	255,000

		450,510

Guatemala—0.7%
Comcel Trust via Comunicaciones Celulares S.A. (a)(b),
6.875%, 2/6/24	203	209,090

Hong Kong—3.6%
China CITIC Bank International Ltd. (e),
3.875%, 9/28/22	200	201,222
CLP Power HK Finance Ltd. (d),
4.25%, 11/7/19	206	208,575
FPT Finance Ltd.,
6.375%, 9/28/20	200	219,837
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	200	214,745
Texhong Textile Group Ltd.,
7.625%, 1/19/16	200	202,500

		1,046,879

India—4.0%
Bank of Baroda,
4.875%, 7/23/19	204	216,933
Export-Import Bank of India,
4.00%, 1/14/23	409	410,787
GCX Ltd.,
7.00%, 8/1/19	205	207,051
Indian Oil Corp. Ltd.,
5.625%, 8/2/21	204	223,845
Rolta Americas LLC,
8.875%, 7/24/19	203	118,755

		1,177,371

Indonesia—2.2%
Indo Energy Finance II BV,
6.375%, 1/24/23	256	139,520
Pakuwon Prima Pte Ltd.,
7.125%, 7/2/19	200	196,999
Pertamina Persero PT,
4.875%, 5/3/22	304	295,275

		631,794

Israel—0.5%
Delek & Avner Tamar Bond Ltd. (a)(b),
2.803%, 12/30/16	150	150,188

Jamaica—1.0%
Digicel Group Ltd.,
8.25%, 9/30/20	300	279,000

Korea (Republic of)—0.7%
Woori Bank,
4.75%, 4/30/24	204	209,676

Luxembourg—1.1%
Millicom International Cellular S.A. (a)(b),
6.00%, 3/15/25	350	332,500

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mexico—4.6%
Alfa S.A.B. de C.V. (a)(b),
6.875%, 3/25/44	$211	$209,417
BBVA Bancomer S.A.,
7.25%, 4/22/20	192	210,240
Coca-Cola Femsa S.A.B. de C.V.,
3.875%, 11/26/23	194	201,064
Comision Federal de Electricidad,
4.875%, 1/15/24	221	226,801
Petroleos Mexicanos,
4.50%, 1/23/26	200	190,510
Sixsigma Networks Mexico S.A. de C.V. (a)(b),
8.25%, 11/7/21	300	294,750

		1,332,782

Nigeria—2.1%
FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b),
8.00%, 7/23/21	251	192,015
GTB Finance BV (a)(b),
6.00%, 11/8/18	201	183,814
Zenith Bank PLC (a)(b),
6.25%, 4/22/19	250	228,125

		603,954

Peru—0.7%
Corp. Financiera de Desarrollo S.A.,
4.75%, 2/8/22	207	213,727

Qatar—1.0%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	289,062

Russian Federation—4.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (a)(b),
7.50%, 9/26/19	200	200,576
Gazprom Neft OAO Via GPN Capital S.A. (a)(b),
6.00%, 11/27/23	203	183,013
Gazprom OAO Via Gaz Capital S.A. (a)(b),
4.30%, 11/12/15	200	201,214
Lukoil International Finance BV (a)(b),
6.656%, 6/7/22	385	388,157
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	224	181,216
TMK OAO Via TMK Capital S.A. (a)(b),
6.75%, 4/3/20	203	171,194

		1,325,370

South Africa—3.5%
African Bank Ltd.,
8.125%, 2/24/17	300	239,107
Gold Fields Orogen Holding BVI Ltd. (a)(b),
4.875%, 10/7/20	200	172,000
MTN Mauritius Investments Ltd. (a)(b),
4.755%, 11/11/24	200	201,456

	Principal Amount (000s)	Value*

Myriad International Holdings BV (b),
5.50%, 7/21/25	$200	$199,100
6.00%, 7/18/20 (a)	200	216,097

		1,027,760

Thailand—0.7%
PTT Exploration & Production PCL,
4.875%, 6/18/19	203	198,433

Turkey—3.2%
Akbank TAS (a)(b),
3.875%, 10/24/17	250	253,125
5.125%, 3/31/25	200	187,168
Global Liman Isletmeleri (a)(b),
8.125%, 11/14/21	300	267,060
Yasar Holdings AS (a)(b),
8.875%, 5/6/20	200	210,740

		918,093

United Arab Emirates—0.4%
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19	105	113,381

United Kingdom—0.6%
Genel Energy Finance PLC (b),
7.50%, 5/14/19	200	167,500

United States—0.6%
Terraform Power Operating LLC (b),
9.75%, 8/15/22	200	188,000

Uruguay—0.7%
Navios South American Logistics, Inc. (a)(b),
7.25%, 5/1/22	213	197,291

Total Corporate Bonds & Notes (cost—$17,607,144)		16,438,130

SOVEREIGN DEBT OBLIGATIONS—25.7%

Argentina—2.2%
Argentina Boden Bonds,
7.00%, 10/3/15	500	500,611
Provincia de Buenos Aires (a)(b),
9.95%, 6/9/21	150	146,625

		647,236

Colombia—1.0%
Colombia Government International Bond,
2.625%, 3/15/23	316	283,610

Croatia—1.0%
Croatia Government International Bond,
5.50%, 4/4/23	276	285,315

Dominican Republic—0.7%
Dominican Republic International Bond,
5.50%, 1/27/25	200	199,000

El Salvador—0.7%
El Salvador Government International Bond,
5.875%, 1/30/25	210	197,662

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

Gabon—0.6%
Gabonese Republic (a)(b),
6.95%, 6/16/25		$200	$180,630

Hungary—2.9%
Hungary Government International Bond,
5.375%, 2/21/23		196	214,355
6.25%, 1/29/20		185	209,461
7.625%, 3/29/41		300	410,466

			834,282

Indonesia—0.9%
Indonesia Government International Bond (a)(b),
4.625%, 4/15/43		300	257,250

Ivory Coast—1.0%
Ivory Coast Government International Bond (a)(b),
6.375%, 3/3/28		300	280,140

Jamaica—0.7%
Jamaica Government International Bond,
6.75%, 4/28/28		200	200,000

Kazakhstan—0.7%
Kazakhstan Government International Bond (b),
5.125%, 7/21/25		200	196,000

Kenya—0.8%
Kenya Government International Bond,
6.875%, 6/24/24		241	234,300

Mexico—1.6%
Mexican Bonos,
10.00%, 12/5/24	MXN	3,500	268,106
Mexico Government International Bond,
3.60%, 1/30/25		$200	196,500

			464,606

Morocco—1.0%
Morocco Government International Bond,
3.50%, 6/19/24		€250	285,307

Namibia—0.7%
Namibia International Bonds (a)(b),
5.50%, 11/3/21		200	211,902

Pakistan—0.9%
Pakistan Government International Bond,
8.25%, 4/15/24		250	264,375

Panama—0.8%
Panama Government International Bond,
3.75%, 3/16/25		250	245,625

	Principal Amount (000s)		Value*

Paraguay—0.7%
Republic of Paraguay,
6.10%, 8/11/44		$207	$209,070

Peru—0.4%
Peruvian Government International Bond,
6.90%, 8/12/37	PEN	425	119,810

Romania—1.2%
Romanian Government International Bond,
6.125%, 1/22/44		$300	350,820

Russian Federation—0.6%
Russian Federation Bond,
4.875%, 9/16/23		200	192,026

Serbia—1.1%
Republic of Serbia,
5.875%, 12/3/18		292	308,878

South Africa—0.8%
South Africa Government Bond,
6.75%, 3/31/21	ZAR	3,500	249,755

Sri Lanka—1.0%
Sri Lanka Government International Bond,
5.875%, 7/25/22		$300	293,625

United Arab Emirates—1.0%
IPIC GMTN Ltd. (a)(b),
5.00%, 11/15/20		253	283,929

Uruguay—0.7%
Uruguay Government International Bond,
4.50%, 8/14/24		197	203,649

Total Sovereign Debt Obligations (cost—$7,742,836)			7,478,802

Repurchase Agreements—18.5%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $5,390,000; collateralized by Federal Home Loan Bank, 2.96%, due 2/7/28, valued at $5,500,800 including accrued interest (cost—$5,390,000)		5,390	5,390,000

Total Investments (cost—$30,739,980)—100.6%			29,306,932

Liabilities in excess of other assets—(0.6)%			(167,015)

Net Assets—100.0%			$29,139,917

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

August 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,330,250, representing 28.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on August 31, 2015.

(f)	Credit default swap agreements outstanding at August 31, 2015:

OTC buy protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Made	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC:
Republic of Chile	$2,000	1.19%	9/20/20	(1.00)%	$22,346	$(10,876)	$33,222
Republic of Turkey	1,000	2.57%	9/20/20	(1.00)%	73,719	67,727	5,992

					$96,065	$56,851	$39,214

OTC sell protection swap agreements(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Received	Value(5)	Upfront Premiums Received	Unrealized Depreciation
Barclays Bank PLC:
Republic of Peru	$2,000	1.72%	9/20/20	1.00%	$(70,597)	$(36,947)	$(33,650)
Republic of South Africa	1,000	2.45%	9/20/20	1.00%	(67,687)	(57,773)	(9,914)

					$(138,284)	$(94,720)	$(43,564)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

August 31, 2015 (unaudited) (continued)

(4)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at August 31, 2015 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Depreciation
Sold:
255,884 Euro settling 10/13/15	State Street Bank	$283,000	$287,318	$(4,318)

(h)	At August 31, 2015, the Fund pledged $40,000 in cash as collateral for derivatives.

Glossary:

€—Euro

FRN—Floating Rate Note

MXN—Mexican Peso

OTC—Over-the-Counter

PEN—Peruvian Nuevo Sol

ZAR—South African Rand

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	25.7%
Banks	13.2%
Oil, Gas & Consumable Fuels	10.8%
Telecommunications	5.9%
Real Estate	3.5%
Food & Beverage	3.2%
Electric Utilities	2.9%
Diversified Financial Services	2.7%
Media	2.1%
Airlines	2.0%
Mining	2.0%
Engineering & Construction	1.5%
Holding Companies-Diversified	1.4%
Commercial Services	0.9%
Iron/Steel	0.8%
Apparel & Textiles	0.7%
Transportation	0.7%
Utilities	0.6%
Metal Fabricate/Hardware	0.6%
Coal	0.5%
Software	0.4%
Repurchase Agreements	18.5%
Liabilities in excess of other assets	(0.6)%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.0%

Brazil—0.1%
Ser Educacional S.A.	3,400	$9,094

China—13.9%
361 Degrees International Ltd.	305,000	93,246
AMVIG Holdings Ltd.	26,000	10,064
Anhui Expressway Co., Ltd., Class H	18,000	13,768
CECEP COSTIN New Materials Group Ltd.	111,000	16,170
Central China Securities Co., Ltd., Class H	75,000	42,164
China Child Care Corp. Ltd.	70,000	6,412
China Creative Home Group Ltd.	106,000	14,231
China Everbright Ltd.	16,000	33,066
China Galaxy Securities Co., Ltd., Class H	32,500	22,525
China Southern Airlines Co., Ltd., Class H	20,000	12,502
Chongqing Machinery & Electric Co., Ltd., Class H	64,000	8,280
Far East Horizon Ltd.	148,000	118,076
Hopewell Highway Infrastructure Ltd.	56,000	26,797
Jingwei Textile Machinery, Class H	26,000	37,970
Kingboard Laminates Holdings Ltd.	296,500	117,976
Le Saunda Holdings Ltd.	26,400	8,681
Peak Sport Products Co., Ltd.	226,000	54,249
Poly Culture Group Corp., Ltd., Class H	11,100	26,296
Powerlong Real Estate Holdings Ltd.	323,000	57,489
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,800	39,254
Sichuan Expressway Co., Ltd., Class H	106,000	33,897
Skyworth Digital Holdings Ltd.	280,000	162,777
Texhong Textile Group Ltd.	70,500	60,038
Weiqiao Textile Co., Class H	192,500	81,634
Yuexiu Real Estate Investment Trust REIT	113,000	59,546

		1,157,108

Czech Republic—0.3%
Philip Morris CR AS	61	28,016

Greece—0.1%
Mytilineos Holdings S.A. (c)	1,973	10,041

Hong Kong—5.4%
Champion REIT	428,000	212,761
Chong Hing Bank Ltd.	2,000	4,444
Pico Far East Holdings Ltd.	384,000	106,528
Regal Real Estate Investment Trust REIT	188,000	48,836
Soundwill Holdings Ltd.	4,000	5,084
Texwinca Holdings Ltd.	42,000	39,964
VST Holdings Ltd.	98,000	29,210

		446,827

Hungary—2.5%
Richter Gedeon Nyrt	13,494	206,722

	Shares	Value*

India—7.2%
Aurobindo Pharma Ltd.	3,648	$41,121
Chennai Petroleum Corp. Ltd. (c)	26,591	92,521
Claris Lifesciences Ltd. (c)	11,657	35,678
Jubilant Life Sciences Ltd.	5,257	28,177
Karnataka Bank Ltd.	7,871	15,026
KPIT Technologies Ltd.	15,700	24,090
WNS Holdings Ltd. ADR (c)	6,900	205,896
Wockhardt Ltd.	7,800	156,538

		599,047

Indonesia—0.7%
Alam Sutera Realty Tbk PT	2,331,100	58,679

Korea (Republic of)—20.4%
Dongwha Pharm Co., Ltd.	7,775	46,627
e-LITECOM Co., Ltd.	7,749	133,917
Hanwha Corp.	649	23,103
Humax Co., Ltd.	6,255	97,542
Huvis Corp.	1,826	12,974
Hyosung Corp.	485	52,447
Hyundai Securities Co., Ltd.	6,380	39,654
Ilsung Pharmaceuticals Co., Ltd.	119	11,067
IsuPetasys Co., Ltd.	16,153	75,178
Jeil Pharmaceutical Co.	2,305	42,624
Jusung Engineering Co., Ltd. (c)	15,172	63,128
KC Green Holdings Co., Ltd.	24,718	152,623
KG Eco Technology Service Co., Ltd.	12,937	42,923
KH Vatec Co., Ltd.	2,599	35,790
Kishin Corp.	1,538	10,146
Korea Petro Chemical Ind	686	84,437
Korea United Pharm, Inc.	5,462	101,580
Kumkang Kind Co., Ltd.	301	21,354
Kwang Dong Pharmaceutical Co., Ltd.	7,001	72,720
LG Uplus Corp.	2,182	20,287
NICE Holdings Co., Ltd.	6,456	136,328
S&T Dynamics Co., Ltd.	2,342	25,753
S&T Motiv Co., Ltd.	831	45,522
Samjin Pharmaceutical Co., Ltd.	1,979	43,590
Sebang Co., Ltd.	899	14,285
Shinsegae Engineering & Construction Co., Ltd. (c)	197	9,930
Taekwang Industrial Co., Ltd.	180	180,951
Ubiquoss, Inc.	2,691	32,083
Unid Co., Ltd.	271	12,821
Yearimdang Publishing Co., Ltd.	14,721	66,171

		1,707,555

Malaysia—2.9%
Evergreen Fibreboard Bhd. (c)	58,500	24,935
Sunway Real Estate Investment Trust REIT	178,300	63,282
Top Glove Corp. Bhd.	82,200	151,759

		239,976

Mexico—0.1%
Grupo Herdez S.A.B. de C.V.	3,500	8,587

Philippines—2.0%
Cebu Air, Inc.	86,010	164,377

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Poland—3.6%
Asseco Poland S.A.	4,885	$67,644
Enea S.A.	34,139	128,197
Kernel Holding S.A.	4,902	54,105
Tauron Polska Energia S.A.	55,053	51,035

		300,981

Russian Federation—0.9%
Acron JSC (b)	1,800	75,888

Singapore—0.6%
Yangzijiang Shipbuilding Holdings Ltd.	69,200	53,948

South Africa—6.0%
Aeci Ltd.	9,228	67,790
Cashbuild Ltd.	616	14,531
Clover Industries Ltd.	21,321	28,036
Emira Property Fund REIT	33,613	44,563
Growthpoint Properties Ltd. REIT	5,822	11,485
Lewis Group Ltd.	12,307	58,054
MMI Holdings Ltd.	86,277	182,897
Redefine Properties Ltd. REIT	79,209	68,635
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	57,817	22,237

		498,228

Taiwan—16.3%
Ability Enterprise Co., Ltd.	141,000	62,448
Ardentec Corp.	76,000	47,660
Asia Polymer Corp.	1,150	592
China Airlines Ltd. (c)	236,000	84,851
Coretronic Corp.	74,000	58,914
FLEXium Interconnect, Inc.	7,290	20,826
Foxconn Technology Co., Ltd.	45,450	127,864
Grand Pacific Petrochemical	441,000	223,051
Highwealth Construction Corp.	37,000	57,308
Huaku Development Co., Ltd.	42,000	67,729
Lealea Enterprise Co., Ltd.	28,000	7,188
Pou Chen Corp.	111,000	179,747
Ruentex Industries Ltd.	7,000	11,188
Sampo Corp.	166,000	61,510
SCI Pharmtech, Inc.	5,000	11,080
Shin Zu Shing Co., Ltd.	31,000	73,561
Taiwan Sogo Shin Kong SEC	28,000	31,451
TCI Co., Ltd.	12,000	25,593
Topco Scientific Co., Ltd.	180	258
Topoint Technology Co., Ltd.	88,000	57,938
Visual Photonics Epitaxy Co., Ltd.	56,000	63,908
Win Semiconductors Corp.	44,811	41,928
Wistron NeWeb Corp.	20,400	38,422
Zig Sheng Industrial Co., Ltd.	19,000	5,834

		1,360,849

Thailand—6.5%
Advanced Information Technology PCL NVDR	56,100	40,736
AP Thailand PCL NVDR	632,400	97,116
Asia Plus Group Holdings PCL NVDR	701,100	73,922
IRPC PCL NVDR	1,106,100	117,421
Major Cineplex Group PCL NVDR	129,400	117,805
Thai Vegetable Oil PCL NVDR	126,600	97,196

		544,196

	Shares	Value*

Turkey—2.3%
Aksa Akrilik Kimya Sanayii AS	3,214	$10,823
Dogus Otomotiv Servis ve Ticaret AS	28,679	123,179
Koza Anadolu Metal Madencilik Isletmeleri AS (c)	38,162	30,703
Mardin Cimento Sanayii ve Ticaret AS	12,535	16,884
Trakya Cam Sanayii AS	20,816	12,433

		194,022

United States—2.2%
Net 1 UEPS Technologies, Inc. (c)	9,065	186,648

Total Common Stock (cost—$8,825,733)		7,850,789

PREFERRED STOCK—1.6%

Brazil—1.2%
Suzano Papel e Celulose S.A., Class A	19,500	94,525

Russian Federation—0.4%
Sberbank of Russia (b)	41,813	33,869

Total Preferred Stock (cost—$130,642)		128,394

EQUITY-LINKED SECURITIES—0.8%

India—0.8%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/17/19	6,658	18,043
LIC Housing Finance Ltd., expires 10/17/19	7,391	49,372

Total Equity-Linked Securities (cost—$74,541)		67,415

EXCHANGE-TRADED FUNDS—0.4%
iShares MSCI India Small-Cap (cost—$36,822)	1,100	35,563

RIGHTS—0.0%

Hong Kong—0.0%
Chong Hing Bank Ltd.,excercise price HKD17.05, expires 9/16/15 (b)(c) (cost—$0)	1,000	30

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $186,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $194,513 including accrued interest (cost—$186,000)	$186	186,000

Total Investments (cost—$9,253,738) (a)—99.0%		8,268,191

Other assets less liabilities—1.0%		87,652

Net Assets—100.0%		$8,355,843

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

August 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,319,281, representing 75.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $109,787, representing 1.3% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

HKD—Hong Kong Dollar

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	9.5%
Chemicals	8.6%
Textiles, Apparel & Luxury Goods	7.0%
Real Estate Investment Trust	6.4%
IT Services	5.2%
Electronic Equipment, Instruments & Components	4.6%
Semiconductors & Semiconductor Equipment	4.3%
Real Estate Management & Development	4.1%
Machinery	3.9%
Household Durables	3.5%
Media	3.5%
Airlines	3.1%
Diversified Financial Services	3.0%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Food Products	2.3%
Insurance	2.2%
Electric Utilities	2.2%
Communications Equipment	2.1%
Health Care Equipment & Supplies	1.8%
Technology Hardware, Storage & Peripherals	1.5%
Distributors	1.5%
Paper & Forest Products	1.5%
Software	1.1%
Transportation Infrastructure	1.1%
Specialty Retail	0.9%
Banks	0.9%
Metals & Mining	0.8%
Auto Components	0.7%
Independent Power Producers & Energy Traders	0.5%
Health Care Providers & Services	0.5%
Exchange-Traded Funds	0.4%
Banking	0.4%
Personal Products	0.4%
Commercial Services & Supplies	0.4%
Tobacco	0.3%
Entertainment	0.3%
Aerospace & Defense	0.3%
Diversified Telecommunication Services	0.2%
Construction Materials	0.2%
Building Products	0.1%
Containers & Packaging	0.1%
Construction & Engineering	0.1%
Diversified Consumer Services	0.1%
Industrial Conglomerates	0.1%
Repurchase Agreements	2.2%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Belgium—2.7%
bpost S.A. (c)	2,400	$58,383
EVS Broadcast Equipment S.A. (c)	780	21,871

		80,254

Finland—1.9%
Nokian Renkaat Oyj	2,090	56,331

France—15.3%
BNP Paribas S.A.	830	52,282
Bouygues S.A.	1,260	47,982
Coface S.A. (c)	3,260	30,678
Engie	3,310	59,117
Rexel S.A.	990	15,166
SCOR SE	1,865	65,644
SES S.A.	2,700	80,104
Total S.A.	2,180	100,512

		451,485

Germany—10.4%
Drillisch AG (c)	1,210	54,449
Freenet AG (c)	3,000	95,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	860	157,752

		307,354

Italy—2.3%
MARR SpA (c)	1,450	27,802
Snam SpA	8,050	39,326

		67,128

Netherlands—3.6%
Royal Dutch Shell PLC, Class A	4,020	105,526

Norway—6.2%
Statoil ASA	5,660	86,264
Telenor ASA	2,840	56,474
TGS Nopec Geophysical Co. ASA	1,970	38,594

		181,332

Poland—0.7%
Energa S.A.	4,117	21,292

Portugal—1.2%
CTT-Correios de Portugal S.A. (c)	3,520	36,396

Spain—6.2%
Cia de Distribucion Integral Logista Holdings S.A. (c)(d)	3,580	68,675
Enagas S.A.	2,390	65,216
Mapfre S.A.	16,180	47,501

		181,392

	Shares	Value*

Sweden—5.4%
NCC AB, Class B (c)	2,130	$62,106
Nordea Bank AB	8,240	97,296

		159,402

Switzerland—3.6%
Cembra Money Bank AG (c)(d)	757	46,391
Sunrise Communications Group AG (a)(c)(d)	936	60,809

		107,200

United Kingdom—39.0%
Ashmore Group PLC (c)	16,160	64,553
AstraZeneca PLC	1,440	89,840
BHP Billiton PLC	1,480	26,019
BP PLC	20,300	112,518
British American Tobacco PLC	2,320	122,849
GlaxoSmithKline PLC	3,070	62,682
HSBC Holdings PLC	16,290	128,751
ICAP PLC	4,770	32,966
IG Group Holdings PLC	8,218	90,666
Imperial Tobacco Group PLC	1,930	92,898
Pearson PLC	3,080	53,397
Tate & Lyle PLC	3,860	31,765
Tullett Prebon PLC (c)	5,709	32,788
UBM PLC (c)	8,510	63,849
Vodafone Group PLC	42,540	146,484

		1,152,025

Total Investments (cost—$3,143,310) (b)—98.5%		2,907,117

Other assets less liabilities—1.5%		45,013

Net Assets—100.0%		$2,952,130

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,746,955, representing 93.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

(e)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
155,000 British Pound settling 9/8/15	State Street Bank	$242,583	$237,838	$(4,745)
66,193 Euro settling 9/8/15	State Street Bank	75,153	74,284	(869)
110,000 Euro settling 9/8/15	State Street Bank	122,696	123,447	751
200,000 Norwegian Krone settling 9/8/15	State Street Bank	24,512	24,174	(338)
90,000 Polish Zloty settling 9/8/15	State Street Bank	24,357	23,830	(527)
Sold:
849,135 British Pound settling 9/8/15	State Street Bank	1,301,738	1,302,946	(1,208)
50,000 British Pound settling 9/8/15	State Street Bank	77,781	76,722	1,059
1,236,534 Euro settling 9/8/15	State Street Bank	1,394,573	1,387,693	6,880
50,000 Euro settling 9/8/15	State Street Bank	55,954	56,112	(158)
1,764,703 Norwegian Krone settling 9/8/15	State Street Bank	227,003	213,299	13,704
200,000 Polish Zloty settling 9/8/15	State Street Bank	54,107	52,957	1,150
1,300,000 Swedish Krona settling 9/8/15	State Street Bank	156,920	153,573	3,347
109,000 Swiss Franc settling 9/8/15	State Street Bank	117,058	112,782	4,276

				$23,322

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	13.8%
Wireless Telecommunication Services	10.1%
Banks	9.4%
Insurance	9.1%
Tobacco	7.3%
Media	6.7%
Air Freight & Logistics	5.6%
Pharmaceuticals	5.1%
Capital Markets	4.4%
Diversified Financial Services	4.2%
Diversified Telecommunication Services	3.9%
Construction & Engineering	3.7%
Gas Utilities	3.5%
Multi-Utilities	2.0%
Auto Components	1.9%
Consumer Finance	1.6%
Energy Equipment & Services	1.3%
Food Products	1.1%
Food & Staples Retailing	1.0%
Metals & Mining	0.9%
Communications Equipment	0.7%
Electric Utilities	0.7%
Trading Companies & Distributors	0.5%
Other assets less liabilities	1.5%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—31.4%

Australia—0.0%
South32 Ltd. (g)	9,700	$10,283

Belgium—1.3%
bpost S.A. (f)	6,000	145,958
Warehouses De Pauw CVA REIT	1,800	143,919

		289,877

France—0.7%
Engie	9,000	160,740

Germany—4.4%
BASF SE	2,100	168,728
Deutsche Annington Immobilien SE	11,900	390,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	165,089
SAP SE	1,600	107,312
TLG Immobilien AG (f)	6,282	118,979

		950,146

Hong Kong—2.1%
HKT Trust & HKT Ltd.	222,400	257,745
Power Assets Holdings Ltd.	22,600	194,684

		452,429

Indonesia—1.1%
Bank Negara Indonesia Persero Tbk PT	130,000	45,797
Indocement Tunggal Prakarsa Tbk PT	30,000	41,846
Telekomunikasi Indonesia Persero Tbk PT	777,300	158,685

		246,328

Italy—0.6%
Eni SpA	7,700	127,096

New Zealand—0.9%
Spark New Zealand Ltd.	87,100	186,320

Norway—2.1%
Telenor ASA	9,300	184,934
Yara International ASA	6,300	281,127

		466,061

Portugal—1.0%
CTT-Correios de Portugal S.A. (f)	20,000	206,793

Switzerland—2.2%
Nestle S.A.	3,200	235,734
Roche Holding AG	900	245,002

		480,736

Turkey—1.4%
Tupras Turkiye Petrol Rafinerileri AS (g)	11,500	296,756

United Kingdom—3.3%
BP PLC	28,000	155,197
Centrica PLC	33,200	122,931
Reckitt Benckiser Group PLC	2,900	254,082
Royal Dutch Shell PLC, Class A	7,300	190,182

		722,392

United States—10.3%
Amazon.com, Inc. (e)(g)	500	256,445
Cisco Systems, Inc. (e)	8,400	217,392
Eli Lilly & Co.	2,700	222,345
General Electric Co. (e)	8,300	206,006
Intel Corp. (e)	8,600	245,444
Johnson & Johnson	2,400	225,552
Merck & Co., Inc.	4,200	226,170
Microchip Technology, Inc. (e)	5,800	246,500

	Shares		Value*
Microsoft Corp. (e)		5,100	$221,952
Verizon Communications, Inc.		3,900	179,439

			2,247,245

Total Common Stock (cost—$6,485,263)			6,843,202

	Principal Amount (000s)

CORPORATE BONDS & NOTES—28.2%

Brazil—0.8%
Petrobras Global Finance BV,
5.375%, 1/27/21		$200	175,740

Germany—4.6%
KFW,
2.625%, 2/16/16		1,000	1,010,351

Israel—1.1%
Israel Electric Corp., Ltd. (a)(b),
7.25%, 1/15/19		200	229,000

Mexico—1.0%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19		200	220,500

Supranational—9.2%
European Investment Bank,
0.625%, 4/15/16		1,000	1,001,264
Inter-American Development Bank,
0.625%, 9/12/16		1,000	1,000,954

			2,002,218

Switzerland—2.5%
Credit Suisse,
5.30%, 8/13/19		500	553,927

United States—9.0%
AT&T, Inc.,
5.80%, 2/15/19		500	552,753
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16		250	250,372
HSBC USA, Inc.,
1.625%, 1/16/18		500	497,788
Oracle Corp.,
5.75%, 4/15/18		600	662,906

			1,963,819

Total Corporate Bonds & Notes (cost—$6,146,271)			6,155,555

SOVEREIGN DEBT OBLIGATIONS—18.1%

Brazil—1.8%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,500	383,844

Indonesia—2.3%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	6,900,000	491,103

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

Italy—5.1%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€442	$520,449
3.10%, 9/15/26		447	601,594

			1,122,043

Mexico—2.1%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	7,500	467,334

Poland—1.9%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	415,048

Russian Federation—0.9%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	191,736

South Africa—2.1%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	6,000	457,642

Spain—1.9%
Spain Government Inflation Linked Bond (b)(d),
1.80%, 11/30/24		€352	419,624

Total Sovereign Debt Obligations (cost—$4,723,785)			3,948,374

	Shares

EXCHANGE-TRADED FUNDS—1.6%
iShares MSCI Emerging Markets Index (e) (cost—$436,510)		10,400	351,936

PREFERRED STOCK—0.6%

Brazil—0.6%
Vale S.A. (cost—$196,083)		35,000	136,559

	Principal Amount (000s)

Repurchase Agreements—19.3%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $4,206,000; collateralized by Federal Farm Credit Bank, 2.45%, due 6/30/25, valued at $4,293,850 including accrued interest (cost—$4,206,000)		$4,206	4,206,000

	Contracts	Value*

OPTIONS PURCHASED (g)(h)—0.0%

Call Options—0.0%
iShares MSCI Emerging Markets,
strike price $38.50, expires 12/18/15	120	$4,200
strike price $39.00, expires 12/18/15	120	3,300

Total Options Purchased (cost—$22,952)		7,500

Total Investments (cost—$22,216,864) (c)—99.2%		21,649,126

Other assets less liabilities—0.8%		172,137

Net Assets—100.0%		$21,821,263

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $891,608, representing 4.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $4,299,201, representing 19.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no options written outstanding at August 31, 2015, however the Fund had securities segregated as collateral for any transactions in the future.
(f)	Affiliated security.
(g)	Non-income producing.
(h)	Exchange traded-Chicago Board Options Exchange.
(i)	Transactions in options written for the nine months ended August 31,2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	45	$15,646
Options written	349	140,958
Options terminated in closing transactions	(179)	(89,245)
Options expired	(215)	(67,359)

Options outstanding, August 31, 2015	—	$—

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2015 (unaudited) (continued)

(j)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Short: 10-Year U.S. Treasury Note	(5)	$(635)	12/21/15	$1,436
5-Year U.S. Treasury Note	(4)	(478)	12/31/15	1,398
Euro-Bobl	(3)	(438)	9/8/15	97
Euro-Bund 10-Year Bond	(1)	(172)	9/8/15	1,311

				$4,242

(k)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
35,000,000 Indian Rupee settling 2/26/16	State Street Bank	$530,222	$510,324	$(19,898)
Sold:
400,000 Euro settling 9/30/15	State Street Bank	456,376	449,043	7,333
55,000,000 Japanese Yen settling 9/30/15	State Street Bank	459,376	453,878	5,498

				$(7,067)

(l)	At August 31, 2015, the Fund pledged $78,541 in cash as collateral for derivatives.

Glossary:

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

PLN—Polish Zloty

REIT—Real Estate Investment Trust

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	18.8%
Sovereign Debt Obligations	18.1%
Software	4.5%
Diversified Telecommunication Services	4.4%
Oil, Gas & Consumable Fuels	4.4%
Pharmaceuticals	4.2%
Telecommunications	2.5%
Real Estate Management & Development	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Chemicals	2.1%
Electric Utilities	2.0%
Air Freight & Logistics	1.7%
Exchange-Traded Funds	1.6%
Multi-Utilities	1.2%
Internet & Catalog Retail	1.2%
Household Products	1.2%
Auto Manufacturers	1.2%
Food Products	1.1%
Household Products/Wares	1.0%
Communications Equipment	1.0%
Industrial Conglomerates	1.0%
Insurance	0.8%
Metals & Mining	0.6%
Real Estate Investment Trust	0.6%
Construction Materials	0.2%
Repurchase Agreements	19.3%
Options Purchased	0.0%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Australia—2.8%
Amcor Ltd.	4,090	$39,934
Flight Centre Travel Group Ltd.	309	8,133
JB Hi-Fi Ltd.	505	6,823
Medibank Pvt Ltd. (b)	12,181	20,198

		75,088

Canada—8.6%
Canadian Apartment Properties REIT	467	9,939
Dollarama, Inc.	219	12,505
Empire Co., Ltd.	194	13,000
Fairfax Financial Holdings Ltd.	148	68,821
Fortis, Inc.	384	10,417
Intact Financial Corp.	447	30,936
Manitoba Telecom Services, Inc.	544	11,739
Metro, Inc.	445	11,751
Rogers Communications, Inc., Class B	1,397	47,689
TELUS Corp.	526	17,208

		234,005

Denmark—0.6%
GN Store Nord A/S	913	16,307

France—0.6%
Edenred	455	9,624
SES S.A.	225	6,675

		16,299

Germany—5.1%
Deutsche Lufthansa AG (b)	588	7,135
Fresenius Medical Care AG & Co. KGaA	690	52,555
Henkel AG & Co. KGaA	101	9,262
Krones AG	70	7,480
MAN SE	532	55,779
Merck KGaA	72	6,856

		139,067

Hong Kong—3.6%
AIA Group Ltd.	2,600	14,349
BOC Hong Kong Holdings Ltd.	2,000	6,758
CLP Holdings Ltd.	2,600	21,570
Li & Fung Ltd.	22,000	14,492
Link REIT	5,000	26,545
Yue Yuen Industrial Holdings Ltd.	4,000	14,313

		98,027

Israel—1.4%
Bank Leumi Le-Israel BM (b)	9,011	32,832
Israel Chemicals Ltd.	1,211	6,820

		39,652

Japan—5.8%
Canon, Inc.	1,100	33,514
Capcom Co., Ltd.	400	9,376
FamilyMart Co., Ltd.	200	9,261
Ito En Ltd.	400	9,446
Japan Airlines Co., Ltd.	200	7,098
Japan Display, Inc. (b)	2,300	7,207
K’s Holdings Corp.	200	6,372
Kao Corp.	600	27,404
Kose Corp.	100	9,878
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	7,756
Rohto Pharmaceutical Co., Ltd.	700	12,041
Sanrio Co., Ltd.	300	9,892
Sumitomo Heavy Industries Ltd.	2,000	8,643

		157,888

New Zealand—1.1%
Spark New Zealand Ltd.	14,001	29,950

Norway—0.3%
TGS Nopec Geophysical Co. ASA	359	7,033

	Shares	Value*

Singapore—2.7%
DBS Group Holdings Ltd.	800	$10,083
Hutchison Port Holdings Trust UNIT	13,800	7,250
Singapore Airlines Ltd.	2,500	17,601
Singapore Telecommunications Ltd.	14,400	38,433

		73,367

Sweden—0.3%
Swedish Match AB	290	8,564

Switzerland—0.6%
Nestle S.A.	133	9,798
Swisscom AG	14	7,557

		17,355

United Kingdom—3.1%
International Game Technology PLC (b)	900	15,282
Kingfisher PLC	1,492	8,108
Next PLC	103	12,471
Randgold Resources Ltd.	424	25,642
Royal Mail PLC	1,361	9,623
SSE PLC	609	13,647

		84,773

United States—62.1%
Abercrombie & Fitch Co., Class A	400	7,944
Alleghany Corp. (b)	45	21,140
American Capital Agency Corp. REIT	4,460	85,320
American Eagle Outfitters, Inc.	1,330	22,637
Annaly Capital Management, Inc. REIT	7,420	74,645
Apple, Inc.	135	15,223
Ares Capital Corp.	2,225	35,088
AT&T, Inc.	1,034	34,329
AutoZone, Inc. (b)	50	35,799
Bed Bath & Beyond, Inc. (b)	110	6,832
Bristow Group, Inc.	200	7,412
Bunge Ltd.	220	15,939
Capitol Federal Financial, Inc.	3,105	37,415
Capstead Mortgage Corp. REIT	4,775	49,755
CBOE Holdings, Inc.	860	54,404
Chimera Investment Corp. REIT	1,023	14,332
Clorox Co.	725	80,598
CME Group, Inc.	190	17,944
Coach, Inc.	240	7,260
Cobalt International Energy, Inc. (b)	800	6,408
Coca-Cola Co.	1,055	41,483
ConAgra Foods, Inc.	685	28,551
Consolidated Edison, Inc.	360	22,648
Costco Wholesale Corp.	130	18,206
Credit Acceptance Corp. (b)	100	20,381
Deere & Co.	275	22,489
Diamond Offshore Drilling, Inc.	365	8,654
Dollar General Corp.	95	7,077
Duke Energy Corp.	341	24,180
Dunkin’ Brands Group, Inc.	710	35,614
eBay, Inc. (b)	335	9,082
Express Scripts Holding Co. (b)	175	14,630
Hatteras Financial Corp. REIT	2,610	42,360
HCP, Inc. REIT	1,520	56,331
Healthways, Inc. (b)	1,200	14,652
Integra LifeSciences Holdings Corp. (b)	220	13,196
International Business Machines Corp.	185	27,360
Keurig Green Mountain, Inc.	400	22,640
Kohl’s Corp.	200	10,206
M&T Bank Corp.	145	17,145
McDonald’s Corp.	690	65,564
Merck & Co., Inc.	250	13,462
MFA Financial, Inc. REIT	1,370	9,741
Morningstar, Inc.	205	16,355
NOW, Inc. (b)	600	10,236
Panera Bread Co., Class A (b)	45	8,023
PartnerRe Ltd.	65	8,997
PepsiCo, Inc.	545	50,647

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Philip Morris International, Inc.	100	$7,980
Procter & Gamble Co.	845	59,716
Republic Services, Inc.	1,195	48,971
Southern Co.	1,660	72,061
Stericycle, Inc. (b)	125	17,642
Target Corp.	115	8,937
TransDigm Group, Inc. (b)	65	14,939
Two Harbors Investment Corp. REIT	1,060	10,028
Ulta Salon Cosmetics & Fragrance, Inc. (b)	100	15,809
Urban Outfitters, Inc. (b)	340	10,492
Validus Holdings Ltd.	220	9,742
Verizon Communications, Inc.	310	14,263
Wal-Mart Stores, Inc.	1,015	65,701
Whole Foods Market, Inc.	625	20,475
XL Group PLC	1,160	43,256

		1,690,346

Total Common Stock (cost—$2,626,269)		2,687,721

PREFERRED STOCK—0.4%

Germany—0.4%
Henkel AG & Co. KGaA (cost—$10,858)	102	10,659

Value*

Total Investments (cost—$2,637,127) (a)—99.1%	$2,698,380

Other assets less liabilities—0.9%	25,098

Net Assets—100.0%	$2,723,478

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $738,549, representing 27.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

(c)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
29,173 Australian Dollar settling 9/1/15	Northern Trust Company	$20,828	$20,761	$(67)
6,136 Canadian Dollar settling 9/1/15	Northern Trust Company	4,653	4,664	11
2,267,733 Japanese Yen settling 9/1/15	Northern Trust Company	18,815	18,705	(110)
20,452 New Zealand Dollar settling 9/1/15	Northern Trust Company	13,231	12,962	(269)
1,561 Singapore Dollar settling 9/1/15	Northern Trust Company	1,114	1,106	(8)
Sold:
30,481 Australian Dollar settling 9/1/15	Northern Trust Company	21,813	21,692	121
17,680 Canadian Dollar settling 9/1/15	Northern Trust Company	13,292	13,438	(146)
8,371,145 Japanese Yen settling 9/1/15	Northern Trust Company	69,456	69,049	407
9,655 New Zealand Dollar settling 9/1/15	Northern Trust Company	6,229	6,119	110

				$49

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Real Estate Investment Trust	14.0%
Insurance	7.9%
Diversified Telecommunication Services	5.6%
Household Products	5.5%
Electric Utilities	5.2%
Food & Staples Retailing	5.1%
Hotels, Restaurants & Leisure	4.9%
Specialty Retail	4.9%
Beverages	3.8%
Machinery	3.7%
Health Care Providers & Services	2.9%
Commercial Services & Supplies	2.8%
Food Products	2.7%
Diversified Financial Services	2.7%
Banks	2.5%
Multi-line Retail	2.0%
Technology Hardware, Storage & Peripherals	1.8%
Wireless Telecommunication Services	1.8%
Containers & Packaging	1.5%
Thrifts & Mortgage Finance	1.4%
Personal Products	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Capital Markets	1.3%
Pharmaceuticals	1.2%
Airlines	1.2%
Health Care Equipment & Supplies	1.1%
IT Services	1.0%
Metals & Mining	0.9%
Energy Equipment & Services	0.9%
Media	0.8%
Multi-Utilities	0.8%
Consumer Finance	0.7%
Tobacco	0.6%
Aerospace & Defense	0.5%
Household Products/Wares	0.4%
Trading Companies & Distributors	0.4%
Air Freight & Logistics	0.3%
Software	0.3%
Internet Software & Services	0.3%
Transportation Infrastructure	0.3%
Electronic Equipment, Instruments & Components	0.3%
Chemicals	0.2%
Oil, Gas & Consumable Fuels	0.2%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—91.8%

Australia—1.4%
Australia & New Zealand Banking Group Ltd.	2,162	$43,000

Canada—0.8%
Gibson Energy, Inc.	1,694	24,980

Denmark—2.1%
Novo Nordisk A/S, Class B	1,115	61,560

France—3.3%
BNP Paribas S.A.	802	50,518
Bureau Veritas S.A. (b)	2,033	46,343

		96,861

Germany—5.3%
Adidas AG	784	58,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	318	58,331
SAP SE	595	39,907

		156,809

Ireland—1.8%
Accenture PLC, Class A	562	52,980

Japan—3.7%
Astellas Pharma, Inc.	2,600	38,455
Daikin Industries Ltd.	700	41,589
Mazda Motor Corp.	1,700	29,134

		109,178

Norway—1.0%
Storebrand ASA (c)	8,726	29,863

Spain—4.0%
Amadeus IT Holding S.A., Class A	1,551	64,631
Inditex S.A.	1,672	55,529

		120,160

Sweden—3.3%
Atlas Copco AB, Class A	1,833	46,153
Skandinaviska Enskilda Banken AB, Class A	4,363	50,698

		96,851

Switzerland—6.0%
Nestle S.A.	760	55,987
Roche Holding AG	261	71,051
UBS Group AG	2,439	50,452

		177,490

United Kingdom—13.5%
AstraZeneca PLC	624	38,931
BG Group PLC	3,379	51,285
BHP Billiton PLC	2,009	35,319
Prudential PLC	2,826	60,992
Rio Tinto PLC	1,025	37,423
Unilever PLC	1,495	59,957
Vodafone Group PLC	18,612	64,089
WPP PLC	2,663	54,818

		402,814

	Shares	Value*

United States—45.6%
Agilent Technologies, Inc.	1,222	$44,371
American Express Co.	820	62,910
Apple, Inc.	536	60,439
Biogen, Inc. (c)	115	34,190
Citigroup, Inc.	1,419	75,888
Colgate-Palmolive Co.	892	56,027
Eaton Corp. PLC	868	49,528
Ecolab, Inc.	428	46,712
EOG Resources, Inc.	665	52,076
Estee Lauder Cos., Inc., Class A	669	53,366
Google, Inc., Class A (c)	109	70,612
IDEX Corp.	762	54,735
Intel Corp.	691	19,721
International Flavors & Fragrances, Inc.	415	45,463
Intuit, Inc.	537	46,048
Johnson & Johnson	708	66,538
Microsoft Corp.	1,271	55,314
Mondelez International, Inc., Class A	1,370	58,033
Priceline Group, Inc. (c)	46	57,438
Schlumberger Ltd.	691	53,463
Starbucks Corp.	1,386	75,828
Visa, Inc., Class A	1,144	81,567
Wells Fargo & Co.	1,940	103,460
WW Grainger, Inc.	144	32,175

		1,355,902

Total Common Stock (cost—$2,839,067)		2,728,448

PREFERRED STOCK—2.0%

Germany—2.0%
Henkel AG & Co. KGaA (cost—$60,690)	545	56,952

	Principal Amount (000s)

Repurchase Agreements—7.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $209,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $214,988 including accrued interest (cost—$209,000)	$209	209,000

Total Investments (cost—$3,108,757) (a)—100.8%		2,994,400

Liabilities in excess of other assets—(0.8)%		(22,617)

Net Assets—100.0%		$2,971,783

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,351,538, representing 45.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Global Sustainability Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	10.9%
Pharmaceuticals	9.3%
IT Services	6.7%
Insurance	5.0%
Software	4.7%
Oil, Gas & Consumable Fuels	4.3%
Food Products	3.9%
Personal Products	3.8%
Machinery	3.4%
Chemicals	3.1%
Hotels, Restaurants & Leisure	2.5%
Metals & Mining	2.5%
Internet Software & Services	2.4%
Wireless Telecommunication Services	2.2%
Consumer Finance	2.1%
Technology Hardware, Storage & Peripherals	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Household Products/Wares	2.0%
Internet & Catalog Retail	1.9%
Household Products	1.9%
Specialty Retail	1.8%
Media	1.8%
Energy Equipment & Services	1.8%
Capital Markets	1.7%
Electrical Equipment	1.7%
Professional Services	1.6%
Life Sciences Tools & Services	1.5%
Building Products	1.4%
Biotechnology	1.1%
Trading Companies & Distributors	1.1%
Automobiles	1.0%
Semiconductors & Semiconductor Equipment	0.7%
Repurchase Agreements	7.0%
Liabilities in excess of other assets	(0.8)%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—93.5%

Austria—1.6%
Andritz AG	114,430	$5,467,002

Canada—0.9%
Stantec, Inc.	140,000	3,281,849

China—4.4%
Guangdong Investment Ltd.	11,492,000	15,572,726

Finland—5.8%
Uponor Oyj	988,000	15,875,836
Wartsila Oyj Abp	110,000	4,550,141

		20,425,977

France—5.1%
Suez Environnement Co.	988,437	17,778,817

Germany—4.6%
CENTROTEC Sustainable AG	121,762	1,927,955
GEA Group AG	270,483	10,530,151
Norma Group SE (b)	73,543	3,617,021

		16,075,127

Hong Kong—4.1%
Beijing Enterprises Water Group Ltd.	20,142,000	14,479,008

Italy—1.1%
ACEA SpA	267,033	3,663,004

Netherlands—1.0%
Arcadis NV	132,920	3,330,970

Sweden—1.6%
Sweco AB, Class B	405,360	5,446,456

Switzerland—9.4%
Belimo Holding AG	1,545	3,525,857
Geberit AG	27,938	8,865,321
Georg Fischer AG	14,671	8,802,409
Sulzer AG	116,820	11,909,799

		33,103,386

United Kingdom—11.5%
Halma PLC	969,998	11,175,856
Intertek Group PLC	96,500	3,732,706
Pentair PLC	123,856	6,847,998
Severn Trent PLC	445,634	14,132,820
Spectris PLC	154,963	4,308,009

		40,197,389

United States—42.4%
American Water Works Co., Inc.	500,706	26,006,670
AO Smith Corp.	54,557	3,519,472
Aqua America, Inc.	400,000	10,144,000
Danaher Corp.	253,247	22,037,554
Ecolab, Inc.	31,500	3,437,910
Franklin Electric Co., Inc.	463,896	13,587,514
IDEX Corp.	227,772	16,360,863
Itron, Inc. (c)	232,535	6,976,050
ITT Corp.	189,332	7,082,910
Mueller Water Products, Inc., Class A	1,863,371	16,677,170
Xylem, Inc.	708,791	23,000,268

		148,830,381

Total Common Stock (cost—$315,273,507)		327,652,092

	Principal Amount (000s)	Value*

Repurchase Agreements—7.5%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $26,410,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $26,938,631 including accrued interest (cost—$26,410,000)	$26,410	$26,410,000

Total Investments (cost—$341,683,507) (a)—101.0%		354,062,092

Liabilities in excess of other assets—(1.0)%		(3,339,885)

Net Assets—100.0%		$350,722,207

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $159,719,551, representing 45.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	32.7%
Water Utilities	22.8%
Building Products	9.6%
Electronic Equipment, Instruments & Components	6.4%
Industrial Conglomerates	6.3%
Multi-Utilities	6.2%
Electrical Equipment	3.9%
Construction & Engineering	2.6%
Professional Services	2.0%
Chemicals	1.0%
Repurchase Agreements	7.5%
Liabilities in excess of other assets	(1.0)%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—95.0%

Advertising—0.4%
Affinion Group, Inc.,
7.875%, 12/15/18	$2,150	$1,495,594

Aerospace & Defense—1.7%
KLX, Inc. (a)(b),
5.875%, 12/1/22	1,165	1,154,806
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	1,322	1,199,715
TransDigm, Inc.,
6.50%, 5/15/25 (a)(b)	1,430	1,412,125
7.50%, 7/15/21	1,830	1,958,100

		5,724,746

Auto Components—1.6%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	2,490	2,552,250
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	2,955	3,058,425

		5,610,675

Auto Manufacturers—1.6%
FCA US LLC,
8.25%, 6/15/21	2,845	3,058,944
Navistar International Corp.,
8.25%, 11/1/21	2,790	2,448,225

		5,507,169

Building Materials—0.9%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,045	3,235,313

Chemicals—3.2%
A Schulman, Inc. (a)(b),
6.875%, 6/1/23	2,465	2,465,000
Chemours Co. (a)(b),
7.00%, 5/15/25	2,760	2,366,700
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	2,220	2,239,425
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	2,185	2,126,726
Univar, Inc. (a)(b),
6.75%, 7/15/23	1,755	1,750,613

		10,948,464

Coal—0.4%
Arch Coal, Inc.,
9.875%, 6/15/19	2,995	419,300
CONSOL Energy, Inc.,
5.875%, 4/15/22	1,145	834,419

		1,253,719

Commercial Services—6.3%
Cardtronics, Inc.,
5.125%, 8/1/22	1,440	1,393,200
Cenveo Corp.,
11.50%, 5/15/17	3,105	2,930,344
ExamWorks Group, Inc.,
5.625%, 4/15/23	2,720	2,794,800
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	3,020	2,525,475
9.75%, 8/1/18	1,300	1,340,625
Hertz Corp.,
6.75%, 4/15/19	1,985	2,034,625
RR Donnelley & Sons Co.,
7.00%, 2/15/22	3,845	3,782,519
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	2,761	1,711,820
United Rentals North America, Inc.,
5.50%, 7/15/25	2,950	2,843,062

		21,356,470

	Principal Amount (000s)	Value*

Computers—0.6%
Unisys Corp.,
6.25%, 8/15/17	$1,850	$1,893,938

Containers & Packaging—1.0%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	660	652,575
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	2,680	2,820,700

		3,473,275

Distribution/Wholesale—1.7%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	2,375	2,375,000
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,315,337

		5,690,337

Diversified Financial Services—5.0%
Ally Financial, Inc.,
8.00%, 3/15/20	2,355	2,767,125
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,815	1,041,550
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	1,600	1,562,000
International Lease Finance Corp.,
8.25%, 12/15/20	3,350	3,978,125
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,950	1,850,063
9.625%, 5/1/19	1,000	1,046,250
Navient Corp.,
8.45%, 6/15/18	2,365	2,524,637
Springleaf Finance Corp.,
6.90%, 12/15/17	1,215	1,293,975
8.25%, 10/1/23	945	1,063,125

		17,126,850

Electric Utilities—0.9%
NRG Energy, Inc.,
6.25%, 5/1/24	2,001	1,910,955
Talen Energy Supply LLC (a)(b),
6.50%, 6/1/25	1,355	1,258,456

		3,169,411

Electrical Equipment—0.9%
Anixter, Inc.,
5.125%, 10/1/21	100	100,125
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,440	2,941,200

		3,041,325

Electronics—1.3%
Kemet Corp.,
10.50%, 5/1/18	4,659	4,426,050

Engineering & Construction—1.6%
AECOM (a)(b),
5.875%, 10/15/24	3,305	3,338,050
Dycom Investments, Inc.,
7.125%, 1/15/21	1,870	1,958,825

		5,296,875

Entertainment—1.3%
Cedar Fair L.P.,
5.375%, 6/1/24	3,145	3,207,900
International Game Technology PLC (a)(b),
6.25%, 2/15/22	1,175	1,136,084

		4,343,984

Food & Beverage—0.2%
SUPERVALU, Inc.,
8.00%, 5/1/16	832	864,240

Healthcare-Products—3.0%
Hologic, Inc. (a)(b),
5.25%, 7/15/22	2,745	2,820,488

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Kinetic Concepts, Inc.,
10.50%, 11/1/18	$3,320	$3,510,900
Teleflex, Inc.,
5.25%, 6/15/24	3,855	3,883,912

		10,215,300

Healthcare-Services—2.4%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,150	1,219,000
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	1,980	2,012,175
Kindred Healthcare, Inc.,
6.375%, 4/15/22	2,123	2,184,036
8.75%, 1/15/23 (a)(b)	1,235	1,387,831
Tenet Healthcare Corp.,
8.125%, 4/1/22	1,320	1,465,200

		8,268,242

Holding Companies-Diversified—0.9%
Horizon Pharma Financing, Inc. (a)(b),
6.625%, 5/1/23	2,860	2,963,675

Home Builders—2.9%
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	3,165	3,172,913
KB Home,
8.00%, 3/15/20	3,105	3,361,162
Standard Pacific Corp.,
5.875%, 11/15/24	615	633,450
8.375%, 5/15/18	2,360	2,678,600

		9,846,125

Household Products/Wares—0.9%
Spectrum Brands, Inc. (a)(b),
5.75%, 7/15/25	2,825	2,923,875

Insurance—0.9%
CNO Financial Group, Inc.,
5.25%, 5/30/25	2,910	3,019,125

Internet—2.1%
Affinion Investments LLC,
13.50%, 8/15/18	2,098	965,034
j2 Global, Inc.,
8.00%, 8/1/20	2,780	2,995,450
Netflix, Inc. (a)(b),
5.875%, 2/15/25	2,920	3,047,750

		7,008,234

Iron/Steel—1.7%
AK Steel Corp.,
7.625%, 5/15/20	650	429,000
8.375%, 4/1/22	1,550	984,250
8.75%, 12/1/18	770	775,775
ArcelorMittal,
10.60%, 6/1/19	2,565	2,997,844
Steel Dynamics, Inc.,
5.50%, 10/1/24	635	618,331

		5,805,200

Leisure Time—0.7%
NCL Corp. Ltd. (a)(b),
5.25%, 11/15/19	2,195	2,260,850

Lodging—1.0%
MGM Resorts International,
6.625%, 12/15/21	2,000	2,135,000
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	1,455	1,351,331

		3,486,331

	Principal Amount (000s)	Value*

Machinery-Construction & Mining—0.8%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	$2,735	$2,598,250

Machinery-Diversified—0.8%
Zebra Technologies Corp. (a)(b),
7.25%, 10/15/22	2,680	2,874,300

Media—7.0%
American Media, Inc.,
11.50%, 12/15/17	2,565	2,670,806
Cablevision Systems Corp.,
8.625%, 9/15/17	2,545	2,786,775
CCO Holdings LLC,
5.75%, 1/15/24	2,820	2,883,450
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	1,710	1,772,843
DISH DBS Corp.,
5.875%, 7/15/22	1,275	1,208,866
Gray Television, Inc.,
7.50%, 10/1/20	3,045	3,160,101
LIN Television Corp. (a)(b),
5.875%, 11/15/22	1,930	1,925,175
McClatchy Co.,
9.00%, 12/15/22	1,660	1,508,525
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	1,595	1,762,475
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,390	2,518,462
Sinclair Television Group, Inc.,
6.375%, 11/1/21	1,670	1,711,750

		23,909,228

Mining—1.2%
Alcoa, Inc.,
5.90%, 2/1/27	1,115	1,120,575
HudBay Minerals, Inc.,
9.50%, 10/1/20	1,795	1,637,401
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,350	1,421,750

		4,179,726

Miscellaneous Manufacturing—0.7%
Trinseo Materials Operating SCA (a)(b),
6.75%, 5/1/22	2,250	2,272,500

Oil, Gas & Consumable Fuels—9.7%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,220	1,743,083
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	3,565	3,386,750
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	735	665,175
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,615	2,892,000
Concho Resources, Inc.,
7.00%, 1/15/21	1,930	1,987,900
CVR Refining LLC,
6.50%, 11/1/22	2,175	2,141,940
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,285	674,075
11.00%, 3/15/20 (a)(b)	4,185	2,667,937

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

EP Energy LLC,
9.375%, 5/1/20	$2,860	$2,784,210
Linn Energy LLC,
6.50%, 9/15/21	1,415	530,625
Range Resources Corp. (a)(b),
4.875%, 5/15/25	2,485	2,258,244
Rice Energy, Inc.,
6.25%, 5/1/22	2,710	2,425,450
Sanchez Energy Corp.,
6.125%, 1/15/23	2,625	1,981,875
Sunoco L.P. (a)(b),
6.375%, 4/1/23	3,055	3,085,550
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	610	405,650
United Refining Co.,
10.50%, 2/28/18	1,434	1,498,530
Vanguard Natural Resources LLC,
7.875%, 4/1/20	2,560	1,804,800

		32,933,794

Paper & Forest Products—0.5%
Mercer International, Inc.,
7.75%, 12/1/22	1,825	1,888,875

Pharmaceuticals—1.8%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	1,825	1,843,250
Omnicare, Inc.,
5.00%, 12/1/24	1,085	1,171,800
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	2,870	2,963,275

		5,978,325

Pipelines—1.7%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	1,895	1,838,150
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	2,309	2,268,592
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	770,738
6.25%, 10/15/22 (a)(b)	745	756,175

		5,633,655

Real Estate—0.7%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,481	2,420,216

Real Estate Investment Trust—0.7%
Equinix, Inc.,
5.375%, 1/1/22	1,660	1,684,900
iStar, Inc.,
7.125%, 2/15/18	720	744,300

		2,429,200

Retail—2.8%
Conn’s, Inc.,
7.25%, 7/15/22	2,205	2,100,263
Dollar Tree, Inc. (a)(b),
5.75%, 3/1/23	2,815	2,962,787
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	1,465	1,554,731
Sonic Automotive, Inc.,
7.00%, 7/15/22	2,665	2,871,538

		9,489,319

Semiconductors—3.8%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	1,860	1,320,600
7.50%, 8/15/22	885	588,525
Amkor Technology, Inc.,
6.375%, 10/1/22	3,500	3,416,875

	Principal Amount (000s)	Value*

Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	$2,306	$2,415,535
Micron Technology, Inc.,
5.875%, 2/15/22	2,900	2,867,375
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	2,285	2,350,694

		12,959,604

Shipbuilding—0.5%
Huntington Ingalls Industries, Inc. (a)(b),
5.00%, 12/15/21	1,505	1,559,556

Software—3.4%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	2,000	2,155,000
First Data Corp.,
10.625%, 6/15/21	1,848	2,048,970
12.625%, 1/15/21	1,410	1,623,262
MSCI, Inc. (a)(b),
5.25%, 11/15/24	1,950	1,989,000
Open Text Corp. (a)(b),
5.625%, 1/15/23	2,280	2,285,700
SS&C Tech Holdings, Inc. (b),
5.875%, 7/15/23	1,590	1,643,583

		11,745,515

Telecommunications—9.3%
CommScope Technologies Finance LLC (a)(b),
6.00%, 6/15/25	2,540	2,476,500
Consolidated Communications, Inc. (a)(b),
6.50%, 10/1/22	2,020	1,878,600
EarthLink Holdings Corp.,
7.375%, 6/1/20	1,550	1,627,500
8.875%, 5/15/19	1,141	1,189,493
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,665	4,022,337
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	2,335	2,297,056
Level 3 Financing, Inc. (a)(b),
5.375%, 5/1/25	2,990	2,892,825
Sprint Communications, Inc.,
6.00%, 11/15/22	1,065	961,163
11.50%, 11/15/21	3,515	4,024,675
T-Mobile USA, Inc.,
6.625%, 11/15/20	1,935	2,007,562
6.625%, 4/1/23	1,160	1,212,780
6.836%, 4/28/23	2,885	3,029,250
West Corp. (a)(b),
5.375%, 7/15/22	2,075	1,958,281
Windstream Services LLC,
7.50%, 6/1/22	2,720	2,159,000

		31,737,022

Transportation—1.8%
Erickson, Inc.,
8.25%, 5/1/20	2,941	2,108,329
XPO Logistics, Inc. (a)(b),
6.50%, 6/15/22	1,200	1,185,000
7.875%, 9/1/19	2,620	2,787,025

		6,080,354

Utilities—0.7%
TerraForm Power Operating LLC (a)(b),
5.875%, 2/1/23	2,645	2,525,975

Total Corporate Bonds & Notes (cost—$343,545,677)		323,470,806

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $10,047,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $10,252,856 including accrued interest (cost—$10,047,000)	$10,047	$10,047,000

Total Investments (cost—$353,592,677)—98.0%		333,517,806

Other assets less liabilities—2.0%		6,643,623

Net Assets—100.0%		$340,161,429

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $103,369,458, representing 30.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI International Growth Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Australia—2.9%
Brambles Ltd.	3,568	$24,975
CSL Ltd.	463	30,176
REA Group Ltd.	469	13,735
Seek Ltd.	1,975	17,343

		86,229

Brazil—4.5%
Ambev S.A.	5,214	27,446
Cielo S.A.	2,388	25,252
Lojas Renner S.A.	1,019	27,682
Odontoprev S.A.	8,272	22,307
WEG S.A.	6,816	31,480

		134,167

Canada—6.6%
Bank of Nova Scotia	762	34,880
Canadian National Railway Co.	901	50,138
Constellation Software, Inc.	69	29,487
Restaurant Brands International, Inc.	1,437	55,138
Richelieu Hardware Ltd.	514	26,001

		195,644

China—1.3%
Tencent Holdings Ltd.	2,394	40,092

Denmark—9.7%
Ambu A/S, Class B	1,476	45,432
Coloplast A/S, Class B	510	34,676
DSV A/S (b)	1,687	60,233
Novo Nordisk A/S, Class B	1,828	100,925
SimCorp A/S (b)	978	46,832

		288,098

France—9.0%
Bureau Veritas S.A. (b)	1,658	37,794
Dassault Systemes	449	31,108
L’Oreal S.A.	251	42,926
Legrand S.A. (b)	1,258	72,433
Schneider Electric SE	856	53,954
Sodexo S.A.	332	29,155

		267,370

Germany—9.4%
Fresenius SE & Co. KGaA	719	50,723
HUGO BOSS AG (b)	473	53,974
Infineon Technologies AG (b)	5,171	56,422
Linde AG	196	34,014
Norma Group SE (b)	515	25,329
SAP SE	877	58,821

		279,283

Hong Kong—2.2%
AIA Group Ltd.	10,389	57,333
Biostime International Holdings Ltd.	5,033	8,319

		65,652

Indonesia—1.1%
Ace Hardware Indonesia Tbk PT	459,400	19,463
Bank Mandiri Persero Tbk PT	20,600	13,331

		32,794

Japan—8.6%
Keyence Corp.	134	62,031
Nippon Paint Holdings Co., Ltd.	1,012	20,651
SMC Corp.	222	53,731
Sundrug Co., Ltd.	591	33,211
Sysmex Corp.	897	54,148
Unicharm Corp.	1,524	30,746

		254,518

	Shares	Value*

Korea (Republic of)—1.6%
LG Household & Health Care Ltd.	68	$46,110

Luxembourg—1.9%
Samsonite International S.A.	17,863	55,762

Mexico—1.3%
Fomento Economico Mexicano S.A.B. de C.V. UNIT	4,190	37,321

Netherlands—2.7%
Akzo Nobel NV	544	36,737
ASML Holding NV	481	43,871

		80,608

Philippines—2.3%
Jollibee Foods Corp.	5,340	21,861
Universal Robina Corp.	10,980	45,478

		67,339

South Africa—1.2%
Woolworths Holdings Ltd.	4,777	35,842

Spain—3.0%
Amadeus IT Holding S.A., Class A	944	39,337
Industria de Diseno Textil S.A.	1,526	50,680

		90,017

Sweden—6.6%
Atlas Copco AB, Class A	1,995	50,232
Elekta AB, Class B	2,700	16,728
Hexagon AB, Class B	1,629	52,422
Hexpol AB	5,000	50,002
Trelleborg AB, Class B (b)	1,685	27,464

		196,848

Switzerland—5.7%
Cie Financiere Richemont S.A.	782	58,429
Roche Holding AG	196	53,356
UBS Group AG	2,753	56,948

		168,733

United Kingdom—16.0%
British American Tobacco PLC	1,415	74,927
Diageo PLC	1,885	49,947
IMI PLC	1,730	27,325
Prudential PLC	2,567	55,402
Reckitt Benckiser Group PLC	1,021	89,454
Rotork PLC	8,630	27,531
Shire PLC	773	59,782
Spirax-Sarco Engineering PLC (b)	605	29,329
Unilever PLC	1,561	62,604

		476,301

Total Investments (cost—$2,999,971) (a)—97.6%		2,898,728

Other assets less liabilities—2.4%		71,884

Net Assets—100.0%		$2,970,612

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,468,758, representing 83.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Growth Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	9.2%
Pharmaceuticals	7.2%
Textiles, Apparel & Luxury Goods	5.7%
Household Products	5.7%
Software	5.7%
Health Care Equipment & Supplies	5.0%
Chemicals	4.7%
Electrical Equipment	4.2%
Beverages	3.9%
Electronic Equipment, Instruments & Components	3.9%
Insurance	3.8%
Road & Rail	3.7%
Hotels, Restaurants & Leisure	3.6%
Personal Products	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Tobacco	2.5%
Health Care Providers & Services	2.5%
Specialty Retail	2.4%
IT Services	2.1%
Multi-line Retail	2.1%
Capital Markets	1.9%
Professional Services	1.9%
Food Products	1.8%
Banks	1.6%
Internet Software & Services	1.3%
Food & Staples Retailing	1.1%
Biotechnology	1.0%
Trading Companies & Distributors	0.9%
Commercial Services & Supplies	0.8%
Media	0.5%
Other assets less liabilities	2.4%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Australia—2.1%
Challenger Ltd.	200,000	$1,016,143
Dick Smith Holdings Ltd.	460,328	492,669
Spotless Group Holdings Ltd.	686,761	971,124

		2,479,936

Austria—2.2%
ams AG (d)	49,649	1,840,910
Schoeller-Bleckmann Oilfield Equipment AG	13,795	751,960

		2,592,870

Belgium—2.4%
Fagron (d)	39,371	1,042,714
Ontex Group NV (d)	56,453	1,761,407

		2,804,121

China—2.4%
Boer Power Holdings Ltd.	293,000	499,042
China Everbright International Ltd.	794,000	1,045,261
Sunny Optical Technology Group Co., Ltd.	482,000	805,521
Wasion Group Holdings Ltd.	386,000	372,822

		2,722,646

Denmark—2.1%
SimCorp A/S (d)	51,399	2,461,273

Finland—2.8%
Amer Sports Oyj	71,727	1,963,410
Huhtamaki Oyj	38,463	1,250,472

		3,213,882

France—7.0%
GameLoft SE (d)(e)	165,335	643,958
Korian-Medica	57,846	2,024,729
Sartorius Stedim Biotech	10,937	3,500,853
Virbac S.A.	8,508	1,956,233

		8,125,773

Germany—5.0%
Aareal Bank AG (d)	56,925	2,114,908
Bechtle AG (d)	21,264	1,834,060
Bertrandt AG (d)	5,578	604,756
CANCOM SE (d)	37,835	1,274,601

		5,828,325

Hong Kong—1.7%
Ju Teng International Holdings Ltd.	890,000	339,517
Nexteer Automotive Group Ltd.	1,349,000	1,267,927
Techtronic Industries Co., Ltd.	110,000	398,510

		2,005,954

Ireland—4.8%
Glanbia PLC	65,315	1,290,694
Kingspan Group PLC (d)	91,649	2,248,481
Permanent TSB Group Holdings PLC (e)	373,482	2,032,650

		5,571,825

Italy—5.2%
Banca Popolare di Milano Scarl	2,321,575	2,453,753
De’ Longhi (d)	68,941	1,702,934
Yoox SpA (e)	57,451	1,810,512

		5,967,199

Japan—28.9%
ABC-Mart, Inc.	28,900	1,749,903
Aica Kogyo Co., Ltd.	61,200	1,299,644
Aozora Bank Ltd.	446,000	1,628,238
Asics Corp.	77,200	2,253,556
Bandai Namco Holdings, Inc.	75,300	1,739,540
Calbee, Inc.	33,800	1,291,238
Coca-Cola East Japan Co., Ltd.	38,300	691,959
Daicel Corp.	106,400	1,399,958
Daiho Corp.	320,000	1,518,645
Disco Corp.	18,600	1,398,987
Don Quijote Holdings Co., Ltd.	41,800	1,619,380

	Shares	Value*

Fukushima Industries Corp.	39,400	$846,103
Hoshizaki Electric Co., Ltd.	31,900	2,033,992
Kusuri No Aoki Co., Ltd.	34,100	1,596,546
Lion Corp.	181,000	1,582,057
Maeda Road Construction Co., Ltd.	61,000	1,085,304
Obayashi Corp.	195,000	1,683,670
Sanwa Holdings Corp.	154,200	1,173,166
Seiko Holdings Corp.	200,000	1,185,406
Suruga Bank Ltd.	63,000	1,203,368
Teijin Ltd.	549,000	1,744,337
Tokyo Tatemono Co., Ltd.	52,000	653,204
Valor Co., Ltd.	42,700	1,198,825
Yamaha Motor Co., Ltd.	49,800	958,696

		33,535,722

Norway—0.7%
Opera Software ASA (d)	101,495	637,871
ProSafe SE	73,448	197,676

		835,547

Philippines—0.7%
Cosco Capital, Inc.	5,371,200	798,597

Spain—5.4%
Bolsas y Mercados Espanoles SHMSF S.A.	45,858	1,781,191
Gamesa Corp. Tecnologica S.A.	141,548	2,116,607
Melia Hotels International S.A.	161,460	2,299,072

		6,196,870

Sweden—7.0%
Betsson AB (e)	169,626	3,000,211
JM AB	38,180	1,001,572
NetEnt AB (d)(e)	53,570	2,432,987
Nibe Industrier AB, Class B	54,048	1,631,131

		8,065,901

Switzerland—3.6%
Burckhardt Compression Holding AG (d)	2,919	1,008,938
Georg Fischer AG	2,385	1,430,969
Interroll Holding AG (d)	2,419	1,766,735

		4,206,642

Taiwan—2.0%
Chipbond Technology Corp.	445,000	648,394
Hermes Microvision, Inc.	9,000	382,178
Primax Electronics Ltd. (d)	415,000	491,077
Sinbon Electronics Co., Ltd.	510,847	806,025

		2,327,674

Thailand—0.3%
AP Thailand PCL (c)	1,819,020	279,344

United Kingdom—10.2%
Auto Trader Group PLC (a)(e)	446,734	2,318,123
DS Smith PLC	121,508	730,258
Elementis PLC	251,472	910,546
Intermediate Capital Group PLC	165,534	1,346,766
Pets at Home Group PLC	410,615	1,881,142
Restaurant Group PLC	184,148	1,872,856
Senior PLC (d)	180,976	788,204
Spirax-Sarco Engineering PLC (d)	41,873	2,029,911

		11,877,806

Total Common Stock (cost—$98,666,781)		111,897,907

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $3,517,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $3,588,244 including accrued interest (cost—$3,517,000)	$3,517	$3,517,000

Total Investments (cost—$102,183,781) (b)—99.5%		115,414,907

Other assets less liabilities—0.5%		603,929

Net Assets—100.0%		$116,018,836

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $101,640,222, representing 87.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $279,344, representing 0.2% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	7.8%
Banks	6.3%
Hotels, Restaurants & Leisure	6.2%
Building Products	5.4%
Internet Software & Services	4.6%
Construction & Engineering	3.7%
Semiconductors & Semiconductor Equipment	3.7%
Specialty Retail	3.5%
Chemicals	3.5%
Leisure Products	3.2%
Food & Staples Retailing	3.1%
Health Care Equipment & Supplies	3.0%
Textiles, Apparel & Luxury Goods	3.0%
IT Services	2.7%
Software	2.7%
Household Durables	2.7%
Health Care Providers & Services	2.6%
Diversified Financial Services	2.5%
Electrical Equipment	2.3%
Food Products	2.2%
Electronic Equipment, Instruments & Components	2.0%
Thrifts & Mortgage Finance	1.8%
Commercial Services & Supplies	1.7%
Containers & Packaging	1.7%
Pharmaceuticals	1.7%
Internet & Catalog Retail	1.6%
Personal Products	1.5%
Multi-line Retail	1.4%
Household Products	1.4%
Capital Markets	1.2%
Auto Components	1.1%
Real Estate Management & Development	0.9%
Automobiles	0.8%
Energy Equipment & Services	0.8%
Aerospace & Defense	0.7%
Beverages	0.6%
Professional Services	0.5%
Technology Hardware, Storage & Peripherals	0.4%
Repurchase Agreements	3.0%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Air Freight & Logistics—0.6%
Echo Global Logistics, Inc. (b)	11,699	$272,119

Auto Components—2.0%
Motorcar Parts of America, Inc. (b)	21,057	671,508
Tower International, Inc. (b)	13,206	322,886

		994,394

Banks—5.2%
Ameris Bancorp	15,122	412,377
Banner Corp.	10,509	466,705
First Merchants Corp.	17,765	462,245
First NBC Bank Holding Co. (b)	11,192	391,720
Pacific Premier Bancorp, Inc. (b)	19,725	370,041
Seacoast Banking Corp. of Florida (b)	28,786	447,910

		2,550,998

Biotechnology—11.8%
BioSpecifics Technologies Corp. (b)	8,144	404,431
Cara Therapeutics, Inc. (b)	13,399	254,045
Catalyst Pharmaceuticals, Inc. (b)	64,568	234,382
Chiasma, Inc.	6,916	179,539
Concert Pharmaceuticals, Inc. (b)	17,058	265,764
Dynavax Technologies Corp. (b)	9,013	255,609
Eagle Pharmaceuticals, Inc. (b)	4,694	368,714
Esperion Therapeutics, Inc. (b)	4,083	195,780
Five Prime Therapeutics, Inc. (b)	12,458	237,574
Flexion Therapeutics, Inc. (b)	10,893	262,630
Insmed, Inc. (b)	11,787	288,074
La Jolla Pharmaceutical Co. (b)	8,977	319,402
Ligand Pharmaceuticals, Inc., Class B (b)	8,073	742,231
MacroGenics, Inc. (b)	8,220	216,597
Pfenex, Inc. (b)	16,307	356,308
Repligen Corp. (b)	23,961	816,591
Sorrento Therapeutics, Inc. (b)	13,712	173,868
Synergy Pharmaceuticals, Inc. (b)	38,355	268,485

		5,840,024

Building Products—5.0%
American Woodmark Corp. (b)	7,510	497,763
Builders FirstSource, Inc. (b)	47,287	700,320
Patrick Industries, Inc. (b)	22,379	845,702
PGT, Inc. (b)	33,313	445,395

		2,489,180

Capital Markets—0.9%
Cowen Group, Inc., Class A (b)	86,315	456,606

Chemicals—0.7%
American Vanguard Corp.	25,128	335,710

Communications Equipment—0.9%
ShoreTel, Inc. (b)	58,470	435,017

Construction & Engineering—0.6%
Comfort Systems USA, Inc.	9,874	273,707

Construction Materials—1.4%
U.S. Concrete, Inc. (b)	13,563	702,292

Diversified Consumer Services—0.8%
Carriage Services, Inc.	17,296	396,943

Diversified Telecommunication Services—1.3%
8x8, Inc. (b)	39,187	302,915
inContact, Inc. (b)	41,734	315,092

		618,007

Food Products—0.8%
John B Sanfilippo & Son, Inc.	7,811	403,751

	Shares	Value*

Health Care Equipment & Supplies—7.5%
AtriCure, Inc. (b)	18,964	$463,859
Cardiovascular Systems, Inc. (b)	12,350	297,388
Cynosure, Inc., Class A (b)	12,267	388,128
Inogen, Inc. (b)	18,412	907,528
LeMaitre Vascular, Inc.	19,743	261,003
RTI Surgical, Inc. (b)	64,959	414,438
SurModics, Inc. (b)	12,180	277,095
Trinity Biotech PLC ADR	16,842	258,693
Vascular Solutions, Inc. (b)	12,848	444,027

		3,712,159

Health Care Providers & Services—5.3%
Aceto Corp.	19,754	442,687
Adeptus Health, Inc., Class A (b)	4,892	487,439
BioTelemetry, Inc. (b)	37,910	541,734
Cross Country Healthcare, Inc. (b)	37,111	515,472
Providence Service Corp. (b)	8,443	378,500
RadNet, Inc. (b)	38,780	238,109

		2,603,941

Health Care Technology—2.4%
Imprivata, Inc. (b)	14,195	297,243
Merge Healthcare, Inc. (b)	50,929	361,087
Omnicell, Inc. (b)	15,471	525,704

		1,184,034

Hotels, Restaurants & Leisure—4.2%
Carrols Restaurant Group, Inc. (b)	44,315	560,585
Eldorado Resorts, Inc. (b)	33,395	314,581
Kona Grill, Inc. (b)	13,047	239,673
Papa Murphy’s Holdings, Inc. (b)	17,898	264,533
Popeyes Louisiana Kitchen, Inc. (b)	7,963	442,902
Rave Restaurant Group, Inc. (b)	26,166	247,792

		2,070,066

Household Durables—4.2%
LGI Homes, Inc. (b)	23,863	621,393
Libbey, Inc.	12,402	437,046
M/I Homes, Inc. (b)	17,640	440,647
Skullcandy, Inc. (b)	34,661	243,320
WCI Communities, Inc. (b)	13,575	338,289

		2,080,695

Insurance—0.7%
Federated National Holding Co.	9,937	217,720
Heritage Insurance Holdings, Inc. (b)	7,293	128,138

		345,858

Internet & Catalog Retail—1.2%
Nutrisystem, Inc.	21,238	594,239

Internet Software & Services—4.8%
Autobytel, Inc. (b)	26,955	475,756
GTT Communications, Inc. (b)	18,545	407,804
Internap Corp. (b)	38,441	306,375
IntraLinks Holdings, Inc. (b)	34,118	349,368
Limelight Networks, Inc. (b)	98,002	232,265
SPS Commerce, Inc. (b)	4,750	323,095
TechTarget, Inc. (b)	29,408	271,436

		2,366,099

IT Services—1.9%
Hackett Group, Inc.	23,540	331,678
Virtusa Corp. (b)	11,892	629,325

		961,003

Leisure Equipment & Products—0.9%
Nautilus, Inc. (b)	29,561	451,692

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Life Sciences Tools & Services—4.1%
Albany Molecular Research, Inc. (b)	28,691	$572,099
Cambrex Corp. (b)	20,221	966,766
NeoGenomics, Inc. (b)	81,669	496,547

		2,035,412

Machinery—1.9%
Kadant, Inc.	8,449	375,896
Lydall, Inc. (b)	11,974	325,214
NN, Inc.	10,743	260,088

		961,198

Media—1.7%
Carmike Cinemas, Inc. (b)	17,643	420,786
Entravision Communications Corp., Class A	53,442	430,208

		850,994

Metals & Mining—0.5%
Olympic Steel, Inc.	18,787	243,292

Oil, Gas & Consumable Fuels—1.7%
Abraxas Petroleum Corp. (b)	99,339	193,711
Gastar Exploration, Inc. (b)	61,633	101,695
Synergy Resources Corp. (b)	16,520	177,425
Teekay Tankers Ltd., Class A	61,122	359,397

		832,228

Paper & Forest Products—0.7%
Neenah Paper, Inc. (a)	5,696	328,773

Pharmaceuticals—6.6%
ANI Pharmaceuticals, Inc. (b)	6,427	313,445
Cempra, Inc. (b)	7,791	268,010
Depomed, Inc. (b)	7,773	209,327
Dermira, Inc. (b)	10,632	273,242
IGI Laboratories, Inc. (b)	53,632	419,939
Intersect ENT, Inc. (b)	16,250	413,725
Intra-Cellular Therapies, Inc. (b)	6,621	177,377
Omeros Corp. (b)	18,463	260,144
Pernix Therapeutics Holdings, Inc. (b)	40,106	193,311
Supernus Pharmaceuticals, Inc. (b)	24,296	440,972
Tetraphase Pharmaceuticals, Inc. (b)	7,128	309,426

		3,278,918

Professional Services—1.5%
GP Strategies Corp. (b)	12,041	295,125
Kforce, Inc.	16,245	435,203

		730,328

Road & Rail—1.0%
Celadon Group, Inc.	13,938	266,076
Covenant Transportation Group, Inc., Class A (b)	10,272	242,317

		508,393

Semiconductors & Semiconductor Equipment—2.2%
Inphi Corp. (b)	13,420	318,591
MaxLinear, Inc., Class A (b)	30,479	303,266
Tower Semiconductor Ltd. (b)	38,719	468,887

		1,090,744

Software—3.3%
Callidus Software, Inc. (b)	31,891	502,921
ePlus, Inc. (b)	3,480	263,506
Rubicon Project, Inc. (b)	16,811	242,078
Silver Spring Networks, Inc. (b)	30,217	350,517
Telenav, Inc. (b)	37,393	264,369

		1,623,391

	Shares	Value*
Specialty Retail—2.6%
Citi Trends, Inc. (b)	16,453	$434,524
Kirkland’s, Inc.	16,064	358,548
Shoe Carnival, Inc.	12,854	332,919
Tilly’s, Inc., Class A (b)	21,195	169,772

		1,295,763

Technology Hardware, Storage & Peripherals—0.4%
Quantum Corp. (b)	189,154	221,310

Thrifts & Mortgage Finance—2.5%
LendingTree, Inc. (b)	7,505	795,155
Meridian Bancorp, Inc. (b)	32,591	415,209

		1,210,364

Wireless Telecommunication Services—0.6%
Boingo Wireless, Inc. (b)	37,974	286,704

Total Common Stock (cost—$37,783,638)		47,636,346

	Principal Amount (000s)

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,817,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $1,858,106 including accrued interest (cost—$1,817,000)	$1,817	1,817,000

Total Investments (cost—$39,600,638)—100.1%		49,453,346

Liabilities in excess of other assets—(0.1)%		(60,371)

Net Assets—100.0%		$49,392,975

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)(c)—51.3%

AllianzGI Global Natural Resources	79,315	$1,174,659
AllianzGI Structured Return	13,534	206,933
PIMCO Commodity RealReturn Strategy	131,161	1,007,316

Total Mutual Funds (cost—$2,943,009)		2,388,908

COMMON STOCK—27.8%

Australia—2.1%
Dexus Property Group REIT	1,115	5,835
Federation Centres REIT	5,627	11,312
Goodman Group REIT	1,778	7,684
GPT Group REIT	2,240	7,159
Lend Lease Group	1,020	10,093
Mirvac Group REIT	4,641	5,770
Scentre Group REIT	7,879	21,342
Stockland REIT	3,686	10,241
Westfield Corp. REIT	2,619	18,136

		97,572

Austria—0.1%
BUWOG AG (d)	101	2,130

Canada—0.9%
Brookfield Asset Management, Inc., Class A	972	30,595
First Capital Realty, Inc.	157	2,075
H&R Real Estate Investment Trust REIT	220	3,453
RioCan Real Estate Investment Trust REIT	320	5,913

		42,036

France—1.2%
Fonciere Des Regions REIT	60	5,003
Gecina S.A. REIT	50	6,311
ICADE REIT	60	4,299
Klepierre REIT	285	12,542
Unibail-Rodamco SE REIT	114	29,597

		57,752

Germany—0.7%
Deutsche Annington Immobilien SE	650	21,305
Deutsche Wohnen AG	500	13,156

		34,461

Hong Kong—3.1%
Cheung Kong Property Holdings Ltd. (d)	1,696	11,946
CK Hutchison Holdings Ltd.	1,696	22,567
Hang Lung Properties Ltd.	3,871	8,763
Henderson Land Development Co., Ltd.	1,838	11,357
Hysan Development Co., Ltd.	1,450	5,822
Kerry Properties Ltd.	1,052	3,156
Link REIT	2,821	14,977
New World Development Co., Ltd.	5,440	5,523
Sino Land Co., Ltd.	3,271	4,897
Sun Hung Kai Properties Ltd.	1,827	23,159
Swire Pacific Ltd., Class A	700	7,701
Swire Properties Ltd.	1,993	6,124
Wharf Holdings Ltd.	2,649	14,944
Wheelock & Co., Ltd.	856	3,903

		144,839

Japan—3.4%
Aeon Mall Co., Ltd.	130	2,187
Daito Trust Construction Co., Ltd.	110	12,016
Daiwa House Industry Co., Ltd.	636	15,592
Hulic Co., Ltd.	325	2,983
Japan Prime Realty Investment Corp. REIT	1	3,233
Japan Real Estate Investment Corp. REIT	1	4,192
Japan Retail Fund Investment Corp. REIT	3	5,515
Mitsubishi Estate Co., Ltd.	1,521	32,718
Mitsui Fudosan Co., Ltd.	1,156	32,031
Nippon Building Fund, Inc. REIT	2	8,403
Nippon Prologis REIT, Inc. REIT	2	3,620
Nomura Real Estate Holdings, Inc.	200	3,752
Nomura Real Estate Office Fund, Inc. REIT	1	3,942
NTT Urban Development Corp.	200	1,862

	Shares	Value*

Sumitomo Realty & Development Co., Ltd.	390	$13,169
Tokyo Tatemono Co., Ltd.	200	2,512
Tokyu Fudosan Holdings Corp.	600	4,123
United Urban Investment Corp. REIT	4	5,253

		157,103

Singapore—0.8%
Ascendas Real Estate Investment Trust REIT	2,520	3,977
CapitaLand Commercial Trust REIT	3,940	3,711
CapitaLand Ltd.	4,675	9,370
CapitaLand Mall Trust REIT	2,670	3,627
City Developments Ltd.	651	4,059
Global Logistic Properties Ltd.	2,200	3,464
Suntec Real Estate Investment Trust REIT	5,000	5,420
UOL Group Ltd.	1,110	4,922

		38,550

Switzerland—0.2%
Swiss Prime Site AG	110	8,635

United Kingdom—1.3%
British Land Co. PLC REIT	1,494	18,628
Hammerson PLC REIT	1,081	10,336
Intu Properties PLC REIT	1,220	5,994
Land Securities Group PLC REIT	941	17,975
Segro PLC REIT	1,150	7,331

		60,264

United States—14.0%
American Capital Agency Corp. REIT	500	9,565
American Tower Corp. REIT	472	43,514
Annaly Capital Management, Inc. REIT	1,223	12,303
AvalonBay Communities, Inc. REIT	155	25,584
Boston Properties, Inc. REIT	206	23,356
Camden Property Trust REIT	131	9,436
Care Capital Properties, Inc. REIT	101	3,211
CBRE Group, Inc., Class A (d)	429	13,737
Crown Castle International Corp. REIT	400	33,356
Digital Realty Trust, Inc. REIT	210	13,297
Duke Realty Corp. REIT	519	9,373
Equity Residential REIT	439	31,279
Essex Property Trust, Inc. REIT	100	21,462
Federal Realty Investment Trust REIT	77	9,939
General Growth Properties, Inc. REIT	747	18,959
HCP, Inc. REIT	560	20,754
Health Care REIT, Inc. REIT	463	29,331
Host Hotels & Resorts, Inc. REIT	1,111	19,698
Kimco Realty Corp. REIT	638	14,706
Liberty Property Trust REIT	250	7,685
Macerich Co. REIT	215	16,379
Plum Creek Timber Co., Inc. REIT	257	9,892
Prologis, Inc. REIT	807	30,666
Public Storage REIT	179	36,027
Rayonier Advanced Materials, Inc.	65	443
Rayonier, Inc. REIT	197	4,531
Realogy Holdings Corp. (d)	178	7,173
Realty Income Corp. REIT	200	8,938
Regency Centers Corp. REIT	72	4,270
Simon Property Group, Inc. REIT	356	63,838
SL Green Realty Corp. REIT	137	14,181
UDR, Inc. REIT	379	12,242
Ventas, Inc. REIT	407	22,393
VE REIT, Inc. REIT	1,500	12,210
Vornado Realty Trust REIT	201	17,525
Weyerhaeuser Co. REIT	660	18,441

		649,694

Total Common Stock (cost—$1,246,922)		1,293,036

EXCHANGE-TRADED FUNDS—16.5%

PIMCO Broad U.S. TIPS Index (b)	10,500	590,520
SPDR Barclays Short Term High Yield Bond	6,500	180,375

Total Exchange-Traded Funds (cost—$773,593)		770,895

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $256,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $265,331 including accrued interest (cost—$256,000)	$256	$256,000

Total Investments (cost—$5,219,524) (a)—101.1%		4,708,839

Liabilities in excess of other assets—(1.1)%		(52,298)

Net Assets—100.0%		$4,656,541

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $597,007, representing 12.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Non-income producing.

(e)	Futures contracts outstanding at August 31, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year U.S. Treasury Note	1	$127	12/21/15	$(315)
E-mini S&P 500 Index	1	99	9/18/15	(4,342)
Euro STOXX 50 Index	3	110	9/18/15	(4,381)
Euro-Bund 10-Year Bond	1	152	9/8/15	(2,100)
Short: 2-Year U.S. Treasury Note	(2)	(437)	12/31/15	621
Dow Jones U.S. Real Estate Index	(14)	(385)	9/18/15	6,642
XAB Materials	(4)	(183)	9/18/15	17,120

				$13,245

(f)	At August 31, 2015, the Fund pledged $136,624 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Mutual Funds	51.3%
Real Estate Investment Trust	19.7%
Exchange-Traded Funds	16.5%
Real Estate Management & Development	7.6%
Industrial Conglomerates	0.5%
Chemicals	0.0%
Repurchase Agreements	5.5%
Liabilities in excess of other assets	(1.1)%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—91.7%

Brazil—5.7%
BM&FBovespa S.A.	17,300	$51,423
CVC Brasil Operadora e Agencia de Viagens S.A.	11,100	50,776
FII BTG Pactual Corp. Office Fund REIT	1,470	43,310
Grendene S.A.	11,500	51,782
Grupo BTG Pactual UNIT	5,600	45,706
JBS S.A.	13,201	51,506
Mahle-Metal Leve S.A.	9,200	54,541
Sul America S.A. UNIT	10,900	52,597
Transmissora Alianca de Energia Eletrica S.A. UNIT	10,000	51,011

		452,652

Chile—0.8%
Inversiones La Construccion S.A.	5,328	61,779

China—19.8%
Agricultural Bank of China Ltd., Class H	129,000	51,947
Bank of China Ltd., Class H	110,000	50,101
Bank of Chongqing Co., Ltd., Class H	71,000	51,988
Bank of Communications Co., Ltd., Class H	69,000	51,886
China Cinda Asset Management Co., Ltd., Class H	140,000	52,165
China Communications Services Corp. Ltd., Class H	138,000	51,049
China Construction Bank Corp., Class H	73,000	51,318
China Creative Home Group Ltd.	370,000	49,673
China Everbright Ltd.	28,000	57,865
China Merchants Bank Co., Ltd., Class H	22,600	53,460
China Resources Power Holdings Co., Ltd.	23,000	56,745
China Shineway Pharmaceutical Group Ltd.	44,000	52,837
Chongqing Rural Commercial Bank Co., Ltd., Class H	87,000	50,843
Daqin Railway Co., Ltd., Class A	39,500	62,388
Guangdong Electric Power Development Co., Ltd., Class B	89,120	56,484
HOSA International Ltd.	114,000	44,693
Huabao International Holdings Ltd.	115,000	38,435
Industrial & Commercial Bank of China Ltd., Class H	87,000	50,937
Jiangling Motors Corp., Ltd., Class B	14,000	39,723
Jiangnan Group Ltd.	268,000	54,942
Jiangsu Expressway Co., Ltd., Class H	45,998	54,402
Kingboard Laminates Holdings Ltd.	137,000	54,511
Luthai Textile Co., Ltd., Class B	40,830	49,545
Peak Sport Products Co., Ltd.	213,000	51,128
Qinhuangdao Port Co., Ltd., Class H	115,500	55,274
SAIC Motor Corp., Ltd., Class A	22,344	60,623
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	25,200	52,618
Shanghai Pudong Development Bank Co., Ltd., Class A	24,700	57,990
Shenzhen Expressway Co., Ltd., Class H	82,000	53,433
Zhejiang Expressway Co., Ltd., Class H	50,000	54,411

		1,573,414

	Shares	Value*

Czech Republic—0.7%
Philip Morris CR AS	125	$57,410

Egypt—0.7%
Eastern Tobacco	2,206	56,913

Greece—0.7%
Aegean Airlines S.A.	7,001	51,030

Hong Kong—2.7%
Dongpeng Holdings Co., Ltd.	123,000	52,027
Lee & Man Paper Manufacturing Ltd.	90,000	51,853
NagaCorp Ltd.	83,000	51,202
SITC International Holdings Co., Ltd.	114,000	57,223

		212,305

India—7.6%
Great Eastern Shipping Co., Ltd.	9,249	50,931
Indiabulls Housing Finance Ltd.	4,966	55,756
Mphasis Ltd.	4,423	28,151
Muthoot Finance Ltd.	20,516	52,976
National Aluminium Co., Ltd.	94,953	46,071
NMDC Ltd.	29,972	45,287
Oil India Ltd.	7,544	50,833
Power Finance Corp., Ltd.	16,832	56,280
Rural Electrification Corp., Ltd.	15,071	57,297
Tata Motors Ltd. ADR	1,939	49,096
Vardhman Textiles Ltd.	4,110	56,689
Zensar Technologies Ltd.	4,361	54,662

		604,029

Indonesia—1.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,926,500	53,162
Indofood Sukses Makmur Tbk PT	150,500	56,737

		109,899

Korea (Republic of)—10.1%
Dongbu Insurance Co., Ltd.	1,146	51,532
Hyundai Marine & Fire Insurance Co., Ltd.	2,365	55,943
Hyundai Mobis Co., Ltd.	316	55,140
Industrial Bank of Korea	4,744	52,902
KB Insurance Co., Ltd.	2,500	51,653
Kia Motors Corp.	1,295	53,263
Korea Electric Power Corp.	1,383	56,500
KT&G Corp.	562	52,506
LG Display Co., Ltd.	2,730	53,795
Samsung Electronics Co., Ltd.	59	54,290
Seah Besteel Corp.	1,962	52,788
SK Hynix, Inc.	1,643	49,729
SK Telecom Co., Ltd.	250	51,493
SL Corp.	3,992	52,445
Tongyang Life Insurance	4,630	58,658

		802,637

Malaysia—3.3%
KSL Holdings Bhd.	154,100	52,622
Scientex Bhd.	33,400	54,872
Star Media Group Bhd.	93,100	56,303
Supermax Corp. Bhd.	100,300	48,663
YTL Corp. Bhd.	124,900	46,415

		258,875

Mexico—2.7%
Credito Real S.A.B. de C.V. SOFOM ER	27,953	55,094
Fibra Shop Portafolios Inmobiliarios SAPI de C.V. REIT	56,200	55,165
Mexico Real Estate Management S.A. de C.V. REIT	37,400	51,037
Prologis Property Mexico S.A. de C.V. REIT	35,300	55,440

		216,736

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Norway—0.6%
BW LPG Ltd. (a)	7,640	$48,918

Peru—0.7%
Intercorp Financial Services, Inc.	2,108	52,700

Philippines—0.6%
Manila Water Co., Inc.	104,100	50,335

Poland—1.4%
Asseco Poland S.A.	3,936	54,503
Energa S.A.	10,766	55,679

		110,182

Russian Federation—5.7%
Acron JSC (c)	1,366	57,591
E.ON Russia JSC (c)	1,343,022	53,721
Gazprom Neft OAO ADR	5,217	59,682
Gazprom PAO (c)	24,940	55,367
Lukoil PJSC (c)	1,427	54,055
MMC Norilsk Nickel PJSC ADR	3,721	58,922
Moscow Exchange MICEX-RTS PJSC (c)	48,813	54,182
Tatneft OAO (c)	11,773	56,864

		450,384

Singapore—2.5%
China Merchants Holdings Pacific Ltd.	68,000	44,264
Lippo Malls Indonesia Retail Trust REIT	228,000	53,322
Religare Health Trust UNIT	82,500	55,252
Yangzijiang Shipbuilding Holdings Ltd.	62,500	48,725

		201,563

South Africa—6.3%
Astral Foods Ltd.	4,196	56,439
Barclays Africa Group Ltd.	3,830	50,223
DataTec Ltd.	10,760	60,859
Imperial Holdings Ltd.	4,207	58,522
Liberty Holdings Ltd.	5,309	51,465
MMI Holdings Ltd.	23,863	50,587
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	153,518	59,045
Sasol Ltd.	1,656	53,553
Vukile Property Fund Ltd. REIT	41,398	57,132

		497,825

Taiwan—13.0%
Catcher Technology Co., Ltd.	5,000	51,114
Chimei Materials Technology Corp.	70,700	40,484
Compal Electronics, Inc.	94,000	54,926
Coretronic Corp.	62,000	49,361
Elitegroup Computer Systems Co., Ltd.	100,553	56,349
Gigabyte Technology Co., Ltd.	61,000	51,712
Greatek Electronics, Inc.	55,000	44,576
Hon Hai Precision Industry Co., Ltd. GDR	10,278	57,865
Inventec Corp.	110,000	50,405
King Yuan Electronics Co., Ltd.	83,000	53,316
King’s Town Bank Co., Ltd.	72,000	49,659
Lite-On Technology Corp.	50,585	46,355
Mega Financial Holding Co., Ltd.	75,000	56,347
Micro-Star International Co., Ltd.	59,000	45,743
Pegatron Corp.	22,000	57,091
Taiwan PCB Techvest Co., Ltd.	53,000	52,173
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	54,471
Test Research, Inc.	36,000	57,559
Tripod Technology Corp.	38,000	53,346
Yageo Corp.	34,000	48,196

		1,031,048

	Shares	Value*

Thailand—2.0%
Bangkok Expressway PCL NVDR	53,900	$53,003
CPN Retail Growth Leasehold Property Fund UNIT	107,300	48,793
Thai Vegetable Oil PCL NVDR	77,200	59,270

		161,066

Turkey—2.7%
Aksa Akrilik Kimya Sanayii AS	15,209	51,214
Selcuk Ecza Deposu Ticaret ve Sanayi AS	70,146	55,436
Soda Sanayii AS	35,463	55,565
Turk Telekomunikasyon AS	24,327	51,157

		213,372

Total Common Stock (cost—$8,536,715)		7,275,072

PREFERRED STOCK—4.6%

Brazil—2.6%
Banco ABC Brasil S.A.	20,457	51,218
Banco Daycoval S.A.	21,000	50,087
Itausa—Investimentos Itau S.A.	24,960	50,104
Telefonica Brasil S.A.	4,700	52,344

		203,753

Korea (Republic of)—1.3%
LG Household & Health Care Ltd.	165	49,992
Samsung Electronics Co., Ltd.	74	54,388

		104,380

Russian Federation—0.7%
Surgutneftegas OAO (c)	91,200	54,720

Total Preferred Stock (cost—$477,290)		362,853

EQUITY-LINKED SECURITIES—1.0%

China—0.7%
Merrill Lynch International & Co., Gree Electric Appliances, Inc., Class A	18,454	53,332

India—0.3%
Merrill Lynch International & Co., Mphasis Ltd.	4,000	25,520

Total Equity-Linked Securities (cost—$100,340)		78,852

Total Investments (cost—$9,114,345) (b)—97.3%		7,716,777

Other assets less liabilities—2.7%		217,298

Net Assets—100.0%		$7,934,075

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $4,995,202, representing 63.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $386,500, representing 4.9% of net assets.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2015 (unaudited) (continued)

(e)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
31,720 Hong Kong Dollar settling 9/4/15	Northern Trust Company	$4,093	$4,093	$0
37,230 South African Rand settling 9/1/15	Northern Trust Company	2,856	2,808	(48)
645,048 South African Rand settling 9/2/15	Northern Trust Company	49,207	48,646	(561)
20,878 South African Rand settling 9/3/15	Northern Trust Company	1,593	1,574	(19)
Sold:
2,730 Singapore Dollar settling 9/3/15	Northern Trust Company	1,933	1,935	(2)
42,985 South African Rand settling 9/1/15	Northern Trust Company	3,297	3,242	55
71,722 South African Rand settling 9/2/15	Northern Trust Company	5,471	5,409	62
32,557 South African Rand settling 9/3/15	Northern Trust Company	2,485	2,455	30
40,984 South African Rand settling 9/8/15	Northern Trust Company	3,072	3,088	(16)

				$(499)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.7%
Electronic Equipment, Instruments & Components	6.7%
Technology Hardware, Storage & Peripherals	6.6%
Oil, Gas & Consumable Fuels	6.1%
Real Estate Investment Trust	5.3%
Insurance	4.6%
Transportation Infrastructure	4.0%
Textiles, Apparel & Luxury Goods	3.9%
Diversified Financial Services	3.5%
Food Products	2.8%
Chemicals	2.6%
Metals & Mining	2.6%
Automobiles	2.6%
Semiconductors & Semiconductor Equipment	2.6%
Tobacco	2.1%
Health Care Providers & Services	2.1%
Auto Components	2.1%
Electric Utilities	2.0%
Capital Markets	2.0%
Diversified Telecommunication Services	1.9%
Independent Power Producers & Energy Traders	1.4%
Software	1.4%
Consumer Finance	1.4%
Household Durables	1.3%
Hotels, Restaurants & Leisure	1.2%
Road & Rail	0.8%
Distributors	0.7%
Marine	0.7%
Independent Power and Renewable Electricity Producers	0.7%
Media	0.7%
Thrifts & Mortgage Finance	0.7%
Electrical Equipment	0.7%
IT Services	0.7%
Pharmaceuticals	0.7%
Real Estate Management & Development	0.7%
Construction Materials	0.7%
Paper & Forest Products	0.7%
Airlines	0.7%
Wireless Telecommunication Services	0.6%
Water Utilities	0.6%
Household Products	0.6%
Machinery	0.6%
Health Care Equipment & Supplies	0.6%
Multi-Utilities	0.6%
Other assets less liabilities	2.7%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Chile—1.9%
Corpbanca S.A. ADR	45,500	$631,995

China—4.0%
China Construction Bank Corp., Class H	934,700	657,075
China Mobile Ltd.	57,400	702,544

		1,359,619

France—4.0%
Total S.A.	29,899	1,378,535

Germany—2.0%
Siemens AG	7,000	693,861

Hong Kong—1.3%
Television Broadcasts Ltd.	119,200	447,574

Indonesia—2.9%
Bank Rakyat Indonesia Persero Tbk PT ADR	40,805	596,569
Perusahaan Gas Negara Persero Tbk PT	1,926,500	381,759

		978,328

Israel—3.8%
Israel Chemicals Ltd.	108,500	610,995
Teva Pharmaceutical Industries Ltd. ADR	10,900	702,069

		1,313,064

Japan—6.2%
ITOCHU Corp.	59,800	717,197
Mizuho Financial Group, Inc.	341,900	700,200
Sumitomo Metal Mining Co., Ltd.	55,000	698,175

		2,115,572

Korea (Republic of)—2.0%
SK Telecom Co., Ltd.	3,275	674,557

Norway—2.0%
Marine Harvest ASA	56,607	681,208

Russian Federation—1.8%
Lukoil PJSC ADR	16,200	625,482

South Africa—3.6%
MTN Group Ltd. ADR	42,200	563,792
Sasol Ltd. ADR	20,821	682,096

		1,245,888

Spain—3.9%
Banco Santander S.A.	105,829	646,042
Enagas S.A.	25,300	690,359

		1,336,401

Switzerland—2.0%
Swiss Re AG	8,103	694,660

United Kingdom—13.7%
BAE Systems PLC	101,732	700,258
Greene King PLC	52,700	660,701
Imperial Tobacco Group PLC	13,800	664,248

	Shares	Value*

Marks & Spencer Group PLC	84,900	$674,099
Persimmon PLC (b)	42,512	1,360,075
Royal Dutch Shell PLC, Class A ADR	11,900	629,748

		4,689,129

United States—43.4%
AbbVie, Inc.	11,500	717,715
Apple, Inc.	6,400	721,664
Axis Capital Holdings Ltd.	13,400	750,400
CA, Inc.	23,900	652,231
Cisco Systems, Inc.	50,800	1,314,704
Cummins, Inc.	5,900	718,325
Ford Motor Co.	47,700	661,599
General Motors Co.	23,300	685,952
Gilead Sciences, Inc.	6,500	682,955
Intel Corp.	27,300	779,142
International Business Machines Corp.	4,700	695,083
JPMorgan Chase & Co.	12,200	782,020
MetLife, Inc.	15,300	766,530
PNC Financial Services Group, Inc.	8,000	728,960
Seagate Technology PLC	14,900	765,860
Symantec Corp.	35,013	717,416
Travelers Cos., Inc.	6,700	666,985
United Technologies Corp.	7,700	705,397
Verizon Communications, Inc.	15,900	731,559
Wal-Mart Stores, Inc.	9,300	601,989

		14,846,486

Total Common Stock (cost—$34,969,130)		33,712,359

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $316,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $322,481 including accrued interest (cost—$316,000)	$316	316,000

Total Investments (cost—$35,285,130) (a)—99.4%		34,028,359

Other assets less liabilities—0.6%		215,226

Net Assets—100.0%		$34,243,585

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $13,986,548, representing 40.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

(c)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation
Sold:
3,083,958 Japanese Yen settling 9/1/15	Northern Trust Company	$25,588	$25,438	$150

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	14.0%
Oil, Gas & Consumable Fuels	9.6%
Insurance	8.4%
Wireless Telecommunication Services	5.7%
Technology Hardware, Storage & Peripherals	4.3%
Aerospace & Defense	4.2%
Pharmaceuticals	4.1%
Software	4.0%
Household Durables	4.0%
Automobiles	3.9%
Communications Equipment	3.9%
Gas Utilities	3.1%
Semiconductors & Semiconductor Equipment	2.3%
Diversified Telecommunication Services	2.1%
Machinery	2.1%
Trading Companies & Distributors	2.1%
Metals & Mining	2.0%
IT Services	2.0%
Industrial Conglomerates	2.0%
Biotechnology	2.0%
Food Products	2.0%
Multi-line Retail	2.0%
Tobacco	1.9%
Hotels, Restaurants & Leisure	1.9%
Chemicals	1.8%
Food & Staples Retailing	1.8%
Media	1.3%
Repurchase Agreements	0.9%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.7%

Australia—4.0%
Bank of Queensland Ltd.	18,800	$169,505
Charter Hall Retail REIT	39,052	111,424
CSR Ltd.	53,400	117,952
Genworth Mortgage Insurance Australia Ltd.	67,105	127,817
Pact Group Holdings Ltd.	43,796	137,364

		664,062

Austria—0.9%
RHI AG	6,973	145,251

Belgium—1.0%
Befimmo S.A. REIT	2,806	173,148

Brazil—0.9%
Sul America S.A. UNIT	30,200	145,727

Canada—8.2%
Canfor Pulp Products, Inc.	11,900	108,815
Chorus Aviation, Inc.	28,300	116,805
Cogeco, Inc.	4,393	184,656
Linamar Corp.	2,243	117,828
Lucara Diamond Corp.	137,845	178,121
Magellan Aerospace Corp.	14,315	181,712
Martinrea International, Inc.	12,300	109,294
New Flyer Industries, Inc.	15,500	225,148
Transcontinental, Inc., Class A	12,558	136,977

		1,359,356

Chile—0.8%
Corpbanca S.A. ADR	10,100	140,289

China—1.1%
Fufeng Group Ltd.	195,000	86,479
Lonking Holdings Ltd.	686,000	94,565

		181,044

Finland—0.9%
Lassila & Tikanoja Oyj	8,054	148,270

France—4.0%
Alten S.A.	3,048	144,966
Euronext NV (a)	4,176	190,678
Rallye S.A.	5,300	129,594
Technicolor S.A.	27,200	201,571

		666,809

Germany—2.7%
Freenet AG (c)	4,509	143,015
Takkt AG	7,360	150,091
Wacker Neuson SE	8,806	146,644

		439,750

Hong Kong—5.0%
First Pacific Co., Ltd.	170,100	110,354
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	330,000	128,055
NagaCorp Ltd.	216,000	133,249
Orient Overseas International Ltd.	38,500	190,696
PCCW Ltd.	291,000	152,191
Television Broadcasts Ltd.	30,400	114,146

		828,691

Italy—3.9%
Anima Holding SpA (a)	16,757	158,451
ASTM SpA	13,900	184,286
Cementir Holding SpA	22,200	132,133
Credito Emiliano SpA	20,239	162,471

		637,341

	Shares	Value*

Japan—17.6%
Aida Engineering Ltd.	11,700	$107,181
Asahi Holdings, Inc.	8,500	125,954
Daihen Corp.	26,000	125,259
DTS Corp.	7,700	174,142
Hitachi Chemical Co., Ltd.	7,400	113,274
Jafco Co., Ltd.	3,500	152,228
Japan Aviation Electronics Industry Ltd.	6,700	122,292
Mitsubishi Shokuhin Co., Ltd.	6,300	136,195
Nippo Corp.	9,000	152,862
Nippon Signal Co., Ltd.	13,800	127,216
Nippon Soda Co., Ltd.	23,000	131,978
Nissha Printing Co., Ltd.	7,200	123,595
Nitto Kogyo Corp.	9,100	171,652
Sankyu, Inc.	37,000	185,666
Shinmaywa Industries Ltd.	15,000	156,585
Sumitomo Osaka Cement Co., Ltd.	47,000	181,808
T-Gaia Corp.	10,700	175,060
Takeuchi Manufacturing Co., Ltd.	9,900	170,512
Tosoh Corp.	31,800	149,868
Zeon Corp.	16,000	132,434

		2,915,761

Netherlands—1.7%
Aalberts Industries NV	4,297	133,296
ASM International NV	3,800	142,837

		276,133

New Zealand—2.2%
Air New Zealand Ltd.	73,419	114,937
Goodman Property Trust REIT	181,765	136,904
Sky Network Television Ltd.	32,689	105,047

		356,888

Norway—2.6%
Avance Gas Holding Ltd. (a)	10,242	140,326
Borregaard ASA	20,347	127,452
SpareBank 1 SMN	21,464	156,883

		424,661

Panama—0.9%
Banco Latinoamericano de Comercio Exterior S.A.	5,700	140,505

Philippines—1.0%
Manila Water Co., Inc.	337,700	163,287

Portugal—0.7%
Portucel S.A.	32,980	117,784

Singapore—0.8%
Lippo Malls Indonesia Retail Trust REIT	539,900	126,266

South Africa—3.0%
Astral Foods Ltd.	11,500	154,683
Investec Ltd.	20,382	165,778
JSE Ltd.	17,483	181,486

		501,947

Spain—2.4%
Cia de Distribucion Integral Logista Holdings S.A. (c)(d)	6,575	126,129
Grupo Catalana Occidente S.A.	4,823	151,957
Liberbank S.A. (d)	174,300	121,982

		400,068

Sweden—5.6%
BillerudKorsnas AB	8,400	128,043
Cloetta AB, Class B (d)	62,600	190,527
Dios Fastigheter AB	25,372	165,938
Granges AB	18,800	114,659
Hemfosa Fastigheter AB	12,000	131,809
Swedish Match AB	6,830	201,706

		932,682

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Switzerland—2.1%
Cembra Money Bank AG (d)	2,211	$135,496
Siegfried Holding AG (d)	1,161	217,271

		352,767

Taiwan—1.4%
King’s Town Bank Co., Ltd.	166,000	114,491
Wisdom Marine Lines Co., Ltd.	109,000	124,296

		238,787

Thailand—0.7%
Thai Union Frozen Products PCL NVDR	251,200	121,988

United Kingdom—21.6%
Beazley PLC	41,677	212,649
Berendsen PLC	13,595	206,949
Bodycote PLC	14,259	138,800
Britvic PLC	17,400	177,772
Close Brothers Group PLC	8,475	192,156
Countrywide PLC	18,549	148,291
Crest Nicholson Holdings PLC	21,286	178,985
Go-Ahead Group PLC	3,620	139,737
Hill & Smith Holdings PLC	13,151	144,692
Inchcape PLC	13,451	149,712
Kcom Group PLC	97,341	140,408
Marston’s PLC	78,039	181,559
Morgan Advanced Materials PLC	37,096	189,539
OneSavings Bank PLC	32,600	174,086
Pace PLC	23,400	122,444
PayPoint PLC	11,300	176,875
Pendragon PLC	253,100	177,685
Premier Farnell PLC	49,900	100,002
RPC Group PLC	18,804	188,074
Savills PLC	11,271	154,795
Synthomer PLC	29,351	154,844
UBM PLC (c)	17,400	130,549

		3,580,603

Total Common Stock (cost—$16,735,319)		16,179,865

PREFERRED STOCK—0.9%

Germany—0.9%
Hornbach Holding AG (cost—$128,578)	1,691	142,231

Total Investments (cost—$16,863,897) (b)—98.6%		16,322,096

Other assets less liabilities—1.4%		233,073

Net Assets—100.0%		$16,555,169

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $12,348,942, representing 74.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	8.2%
Banks	6.1%
Chemicals	5.4%
Commercial Services & Supplies	4.8%
Media	4.5%
Real Estate Management & Development	4.4%
Capital Markets	4.1%
Construction Materials	3.5%
Metals & Mining	3.5%
Real Estate Investment Trust	3.3%
Insurance	3.1%
Specialty Retail	3.1%
Diversified Financial Services	2.9%
Food Products	2.7%
Containers & Packaging	2.7%
Electronic Equipment, Instruments & Components	2.1%
IT Services	2.0%
Road & Rail	1.9%
Hotels, Restaurants & Leisure	1.9%
Thrifts & Mortgage Finance	1.9%
Marine	1.8%
Electrical Equipment	1.8%
Diversified Telecommunication Services	1.7%
Food & Staples Retailing	1.6%
Airlines	1.4%
Auto Components	1.4%
Paper & Forest Products	1.3%
Life Sciences Tools & Services	1.3%
Tobacco	1.2%
Transportation Infrastructure	1.1%
Aerospace & Defense	1.1%
Household Durables	1.1%
Beverages	1.1%
Water Utilities	1.0%
Construction & Engineering	0.9%
Internet & Catalog Retail	0.9%
Distributors	0.9%
Wireless Telecommunication Services	0.9%
Semiconductors & Semiconductor Equipment	0.9%
Oil, Gas & Consumable Fuels	0.8%
Consumer Finance	0.8%
Air Freight & Logistics	0.8%
Communications Equipment	0.7%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.1%

Australia—0.4%
Beach Energy Ltd.	336,753	$162,014

Canada—5.5%
Cogeco Cable, Inc.	6,300	318,017
Magna International, Inc.	8,200	403,358
Manulife Financial Corp.	24,200	393,278
Methanex Corp.	1,158	47,200
Open Text Corp.	8,500	385,220
Power Financial Corp.	23,700	582,592
Shaw Communications, Inc., Class B	19,200	386,112

		2,515,777

Chile—0.6%
Corpbanca S.A. ADR	20,700	287,523

China—4.5%
Belle International Holdings Ltd.	551,000	501,965
China Construction Bank Corp., Class H	674,200	473,948
China Mobile Ltd.	38,300	468,771
CNOOC Ltd.	212,300	266,111
PICC Property & Casualty Co., Ltd., Class H	180,000	341,429

		2,052,224

Colombia—1.0%
Bancolombia S.A. ADR	13,900	479,550

Denmark—0.9%
TDC A/S	64,000	404,628

France—7.9%
AXA S.A.	19,800	498,742
Christian Dior SE	2,600	481,307
Cie Generale des Etablissements Michelin	3,800	366,928
CNP Assurances	30,600	471,883
Euronext NV (a)	17,900	817,323
Sanofi	6,800	668,860
Technip S.A.	6,111	332,741

		3,637,784

Germany—0.9%
Talanx AG	13,400	403,492

Hong Kong—9.1%
BOC Hong Kong Holdings Ltd.	150,300	507,891
Cheung Kong Property Holdings Ltd. (d)	58,500	412,039
CK Hutchison Holdings Ltd.	36,500	485,679
First Pacific Co., Ltd.	632,100	410,080
Hang Lung Group Ltd.	76,000	294,678
Jardine Strategic Holdings Ltd.	12,600	359,550
NWS Holdings Ltd.	379,000	477,694
Orient Overseas International Ltd.	56,500	279,852
PCCW Ltd.	745,000	389,630
Television Broadcasts Ltd.	74,600	280,109
Yue Yuen Industrial Holdings Ltd.	80,800	289,122

		4,186,324

India—0.9%
ICICI Bank Ltd. ADR	49,600	432,512

Ireland—1.4%
Smurfit Kappa Group PLC	21,951	647,447

Israel—2.1%
Israel Chemicals Ltd.	61,300	345,198
Teva Pharmaceutical Industries Ltd. ADR	9,800	631,218

		976,416

Italy—0.8%
ASTM SpA	27,700	367,247

	Shares	Value*

Japan—13.1%
Brother Industries Ltd.	28,600	$389,004
Central Japan Railway Co.	3,400	556,667
Hitachi Chemical Co., Ltd.	19,800	303,084
Isuzu Motors Ltd.	33,700	381,759
Kobe Steel Ltd.	288,000	385,586
Mitsubishi Electric Corp.	45,000	447,785
Mitsui & Co., Ltd.	21,500	279,580
Nippo Corp.	30,000	509,540
Nippon Telegraph & Telephone Corp.	20,800	793,356
NSK Ltd.	37,800	463,895
Osaka Gas Co., Ltd.	113,000	458,519
Sumitomo Metal Mining Co., Ltd.	39,000	495,070
T&D Holdings, Inc.	39,900	535,640

		5,999,485

Korea (Republic of)—1.1%
Korea Electric Power Corp. ADR	23,784	485,669

Mexico—1.1%
America Movil S.A.B. de C.V., Ser. L ADR	26,400	483,120

Netherlands—3.1%
Aegon NV	80,811	497,733
ASM International NV	12,400	466,099
Wolters Kluwer NV	14,263	451,259

		1,415,091

Norway—3.6%
DNB ASA	27,300	388,650
Norsk Hydro ASA	92,100	317,160
SpareBank 1 SR Bank ASA	92,051	499,711
Yara International ASA	10,359	462,252

		1,667,773

Philippines—1.0%
Manila Water Co., Inc.	914,100	441,991

Russian Federation—1.1%
Lukoil PJSC ADR	13,000	501,930

Singapore—2.1%
DBS Group Holdings Ltd.	42,836	539,919
Mapletree Industrial Trust REIT	366,000	398,450

		938,369

South Africa—0.7%
Sasol Ltd. ADR	10,100	330,876

Spain—0.8%
Mapfre S.A.	123,800	363,450

Sweden—5.5%
Hemfosa Fastigheter AB	32,400	355,884
Nordea Bank AB	39,500	466,408
SKF AB, Class B	32,300	616,094
Swedish Match AB	21,670	639,968
TeliaSonera AB	81,995	461,872

		2,540,226

Switzerland—0.9%
Baloise Holding AG	3,276	400,651

Taiwan—2.4%
Advanced Semiconductor Engineering, Inc. ADR	76,000	373,920
AU Optronics Corp. ADR	100,100	313,313
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,300	423,444

		1,110,677

Turkey—1.0%
KOC Holding AS ADR	23,300	451,088

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

United Kingdom—21.6%
BAE Systems PLC	65,700	$452,237
Britvic PLC	45,800	467,929
BT Group PLC	96,800	645,771
Centrica PLC	68,700	254,378
Close Brothers Group PLC	19,300	437,594
Crest Nicholson Holdings PLC	54,878	461,447
Direct Line Insurance Group PLC	94,141	507,438
GlaxoSmithKline PLC	30,468	622,084
Greene King PLC	35,200	441,303
Imperial Tobacco Group PLC	16,200	779,769
Inchcape PLC	32,700	363,956
Man Group PLC	186,480	456,028
Marks & Spencer Group PLC	66,900	531,180
Mondi PLC	19,700	442,732
Old Mutual PLC	147,400	448,589
Persimmon PLC (d)	14,305	457,656
Rio Tinto PLC	10,400	379,711
Royal Dutch Shell PLC, Class A	24,000	625,255
Sky PLC	33,871	539,505
UBM PLC (c)	45,800	343,628
WPP PLC	12,562	258,592

		9,916,782

Total Common Stock (cost—$47,195,657)		43,600,116

PREFERRED STOCK—1.1%

Germany—1.1%
Volkswagen AG (cost—$679,427)	2,678	507,409

	Principal Amount (000s)	Value*

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $1,528,000; collateralized by Federal Home Loan Bank, 3.17%, due 10/4/27, valued at $1,559,250 including accrued interest (cost—$1,528,000)	$1,528	$1,528,000

Total Investments (cost—$49,403,084) (b)—99.5%		45,635,525

Other assets less liabilities—0.5%		211,491

Net Assets—100.0%		$45,847,016

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $35,675,485, representing 77.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

(e)	Forward foreign currency contracts outstanding at August 31, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2015	Unrealized Appreciation (Depreciation)
Purchased:
63,326 Singapore Dollar settling 9/1/15	Northern Trust Company	$45,211	$44,879	$(332)
Sold:
4,614 Australian Dollar settling 9/1/15	Northern Trust Company	3,305	3,284	21
5,086 Australian Dollar settling 9/2/15	Northern Trust Company	3,639	3,619	20
7,845 Australian Dollar settling 9/3/15	Northern Trust Company	5,570	5,582	(12)

				$(303)

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	12.1%
Banks	8.7%
Diversified Telecommunication Services	5.9%
Media	5.6%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	4.2%
Industrial Conglomerates	3.9%
Metals & Mining	3.4%
Tobacco	3.1%
Textiles, Apparel & Luxury Goods	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Diversified Financial Services	2.7%
Chemicals	2.5%
Machinery	2.3%
Real Estate Management & Development	2.3%
Wireless Telecommunication Services	2.1%
Household Durables	2.0%
Capital Markets	1.9%
Automobiles	1.9%
Auto Components	1.7%
Containers & Packaging	1.4%
Road & Rail	1.2%
Multi-line Retail	1.2%
Construction & Engineering	1.1%
Electric Utilities	1.1%
Beverages	1.0%
Gas Utilities	1.0%
Aerospace & Defense	1.0%
Electrical Equipment	1.0%
Paper & Forest Products	1.0%
Water Utilities	1.0%
Hotels, Restaurants & Leisure	1.0%
Real Estate Investment Trust	0.9%
Technology Hardware, Storage & Peripherals	0.9%
Software	0.8%
Transportation Infrastructure	0.8%
Distributors	0.8%
Energy Equipment & Services	0.7%
Electronic Equipment, Instruments & Components	0.7%
Marine	0.6%
Trading Companies & Distributors	0.6%
Multi-Utilities	0.5%
Repurchase Agreements	3.3%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—85.5%

Auto Components—0.1%
ZF North America Capital, Inc. (a)(c),
4.00%, 4/29/20	$1,500	$1,505,400

Auto Manufacturers—0.2%
General Motors Financial Co., Inc.,
3.25%, 5/15/18	250	251,559
4.75%, 8/15/17	1,980	2,053,979
6.75%, 6/1/18	325	357,912

		2,663,450

Banks—1.3%
CIT Group, Inc.,
5.00%, 5/15/17	13,400	13,818,750

Building Materials—2.0%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	20,106	21,362,625

Coal—1.0%
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19	15,650	10,837,625

Commercial Services—2.8%
Hertz Corp.,
7.50%, 10/15/18	10,011	10,248,761
United Rentals North America, Inc.,
7.375%, 5/15/20	15,424	16,445,840
8.25%, 2/1/21	2,700	2,868,750

		29,563,351

Computers—0.1%
Seagate HDD Cayman,
3.75%, 11/15/18	1,000	1,028,770

Containers & Packaging—5.5%
Novelis, Inc.,
8.375%, 12/15/17	24,715	24,776,787
Reynolds Group Issuer, Inc.,
7.125%, 4/15/19	11,967	12,228,778
7.875%, 8/15/19	19,945	20,792,663

		57,798,228

Distribution/Wholesale—3.1%
Brightstar Corp. (a)(c),
7.25%, 8/1/18	14,508	15,305,940
9.50%, 12/1/16	17,830	18,052,875

		33,358,815

Diversified Financial Services—7.7%
Aircastle Ltd.,
4.625%, 12/15/18	8,041	8,282,230
6.75%, 4/15/17	10,686	11,300,445
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	30,277	31,412,387
Ally Financial, Inc.,
4.75%, 9/10/18	2,280	2,364,360
5.50%, 2/15/17	1,175	1,216,360
Fly Leasing Ltd.,
6.75%, 12/15/20	21,533	22,232,822
International Lease Finance Corp.,
2.236%, 6/15/16 (e)	600	597,840
6.75%, 9/1/16 (a)(c)	870	906,062
8.625%, 9/15/15	250	250,475
TMX Finance LLC (a)(c),
8.50%, 9/15/18	3,000	2,448,750

		81,011,731

	Principal Amount (000s)	Value*

Electric Utilities—3.5%
NRG Energy, Inc.,
7.625%, 1/15/18	$9,748	$10,308,510
8.25%, 9/1/20	25,350	26,300,625

		36,609,135

Entertainment—3.2%
Scientific Games Corp.,
8.125%, 9/15/18	35,681	33,361,735

Food & Beverage—1.3%
Bumble Bee Holdings, Inc. (a)(c),
9.00%, 12/15/17	13,350	13,763,850

Healthcare-Products—0.3%
Mallinckrodt International Finance S.A. (a)(c),
4.875%, 4/15/20	3,450	3,497,438

Holding Companies-Diversified—0.1%
Leucadia National Corp.,
8.125%, 9/15/15	860	862,150

Home Builders—7.4%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	19,978	20,027,945
Lennar Corp.,
4.50%, 11/15/19	775	797,862
Meritage Homes Corp.,
4.50%, 3/1/18	15,790	16,066,325
TRI Pointe Holdings, Inc.,
4.375%, 6/15/19	15,500	15,441,875
William Lyon Homes, Inc.,
5.75%, 4/15/19	3,700	3,753,169
8.50%, 11/15/20	20,975	22,757,875

		78,845,051

Internet—1.3%
j2 Global, Inc.,
8.00%, 8/1/20	12,850	13,845,875

Iron/Steel—1.7%
ArcelorMittal,
5.125%, 6/1/20	15,250	15,097,500
10.60%, 6/1/19	2,850	3,330,938

		18,428,438

Leisure Time—0.9%
NCL Corp., Ltd.,
5.00%, 2/15/18	9,699	9,868,733

Machinery-Diversified—1.8%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	6,250	6,804,687
CNH Industrial Capital LLC,
3.25%, 2/1/17	6,222	6,214,223
3.875%, 11/1/15	5,535	5,548,838

		18,567,748

Media—4.5%
AMC Networks, Inc.,
7.75%, 7/15/21	1,000	1,072,500
Cablevision Systems Corp.,
7.75%, 4/15/18	16,895	18,244,910
CCO Holdings LLC,
7.00%, 1/15/19	5,723	5,916,151
7.375%, 6/1/20	4,750	4,963,750
CSC Holdings LLC,
7.625%, 7/15/18	3,657	4,013,558
7.875%, 2/15/18	1,743	1,908,585

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

DISH DBS Corp.,
4.25%, 4/1/18	$9,345	$9,340,234
4.625%, 7/15/17	2,146	2,196,968

		47,656,656

Mining—0.9%
Alcoa, Inc.,
6.75%, 7/15/18	8,900	9,667,625

Miscellaneous Manufacturing—1.8%
LSB Industries, Inc.,
7.75%, 8/1/19	18,975	19,212,187

Oil, Gas & Consumable Fuels—4.6%
AmeriGas Partners L.P.,
6.25%, 8/20/19	20,685	21,202,125
Light Tower Rentals, Inc. (a)(c),
8.125%, 8/1/19	10,000	6,750,000
NGL Energy Partners LP,
5.125%, 7/15/19	22,501	20,925,930

		48,878,055

Pharmaceuticals—3.5%
Valeant Pharmaceuticals International, Inc. (a)(c),
5.375%, 3/15/20	4,500	4,590,000
7.00%, 10/1/20	31,808	33,000,800

		37,590,800

Pipelines—5.2%
Crestwood Midstream Partners L.P.,
6.00%, 12/15/20	2,635	2,503,250
Sabine Pass LNG L.P.,
7.50%, 11/30/16	31,860	32,975,100
SemGroup Corp.,
7.50%, 6/15/21	4,430	4,407,850
Targa Resources Partners L.P. (a)(c),
5.00%, 1/15/18	14,910	14,835,450

		54,721,650

Real Estate—0.3%
Realogy Group LLC (a)(c),
7.625%, 1/15/20	2,600	2,746,250

Real Estate Investment Trust—1.0%
Equinix, Inc.,
4.875%, 4/1/20	9,852	10,122,930

Retail—6.3%
Dollar Tree, Inc. (a)(c),
5.25%, 3/1/20	19,250	20,260,625
GameStop Corp. (a)(c),
5.50%, 10/1/19	20,807	21,561,254
Sally Holdings LLC,
6.875%, 11/15/19	23,891	25,025,822

		66,847,701

Software—1.3%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	12,700	13,350,875

Telecommunications—10.6%
Frontier Communications Corp.,
7.125%, 3/15/19	5,900	6,062,250
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	22,810	22,439,337
Sprint Capital Corp.,
6.90%, 5/1/19	21,850	22,205,062

	Principal Amount (000s)	Value*

Sprint Communications, Inc.,
8.375%, 8/15/17	$1,537	$1,637,689
T-Mobile USA, Inc.,
6.464%, 4/28/19	45,939	47,374,594
ViaSat, Inc.,
6.875%, 6/15/20	5,179	5,463,845
Windstream Services LLC,
7.875%, 11/1/17	6,250	6,539,063

		111,721,840

Transportation—0.2%
AWAS Aviation Capital Ltd. (a)(c),
7.00%, 10/17/16	1,779	1,794,829

Total Corporate Bonds & Notes (cost—$921,443,193)		904,910,296

SENIOR LOANS (a)(b)—10.8%

Commercial Services & Supplies—4.9%
Asurion LLC,
5.00%, 5/24/19, Term B1	4,753	4,732,751
5.00%, 8/4/22, Term B4	7,500	7,439,063
8.50%, 3/3/21, 2nd Lien (d)	40,000	39,450,000

		51,621,814

Diversified Telecommunication Services—1.2%
Level 3 Financing, Inc., Term B
4.00%, 8/1/19	7,400	7,406,164
4.00%, 1/15/20	5,000	5,003,125

		12,409,289

Financial Services—1.4%
Delos Finance Sarl, Term B,
3.50%, 3/6/21	15,000	15,009,375

Real Estate Investment Trust—1.9%
Communications Sales & Leasing, Inc., Term B,
5.00%, 10/24/22	20,500	19,731,250

Specialty Retail—1.4%
J Crew Group, Inc., Term B,
4.00%, 3/5/21	6,436	5,108,919
PetSmart, Inc., Term B,
4.25%, 3/10/22	9,975	9,972,167

		15,081,086

Total Senior Loans (cost—$116,397,162)		113,852,814

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $21,401,000; collateralized by Federal Farm Credit Bank, 2.45%, due 6/30/25, valued at $21,831,561 including accrued interest (cost—$21,401,000)	21,401	21,401,000

Total Investments (cost—$1,059,241,355)—98.3%		1,040,164,110

Other assets less liabilities—1.7%		18,070,708

Net Assets—100.0%		$1,058,234,818

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $339,663,544, representing 32.1% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2015.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after August 31, 2015.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on August 31, 2015.

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—88.3%

SPDR S&P 500 (a) (cost—$66,621,331)	326,000	$64,440,420

	Principal Amount (000s)

Repurchase Agreements—28.4%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $20,750,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $21,166,425 including accrued interest (cost—$20,750,000)	$20,750	20,750,000

	Contracts

OPTIONS PURCHASED (b)(c)—1.9%

Call Options—0.0%
S&P 500 Index,
strike price $2,350.00, expires 9/4/15	48	360
strike price $2,300.00, expires 9/11/15	55	412
strike price $2,300.00, expires 9/18/15	63	158
strike price $2,300.00, expires 9/25/15	92	1,150
strike price $2,350.00, expires 9/25/15	8	60
strike price $2,300.00, expires 9/30/15	20	150
strike price $2,300.00, expires 10/2/15	40	448

		2,738

Put Options—1.9%
S&P 500 Index,
strike price $1,475.00, expires 9/4/15	150	4,500
strike price $1,500.00, expires 9/4/15	25	688
strike price $1,525.00, expires 9/4/15	125	1,563
strike price $1,550.00, expires 9/4/15	40	600
strike price $1,920.00, expires 9/4/15	20	16,200
strike price $1,925.00, expires 9/4/15	8	7,200
strike price $2,030.00, expires 9/4/15	8	52,800
strike price $2,040.00, expires 9/4/15	48	361,200
strike price $1,400.00, expires 9/11/15	150	4,125
strike price $1,500.00, expires 9/11/15	25	1,125
strike price $1,900.00, expires 9/11/15	8	10,960
strike price $1,920.00, expires 9/11/15	20	35,400
strike price $2,010.00, expires 9/11/15	30	159,900
strike price $2,025.00, expires 9/11/15	25	158,750
strike price $2,030.00, expires 9/11/15	8	53,760

	Contracts	Value*

strike price $1,300.00, expires 9/18/15	40	$1,400
strike price $1,500.00, expires 9/18/15	90	6,750
strike price $1,650.00, expires 9/18/15	35	12,862
strike price $1,995.00, expires 9/18/15	22	125,510
strike price $2,010.00, expires 9/18/15	41	247,640
strike price $1,550.00, expires 9/25/15	70	16,975
strike price $1,600.00, expires 9/25/15	35	11,287
strike price $2,005.00, expires 9/25/15	8	51,760
strike price $1,300.00, expires 9/30/15	20	1,600
strike price $1,500.00, expires 10/2/15	25	6,750

		1,351,305

Total Options Purchased (cost—$856,213)		1,354,043

Total Investments, before options written (cost—$88,227,544)—118.6%		86,544,463

OPTIONS WRITTEN (b)(c)—(5.5)%

Call Options—(3.7)%
S&P 500 Index,
strike price $2,040.00, expires 9/4/15	48	(5,520)
strike price $2,010.00, expires 9/11/15	30	(39,300)
strike price $2,025.00, expires 9/11/15	25	(21,000)
strike price $1,995.00, expires 9/18/15	22	(56,320)
strike price $2,010.00, expires 9/18/15	41	(77,695)
strike price $1,810.00, expires 9/25/15	52	(900,120)
strike price $1,825.00, expires 9/25/15	40	(639,200)
strike price $2,005.00, expires 9/25/15	8	(23,120)
strike price $1,825.00, expires 10/2/15	60	(979,800)

		(2,742,075)

Put Options—(1.8)%
S&P 500 Index,
strike price $1,800.00, expires 9/4/15	18	(1,620)
strike price $1,870.00, expires 9/4/15	40	(11,600)
strike price $1,985.00, expires 9/4/15	4	(11,560)
strike price $1,780.00, expires 9/11/15	18	(5,850)
strike price $1,840.00, expires 9/11/15	25	(16,063)
strike price $1,850.00, expires 9/11/15	40	(29,000)
strike price $1,980.00, expires 9/11/15	16	(59,520)
strike price $1,985.00, expires 9/11/15	12	(47,400)
strike price $1,760.00, expires 9/18/15	18	(10,080)
strike price $1,810.00, expires 9/18/15	13	(11,440)

Schedule of Investments

AllianzGI Structured Return Fund

August 31, 2015 (unaudited) (continued)

	Contracts	Value*

strike price $1,830.00, expires 9/18/15	15	$(15,900)
strike price $1,835.00, expires 9/18/15	15	(16,725)
strike price $1,735.00, expires 9/25/15	10	(7,900)
strike price $1,750.00, expires 9/25/15	10	(8,900)
strike price $1,800.00, expires 9/25/15	25	(32,375)
strike price $1,810.00, expires 9/25/15	10	(14,000)
strike price $1,820.00, expires 9/25/15	22	(33,440)
strike price $1,830.00, expires 9/25/15	25	(41,000)
strike price $1,840.00, expires 9/25/15	15	(26,550)
strike price $1,710.00, expires 9/30/15	10	(8,100)
strike price $1,720.00, expires 9/30/15	10	(8,650)
strike price $1,750.00, expires 9/30/15	20	(21,300)
strike price $1,820.00, expires 9/30/15	15	(26,700)
strike price $1,840.00, expires 9/30/15	15	(30,750)
strike price $1,705.00, expires 10/2/15	10	(8,950)
strike price $1,715.00, expires 10/2/15	10	(9,550)
strike price $1,800.00, expires 10/2/15	26	(43,940)
strike price $1,810.00, expires 10/2/15	15	(27,150)
strike price $1,820.00, expires 10/2/15	30	(58,200)
strike price $1,830.00, expires 10/2/15	26	(54,080)
strike price $1,840.00, expires 10/2/15	20	(44,600)
strike price $1,700.00, expires 10/9/15	10	(11,250)
strike price $1,705.00, expires 10/9/15	10	(11,650)
strike price $1,725.00, expires 10/9/15	25	(32,875)
strike price $1,810.00, expires 10/9/15	40	(88,400)
strike price $1,820.00, expires 10/9/15	38	(89,300)
strike price $1,830.00, expires 10/9/15	25	(62,500)
strike price $1,845.00, expires 10/9/15	24	(65,760)
strike price $1,775.00, expires 10/16/15	40	(71,000)
strike price $1,800.00, expires 10/16/15	11	(25,135)

	Contracts	Value*

strike price $1,810.00, expires 10/16/15	21	$(50,820)
strike price $1,850.00, expires 10/16/15	16	(49,040)

		(1,300,623)

Total Options Written (premiums received—$6,683,393)		(4,042,698)

Total Investments, net of options written (cost—$81,544,151)—113.1%		82,501,765

Other liabilities in excess of other assets—(13.1)%		(9,535,220)

Net Assets—100.0%		$72,966,545

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended August 31, 2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	844	$1,537,991
Options written	4,822	20,400,741
Options terminated in closing transactions	(1,732)	(12,101,790)
Options expired	(2,790)	(3,153,549)

Options outstanding, August 31, 2015	1,144	$6,683,393

(e)	At August 31, 2015, the Fund pledged $358,426 in cash collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—93.3%

SPDR S&P 500 (a) (cost—$14,695,830)	71,000	$14,034,570

	Contracts

OPTIONS PURCHASED (b)(c)—3.7%

Call Options—0.0%
S&P 500 Index,
strike price $2,300.00, expires 10/2/15	20	224

Put Options—3.7%
S&P 500 Index,
strike price $1,800.00, expires 9/30/15	10	15,350
strike price $1,900.00, expires 12/19/15	13	91,845
strike price $1,800.00, expires 12/31/15	12	61,320
strike price $1,875.00, expires 1/15/16	6	43,200
strike price $1,900.00, expires 1/15/16	7	55,475
strike price $1,900.00, expires 3/31/16	13	133,380
strike price $1,875.00, expires 6/17/16	6	68,550
strike price $1,900.00, expires 6/17/16	7	85,890

		555,010

Total Options Purchased (cost—$644,508)		555,234

Total Investments, before options written (cost—$15,340,338)—97.0%		14,589,804

OPTIONS WRITTEN (b)(c)—(0.3)%

Call Options—(0.3)%
S&P 500 Index,
strike price $2,075.00, expires 9/30/15 (premiums received—$48,025)	71	(52,540)

Total Investments, net of options written (cost—$15,292,313)—96.7%		14,537,264

Other assets less other liabilities—3.3%		500,307

Net Assets—100.0%		$15,037,571

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Transactions in options written for the nine months ended August 31, 2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	72	$42,942
Options Written	838	559,355
Options terminated in closing transactions	(146)	(121,947)
Options expired	(693)	(432,325)

Options outstanding, August 31, 2015	71	$48,025

(e)	At August 31, 2015, the Fund pledged $79,129 in cash collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.3%

Air Freight & Logistics—2.1%
Echo Global Logistics, Inc. (a)	11,611	$270,072
Forward Air Corp.	6,632	298,573
XPO Logistics, Inc. (a)	9,795	343,804

		912,449

Auto Components—0.8%
Motorcar Parts of America, Inc. (a)	10,840	345,688

Banks—6.1%
Bank of the Ozarks, Inc.	11,662	487,472
Cathay General Bancorp	15,460	458,080
Eagle Bancorp, Inc. (a)	7,254	304,015
PrivateBancorp, Inc.	14,466	547,538
South State Corp.	5,075	381,386
Western Alliance Bancorp (a)	14,178	432,712

		2,611,203

Biotechnology—7.2%
AMAG Pharmaceuticals, Inc. (a)	5,474	342,344
Cepheid (a)	6,575	320,465
Eagle Pharmaceuticals, Inc. (a)	4,693	368,635
Esperion Therapeutics, Inc. (a)	3,755	180,052
Insys Therapeutics, Inc. (a)	7,209	233,716
Ligand Pharmaceuticals, Inc., Class B (a)	4,437	407,938
Ophthotech Corp. (a)	1,798	79,166
Prothena Corp. PLC (a)	2,758	158,668
Repligen Corp. (a)	9,845	335,518
Sage Therapeutics, Inc. (a)	3,292	177,801
Synergy Pharmaceuticals, Inc. (a)	31,903	223,321
Ultragenyx Pharmaceutical, Inc. (a)	2,213	247,015

		3,074,639

Building Products—1.7%
Builders FirstSource, Inc. (a)	27,701	410,252
PGT, Inc. (a)	24,970	333,849

		744,101

Capital Markets—1.8%
Cowen Group, Inc., Class A (a)	72,567	383,880
HFF, Inc., Class A	11,277	409,693

		793,573

Chemicals—1.2%
Ferro Corp. (a)	21,862	268,902
PolyOne Corp.	7,244	235,213

		504,115

Commercial Services & Supplies—0.7%
Knoll, Inc.	12,475	298,402

Construction Materials—1.2%
U.S. Concrete, Inc. (a)	9,834	509,205

Distributors—0.8%
Core-Mark Holding Co., Inc.	6,025	362,163

Diversified Telecommunication Services—2.1%
8x8, Inc. (a)	38,360	296,523
inContact, Inc. (a)	31,356	236,738
Vonage Holdings Corp. (a)	65,844	365,434

		898,695

Electronic Equipment, Instruments & Components—0.7%
Orbotech Ltd. (a)	18,540	308,876

Food & Staples Retailing—0.2%
United Natural Foods, Inc. (a)	2,264	109,012

Health Care Equipment & Supplies—5.0%
Cynosure, Inc., Class A (a)	11,013	348,451
Globus Medical, Inc., Class A (a)	15,330	374,359
Inogen, Inc. (a)	9,588	472,593
K2M Group Holdings, Inc. (a)	16,215	344,244
LDR Holding Corp. (a)	9,888	369,020
Vascular Solutions, Inc. (a)	6,796	234,870

		2,143,537

	Shares	Value*

Health Care Providers & Services—7.7%
Acadia Healthcare Co., Inc. (a)	8,679	$633,827
Adeptus Health, Inc., Class A (a)	5,589	556,888
Amsurg Corp. (a)	6,858	537,804
BioTelemetry, Inc. (a)	17,441	249,232
ExamWorks Group, Inc. (a)	5,814	208,257
HealthSouth Corp.	7,773	331,907
Providence Service Corp. (a)	6,872	308,072
Team Health Holdings, Inc. (a)	7,875	462,578

		3,288,565

Health Care Technology—0.8%
Omnicell, Inc. (a)	10,783	366,406

Hotels, Restaurants & Leisure—6.1%
Cheesecake Factory, Inc.	8,040	436,331
Diamond Resorts International, Inc. (a)	13,196	335,046
La Quinta Holdings, Inc. (a)	19,596	369,385
Marriott Vacations Worldwide Corp.	6,337	449,990
Six Flags Entertainment Corp.	6,172	277,555
Sonic Corp.	12,673	342,171
Texas Roadhouse, Inc.	10,666	383,869

		2,594,347

Household Durables—3.8%
Helen of Troy Ltd. (a)	3,976	338,517
Installed Building Products, Inc. (a)	12,606	336,832
LGI Homes, Inc. (a)	8,714	226,912
Libbey, Inc.	8,024	282,766
Ryland Group, Inc.	9,870	426,779

		1,611,806

Insurance—2.7%
AMERISAFE, Inc.	9,267	433,139
Hanover Insurance Group, Inc.	5,554	438,211
National General Holdings Corp.	15,270	279,899

		1,151,249

Internet Software & Services—2.4%
Endurance International Group Holdings, Inc. (a)	14,973	228,937
Monster Worldwide, Inc. (a)	28,607	207,973
SPS Commerce, Inc. (a)	4,787	325,612
Wix.com Ltd. (a)	13,096	258,646

		1,021,168

IT Services—2.8%
Convergys Corp.	17,141	387,386
Euronet Worldwide, Inc. (a)	6,021	388,174
MAXIMUS, Inc.	6,829	413,496

		1,189,056

Life Sciences Tools & Services—3.9%
Albany Molecular Research, Inc. (a)	19,649	391,801
Cambrex Corp. (a)	8,835	422,401
ICON PLC (a)	6,716	517,132
PAREXEL International Corp. (a)	5,250	345,030

		1,676,364

Machinery—0.3%
Middleby Corp. (a)	1,017	110,395

Metals & Mining—1.0%
Kaiser Aluminum Corp.	5,000	417,900

Multi-line Retail—0.8%
Burlington Stores, Inc. (a)	6,258	332,237

Oil, Gas & Consumable Fuels—2.4%
Diamondback Energy, Inc. (a)	3,713	253,561
Matador Resources Co. (a)	11,845	271,369
Synergy Resources Corp. (a)	18,190	195,360
Teekay Tankers Ltd., Class A	52,852	310,770

		1,031,060

Pharmaceuticals—6.9%
ANI Pharmaceuticals, Inc. (a)	5,904	287,938
Depomed, Inc. (a)	14,080	379,174
Horizon Pharma PLC (a)	12,170	355,607

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Impax Laboratories, Inc. (a)	6,736	$275,907
Intersect ENT, Inc. (a)	11,775	299,792
Intra-Cellular Therapies, Inc. (a)	7,217	193,344
Phibro Animal Health Corp., Class A	15,790	557,387
Supernus Pharmaceuticals, Inc. (a)	19,393	351,983
Tetraphase Pharmaceuticals, Inc. (a)	5,896	255,945

		2,957,077

Professional Services—1.3%
ICF International, Inc. (a)	7,595	259,825
Kforce, Inc.	10,515	281,697

		541,522

Real Estate Management & Development—1.4%
Kennedy-Wilson Holdings, Inc.	12,437	297,990
Marcus & Millichap, Inc. (a)	6,797	288,601

		586,591

Semiconductors & Semiconductor Equipment—2.9%
Cypress Semiconductor Corp.	28,163	281,630
Inphi Corp. (a)	12,004	284,975
Kulicke & Soffa Industries, Inc. (a)	21,930	231,581
Synaptics, Inc. (a)	1,875	131,419
Tower Semiconductor Ltd. (a)	25,000	302,750

		1,232,355

Software—9.7%
ACI Worldwide, Inc. (a)	17,888	381,551
Cadence Design Systems, Inc. (a)	16,894	338,218
Callidus Software, Inc. (a)	25,111	396,000
Guidewire Software, Inc. (a)	6,148	343,735
Infoblox, Inc. (a)	9,846	189,437
Mentor Graphics Corp.	14,893	384,835
Proofpoint, Inc. (a)	5,709	321,645
PTC, Inc. (a)	9,020	298,742
Synchronoss Technologies, Inc. (a)	6,412	258,981
Take-Two Interactive Software, Inc. (a)	13,562	395,061
Ultimate Software Group, Inc. (a)	2,405	423,737
Verint Systems, Inc. (a)	7,502	400,082

		4,132,024

Specialty Retail—0.8%
American Eagle Outfitters, Inc.	21,213	361,045

Technology Hardware, Storage & Peripherals—0.9%
Electronics for Imaging, Inc. (a)	8,688	380,274

Thrifts & Mortgage Finance—1.3%
LendingTree, Inc. (a)	5,094	539,709

Trading Companies & Distributors—1.6%
Air Lease Corp.	8,676	279,107
Aircastle Ltd.	20,520	426,406

		705,513

Transportation Infrastructure—1.2%
Macquarie Infrastructure Corp.	6,337	498,849

Total Common Stock (cost—$33,991,487)		40,341,170

	Principal Amount (000s)

Repurchase Agreements—5.6%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $2,386,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $2,436,525 including accrued interest (cost—$2,386,000)	$2,386	2,386,000

Total Investments (cost—$36,377,487)—99.9%		42,727,170

Other assets less liabilities—0.1%		26,740

Net Assets—100.0%		$42,753,910

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Air Freight & Logistics—0.6%
Radiant Logistics, Inc. (a)	99,842	$601,049

Auto Components—1.4%
Motorcar Parts of America, Inc. (a)	43,723	1,394,326

Banks—4.3%
Franklin Financial Network, Inc. (a)	40,693	963,610
Heritage Commerce Corp.	72,645	768,584
Park Sterling Corp.	100,099	721,714
Preferred Bank	29,484	903,685
Southwest Bancorp, Inc.	57,161	953,445

		4,311,038

Biotechnology—9.9%
Anthera Pharmaceuticals, Inc. (a)	69,094	471,912
BioSpecifics Technologies Corp. (a)	17,770	882,458
Cancer Genetics, Inc. (a)	58,548	562,646
Cara Therapeutics, Inc. (a)	46,763	886,627
Catalyst Pharmaceuticals, Inc. (a)	176,985	642,456
Chiasma, Inc.	14,122	366,607
Concert Pharmaceuticals, Inc. (a)	36,726	572,191
Eagle Pharmaceuticals, Inc. (a)	22,073	1,733,834
Fate Therapeutics, Inc. (a)	83,710	546,626
La Jolla Pharmaceutical Co. (a)	20,434	727,042
Pfenex, Inc. (a)	39,854	870,810
Repligen Corp. (a)	50,372	1,716,678

		9,979,887

Building Products—1.9%
Patrick Industries, Inc. (a)	49,288	1,862,594

Chemicals—0.8%
American Vanguard Corp.	59,564	795,775

Communications Equipment—1.0%
ShoreTel, Inc. (a)	130,070	967,721

Construction & Engineering—0.8%
NV5 Holdings, Inc. (a)	39,424	848,404

Construction Materials—1.6%
U.S. Concrete, Inc. (a)	30,572	1,583,018

Diversified Consumer Services—2.0%
Cambium Learning Group, Inc. (a)	108,120	563,305
Carriage Services, Inc.	63,745	1,462,948

		2,026,253

Diversified Telecommunication Services—1.9%
8x8, Inc. (a)	99,753	771,091
inContact, Inc. (a)	145,719	1,100,178

		1,871,269

Electrical Equipment—0.7%
LSI Industries, Inc.	75,399	715,536

Electronic Equipment, Instruments & Components—0.7%
SuperCom Ltd. (a)	71,666	715,943

Energy Equipment & Services—0.7%
Independence Contract Drilling, Inc. (a)	95,263	660,173

Food Products—1.6%
John B Sanfilippo & Son, Inc.	30,708	1,587,297

Health Care Equipment & Supplies—11.3%
AtriCure, Inc. (a)	44,735	1,094,218
Cardiovascular Systems, Inc. (a)	30,119	725,266
Cynosure, Inc., Class A (a)	30,975	980,049
Inogen, Inc. (a)	36,683	1,808,105
iRadimed Corp. (a)	31,272	747,401

	Shares	Value*

LeMaitre Vascular, Inc.	86,584	$1,144,640
Rockwell Medical, Inc. (a)	66,270	793,252
RTI Surgical, Inc. (a)	147,242	939,404
SurModics, Inc. (a)	34,133	776,526
Trinity Biotech PLC ADR	51,115	785,126
Vascular Solutions, Inc. (a)	43,964	1,519,396

		11,313,383

Health Care Providers & Services—5.9%
Aceto Corp.	49,141	1,101,250
BioTelemetry, Inc. (a)	90,819	1,297,803
Cross Country Healthcare, Inc. (a)	85,915	1,193,359
Nobilis Health Corp. (a)	130,173	676,900
Providence Service Corp. (a)	23,163	1,038,397
RadNet, Inc. (a)	95,848	588,507

		5,896,216

Health Care Technology—0.5%
Imprivata, Inc. (a)	26,587	556,732

Hotels, Restaurants & Leisure—4.7%
Carrols Restaurant Group, Inc. (a)	100,670	1,273,475
Good Times Restaurants, Inc. (a)	97,355	671,750
Kona Grill, Inc. (a)	36,726	674,657
Papa Murphy’s Holdings, Inc. (a)	61,596	910,389
Rave Restaurant Group, Inc. (a)	59,404	562,556
Red Lion Hotels Corp. (a)	75,553	608,957

		4,701,784

Household Durables—2.8%
Century Communities, Inc. (a)	44,277	974,094
LGI Homes, Inc. (a)	49,614	1,291,949
Skullcandy, Inc. (a)	81,221	570,171

		2,836,214

Insurance—1.9%
Atlas Financial Holdings, Inc. (a)	56,452	910,571
Federated National Holding Co.	44,616	977,536

		1,888,107

Internet Software & Services—5.6%
Autobytel, Inc. (a)	76,924	1,357,708
GTT Communications, Inc. (a)	57,409	1,262,424
Internap Corp. (a)	98,942	788,568
Limelight Networks, Inc. (a)	237,051	561,811
Reis, Inc.	26,216	652,778
TechTarget, Inc. (a)	106,721	985,035

		5,608,324

IT Services—2.1%
Hackett Group, Inc.	96,885	1,365,110
Information Services Group, Inc.	204,776	759,719

		2,124,829

Leisure Equipment & Products—1.0%
Nautilus, Inc. (a)	66,413	1,014,791

Life Sciences Tools & Services—2.7%
Albany Molecular Research, Inc. (a)	84,194	1,678,829
NeoGenomics, Inc. (a)	176,340	1,072,147

		2,750,976

Machinery—1.2%
NN, Inc.	22,601	547,170
Xerium Technologies, Inc. (a)	53,316	648,856

		1,196,026

Media—1.9%
Carmike Cinemas, Inc. (a)	38,576	920,038
Entravision Communications Corp., Class A	128,408	1,033,684

		1,953,722

Metals & Mining—0.9%
Olympic Steel, Inc.	40,510	524,605

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2015 (unaudited) (continued)

	Shares	Value*

Real Industry, Inc. (a)	39,155	$379,020

		903,625

Oil, Gas & Consumable Fuels—1.1%
Abraxas Petroleum Corp. (a)	227,655	443,927
Ring Energy, Inc. (a)	63,557	651,459

		1,095,386

Pharmaceuticals—6.3%
ANI Pharmaceuticals, Inc. (a)	24,492	1,194,475
Cempra, Inc. (a)	24,764	851,882
IGI Laboratories, Inc. (a)	135,025	1,057,246
Intersect ENT, Inc. (a)	34,751	884,760
Lipocine, Inc. (a)	35,542	523,178
Marinus Pharmaceuticals, Inc.	27,514	369,513
Pernix Therapeutics Holdings, Inc. (a)	116,325	560,687
Supernus Pharmaceuticals, Inc. (a)	48,861	886,827

		6,328,568

Professional Services—1.3%
GP Strategies Corp. (a)	34,619	848,512
Willdan Group, Inc. (a)	48,116	434,968

		1,283,480

Road & Rail—1.6%
Covenant Transportation Group, Inc., Class A (a)	36,160	853,014
PAM Transportation Services, Inc. (a)	20,315	784,769

		1,637,783

Semiconductors & Semiconductor Equipment—2.7%
Cascade Microtech, Inc. (a)	44,880	692,050
MaxLinear, Inc., Class A (a)	110,392	1,098,400
Tower Semiconductor Ltd. (a)	72,946	883,376

		2,673,826

Software—4.2%
Attunity Ltd. (a)	78,892	1,039,797
ePlus, Inc. (a)	9,027	683,524
Park City Group, Inc. (a)	85,116	1,000,964
QAD, Inc., Class A	26,907	677,249
Telenav, Inc. (a)	109,694	775,537

		4,177,071

Specialty Retail—2.4%
Kirkland’s, Inc.	41,700	930,744
Sportsman’s Warehouse Holdings, Inc. (a)	77,133	996,558
Tilly’s, Inc., Class A (a)	64,250	514,643

		2,441,945

Technology Hardware, Storage & Peripherals—1.1%
Quantum Corp. (a)	554,626	648,912
USA Technologies, Inc. (a)	155,642	487,160

		1,136,072

Textiles, Apparel & Luxury Goods—1.0%
Cherokee, Inc.	37,688	966,320

Thrifts & Mortgage Finance—1.6%
LendingTree, Inc. (a)	15,370	1,628,451

Wireless Telecommunication Services—0.6%
Boingo Wireless, Inc. (a)	77,518	585,261

Total Common Stock (cost—$73,576,035)		96,619,175

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $3,753,000; collateralized by Fannie Mae, 2.625%, due 9/6/24, valued at $3,828,825 including accrued interest (cost—$3,753,000)	$3,753	$3,753,000

Total Investments (cost—$77,329,035)—100.0%		100,372,175

Liabilities in excess of other assets—(0.0)%		(24,152)

Net Assets—100.0%		$100,348,023

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2015 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$21,010,160	—	$547,879	$21,558,039
Exchange-Traded Funds	5,945,156	—	—	5,945,156
Repurchase Agreements	—	$808,000	—	808,000

	26,955,316	808,000	547,879	28,311,195

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,906	—	—	2,906

Totals	$26,958,222	$808,000	$547,879	$28,314,101

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$48,930,559	—	$1,204,924	$50,135,483
Exchange-Traded Funds	12,751,505	—	—	12,751,505
Repurchase Agreements	—	$1,891,000	—	1,891,000

	61,682,064	1,891,000	1,204,924	64,777,988

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,996	—	—	3,996

Totals	$61,686,060	$1,891,000	$1,204,924	$64,781,984

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$53,720,706	—	$1,241,673	$54,962,379
Exchange-Traded Funds	9,908,080	—	—	9,908,080
Repurchase Agreements	—	$1,600,000	—	1,600,000

	63,628,786	1,600,000	1,241,673	66,470,459

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,671	—	—	4,671

Totals	$63,633,457	$1,600,000	$1,241,673	$66,475,130

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$56,673,433	—	$1,276,137	$57,949,570
Exchange-Traded Funds	8,583,968	—	—	8,583,968
Repurchase Agreements	—	$2,446,000	—	2,446,000

	65,257,401	2,446,000	1,276,137	68,979,538

Other Financial Instruments*—Assets
Foreign Exchange Contracts	7,568	—	—	7,568

Totals	$65,264,969	$2,446,000	$1,276,137	$68,987,106

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$45,478,109	—	$1,005,181	$46,483,290
Exchange-Traded Funds	5,708,457	—	—	5,708,457
Repurchase Agreements	—	$955,000	—	955,000

	51,186,566	955,000	1,005,181	53,146,747

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,198	—	—	3,198

Totals	$51,189,764	$955,000	$1,005,181	$53,149,945

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$39,340,390	—	$818,940	$40,159,330
Exchange-Traded Funds	2,556,698	—	—	2,556,698
Repurchase Agreements	—	$735,000	—	735,000

	41,897,088	735,000	818,940	43,451,028

Other Financial Instruments*—Assets
Foreign Exchange Contracts	6,251	—	—	6,251

Totals	$41,903,339	$735,000	$818,940	$43,457,279

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$22,129,967	—	$336,183	$22,466,150
Exchange-Traded Funds	1,078,415	—	—	1,078,415
Repurchase Agreements	—	$400,000	—	400,000

	23,208,382	400,000	336,183	23,944,565

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,098	—	—	2,098

Totals	$23,210,480	$400,000	$336,183	$23,946,663

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$19,244,074	—	$290,544	$19,534,618
Exchange-Traded Funds	855,266	—	—	855,266
Repurchase Agreements	—	$378,000	—	378,000

	20,099,340	378,000	290,544	20,767,884

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,996	—	—	3,996

Totals	$20,103,336	$378,000	$290,544	$20,771,880

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$6,929,769	—	$80,612	$7,010,381
Exchange-Traded Funds	257,890	—	—	257,890
Repurchase Agreements	—	$150,000	—	150,000

	7,187,659	150,000	80,612	7,418,271

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,656	—	—	2,656

Totals	$7,190,315	$150,000	$80,612	$7,420,927

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$21,476,448	—	—	$21,476,448
Exchange-Traded Funds	1,881,969	—	—	1,881,969
Repurchase Agreements	—	$736,000	—	736,000

	23,358,417	736,000	—	24,094,417

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,564	—	—	2,564

Totals	$23,360,981	$736,000	—	$24,096,981

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$147,016,329	—	—	$147,016,329
Exchange-Traded Funds	34,021,577	—	—	34,021,577

	181,037,906	—	—	181,037,906

Other Financial Instruments*—Assets
Foreign Exchange Contracts	15,495	—	—	15,495
Market Price	633,810	—	—	633,810

	649,305	—	—	649,305

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	$(93,653)	—	(93,653)
Interest Rate Contracts	(61,483)	—	—	(61,483)
Market Price	(545,544)	—	—	(545,544)

	(607,027)	(93,653)	—	(700,680)

Totals	$181,080,184	$(93,653)	—	$180,986,531

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Mutual Funds	$4,979,144	—	—	$4,979,144
Exchange-Traded Funds	736,393	—	—	736,393
U.S. Treasury Obligations	—	$504,945	—	504,945
U.S. Government Agency Securities	—	39,296	—	39,296
Repurchase Agreements	—	1,370,000	—	1,370,000

	5,715,537	1,914,241	—	7,629,778

Other Financial Instruments*—Assets
Interest Rate Contracts	84	—	—	84
Market Price	34,669	—	—	34,669

	34,753	—	—	34,753

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(3,646)	—	(3,646)
Interest Rate Contracts	(3,832)	—	—	(3,832)
Market Price	(40,360)	—	—	(40,360)

	(44,192)	(3,646)	—	(47,838)

Totals	$5,706,098	$1,910,595	—	$7,616,693

AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$2,879,034	—	—	$2,879,034

AllianzGI Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$39,862,878	—	—	$39,862,878
Repurchase Agreements	—	$651,000	—	651,000

Totals	$39,862,878	$651,000	—	$40,513,878

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Argentina	$12,075	—	—	$12,075
Brazil	177,852	—	—	177,852
Chile	52,190	—	—	52,190
Colombia	14,922	—	—	14,922
Hong Kong	14,410	$156,840	—	171,250
India	38,315	27,311	—	65,626
Korea (Republic of)	91,828	574,427	—	666,255
Malaysia	184	111,112	—	111,296
Mexico	236,448	—	—	236,448
Peru	11,328	—	—	11,328
Russian Federation	95,300	19,828	—	115,128
South Africa	18,459	434,468	—	452,927
Taiwan	90,390	325,612	—	416,002
Thailand	—	8,072	$47,412	55,484
United States	15,107	—	—	15,107
All Other	—	1,483,287	—	1,483,287
Preferred Stock:
Korea (Republic of)	—	27,194	—	27,194
All Other	190,492	—	—	190,492
Repurchase Agreements	—	539,000	—	539,000

Totals	$1,059,300	$3,707,151	$47,412	$4,813,863

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Austria	$91,488	$248,821	—	340,309
Bermuda	708,358	18,362	—	726,720
Brazil	557,411	—	—	557,411
Canada	4,546,803	73,163	—	4,619,966
China	242,972	2,845,702	$1,200	3,177,076
Denmark	47,840	922,029	—	969,869
Finland	41,035	554,451	—	595,486
France	25,844	3,323,059	—	3,348,903
Greece	10,108	—	—	10,108
Hong Kong	22,792	780,973	—	716,563
India	180,101	—	—	180,101
Ireland	533,284	487,524	—	1,020,808
Israel	41,855	—	—	41,855
Italy	63,789	724,012	—	787,801
Korea (Republic of)	238,596	902,325	—	1,140,921
Mexico	292,191	—	—	292,191
Netherlands	279,524	1,214,830	—	1,494,354
New Zealand	156,705	53,424	—	210,129
Russian Federation	110,069	—	—	110,069
Singapore	176,189	367,402	—	543,591
South Africa	129,613	383,331	—	512,944
Switzerland	320,884	780,057	—	1,100,941
Thailand	—	—	72,230	72,230
Turkey	98,879	476,239	—	575,118
United Kingdom	276,567	6,556,999	62,546	6,896,112
United States	52,785,129	164,871	—	52,950,000
All Other	—	20,113,266	—	20,113,266
Preferred Stock:
Brazil	255,679	—	—	255,679
Korea (Republic of)	—	91,690	—	91,690
Repurchase Agreements	—	435,000	—	435,000

	62,233,705	41,517,530	135,976	103,887,211

Other Financial Instruments*—Liabilities
Market Price	(119,366)	—	—	(119,366)

Totals	$62,114,339	$41,517,530	$135,976	$103,767,845

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Bermuda	$17,046	$—	—	$17,046
France	143,657	3,204,516	—	3,348,173
Ireland	4,218	—	—	4,218
Netherlands	112,415	563,666	—	676,081
New Zealand	54,164	36,699	—	90,863
Norway	102,730	1,386,727	—	1,489,457
Switzerland	498,143	3,929,934	—	4,428,077
United Kingdom	167,372	9,217,791	$30,063	9,415,226
United States	497,523	—	—	497,523
All Other	—	25,559,559	—	25,559,559
Preferred Stock	—	1,207,874	—	1,207,874
Repurchase Agreements	—	1,654,000	—	1,654,000

Totals	$1,597,268	$46,760,766	$30,063	$48,388,097

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$77,496,741	—	—	$77,496,741
Rights	—	$11,868	—	11,868
Repurchase Agreements	—	2,458,000	—	2,458,000

Totals	$77,496,741	$2,469,868	—	$79,966,609

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$35,193	$5,209,968	—	$5,245,161
Hong Kong	—	636,469	—	636,469
Repurchase Agreements	—	146,000	—	146,000

Totals	$35,193	$5,992,437	—	$6,027,630

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$—	$1,847,488,342	—	$1,847,488,342
Convertible Preferred Stock:
Food & Beverage	—	24,014,744	—	24,014,744
Health Care Providers & Services	—	18,548,004	—	18,548,004
Healthcare-Services	38,878,494	17,599,529	—	56,478,023
Machinery	1,928,909	25,385,336	—	27,314,245
Oil, Gas & Consumable Fuels	10,220,873	13,509,562	—	23,730,435
Semiconductors	—	3,311,609	—	3,311,609
All Other	244,864,347	—	—	244,864,347
Repurchase Agreements	—	94,668,000	—	94,668,000

Totals	$295,892,623	$2,044,525,126	—	$2,340,417,749

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$1,141,007	—	—	$1,141,007
China	143,978	$2,028,799	$98,465	2,271,242
India	591,099	—	—	591,099
Korea (Republic of)	111,177	2,072,857	—	2,184,034
Mexico	484,826	—	—	484,826
Russian Federation	60,506	—	—	60,506
Turkey	87,542	388,675	—	476,217
United States	645,761	—	—	645,761
All Other	—	6,256,311	—	6,256,311
Equity-Linked Securities	—	599,794	—	599,794
Exchange-Traded Funds	72,704	—	—	72,704
Repurchase Agreements	—	430,000	—	430,000

	3,338,600	11,776,436	98,465	15,213,501

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	14	—	14

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(42)	—	(42)

Totals	$3,338,600	$11,776,408	$98,465	$15,213,473

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$16,438,130	—	$16,438,130
Sovereign Debt Obligations	—	7,478,802	—	7,478,802
Repurchase Agreements	—	5,390,000	—	5,390,000

	—	29,306,932	—	29,306,932

Other Financial Instruments*—Assets
Credit Contracts	—	39,214	—	39,214

Other Financial Instruments*—Liabilities
Credit Contracts	—	(43,564)	—	(43,564)
Foreign Exchange Contracts	—	(4,318)	—	(4,318)

	—	(47,882)	—	(47,882)

Totals	—	$29,298,264	—	$29,298,264

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$9,094	$—	$—	$9,094
China	96,398	1,060,710	—	1,157,108
Czech Republic	28,016	—	—	28,016
Hong Kong	135,738	311,089	—	446,827
India	258,163	340,884	—	599,047
Korea (Republic of)	192,018	1,515,537	—	1,707,555
Mexico	8,587	—	—	8,587
Russian Federation	—	—	75,888	75,888
South Africa	390,072	108,156	—	498,228
Turkey	150,886	43,136	—	194,022
United States	186,648	—	—	186,648
All Other	—	2,939,769	—	2,939,769
Preferred Stock:
Brazil	94,525	—	—	94,525
Russian Federation	—	—	33,869	33,869
Equity-Linked Securities	—	67,415	—	67,415
Exchange-Traded Funds	35,563	—	—	35,563
Rights	—	—	30	30
Repurchase Agreements	—	186,000	—	186,000

Totals	$1,585,708	$6,572,696	$109,787	$8,268,191

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
France	$30,678	$420,807	$—	$451,485
Spain	68,675	112,717	—	181,392
Switzerland	60,809	46,391	—	107,200
All Other	—	2,167,040	—	2,167,040

	160,162	2,746,955	—	2,907,117

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	31,167	—	31,167

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(7,845)	—	(7,845)

Totals	$160,162	$2,770,277	$—	$2,930,439

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
Turkey	$296,756	$—	$—	$296,756
United States	2,247,245	—	—	2,247,245
All Other	—	4,299,201	—	4,299,201
Corporate Bonds & Notes	—	6,155,555	—	6,155,555
Sovereign Debt Obligations	—	3,948,374	—	3,948,374
Exchange-Traded Funds	351,936	—	—	351,936
Preferred Stock	136,559	—	—	136,559
Repurchase Agreements	—	4,206,000	—	4,206,000
Options Purchased:
Market Price	7,500	—	—	7,500

	3,039,996	18,609,130	—	21,649,126

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	12,831	—	12,831
Interest Rate Contracts	4,242	—	—	4,242

	4,242	12,831	—	17,073

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(19,898)	—	(19,898)

Totals	$3,044,238	$18,602,063	$—	$21,646,301

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	$20,198	$54,890	$—	$75,088
Denmark	—	16,307	—	16,307
France	—	16,299	—	16,299
Germany	—	139,067	—	139,067
Hong Kong	—	98,027	—	98,027
Israel	—	39,652	—	39,652
Japan	—	157,888	—	157,888
New Zealand	—	29,950	—	29,950
Norway	—	7,033	—	7,033
Singapore	—	73,367	—	73,367
Sweden	—	8,564	—	8,564
Switzerland	—	17,355	—	17,355
United Kingdom	15,282	69,491	—	84,773
All Other	1,924,351	—	—	1,924,351
Preferred Stock	—	10,659	—	10,659

	1,959,831	738,549	—	2,698,380

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	649	—	649

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(600)	—	(600)

Totals	$1,959,831	$738,598	$—	$2,698,429

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	$—	$43,000	$—	$43,000
Denmark	—	61,560	—	61,560
France	—	96,861	—	96,861
Germany	—	156,809	—	156,809
Japan	—	109,178	—	109,178
Norway	—	29,863	—	29,863
Spain	—	120,160	—	120,160
Sweden	—	96,851	—	96,851
Switzerland	—	177,490	—	177,490
United Kingdom	—	402,814	—	402,814
All Other	1,433,862	—	—	1,433,862
Preferred Stock	—	56,952	—	56,952
Repurchase Agreements	—	209,000	—	209,000

Totals	$1,433,862	$1,560,538	$—	$2,994,400

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	$—	$5,467,002	$—	$5,467,002
China	—	15,572,726	—	15,572,726
Finland	—	20,425,977	—	20,425,977
France	—	17,778,817	—	17,778,817
Germany	—	16,075,127	—	16,075,127
Hong Kong	—	14,479,008	—	14,479,008
Italy	—	3,663,004	—	3,663,004
Netherlands	—	3,330,970	—	3,330,970
Switzerland	3,525,857	29,577,529	—	33,103,386
United Kingdom	6,847,998	33,349,391	—	40,197,389
All Other	157,558,686	—	—	157,558,686
Repurchase Agreements	—	26,410,000	—	26,410,000

Totals	$167,932,541	$186,129,551	$—	$354,062,092

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$323,470,806	$—	$323,470,806
Repurchase Agreements	—	10,047,000	—	10,047,000

Totals	$—	$333,517,806	$—	$333,517,806

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$134,167	$—	$—	$134,167
Canada	195,644	—	—	195,644
Korea (Republic of)	46,110	—	—	46,110
Mexico	37,321	—	—	37,321
Sweden	16,728	180,120	—	196,848
All Other	—	2,288,638	—	2,288,638

Totals	$429,970	$2,468,758	$—	$2,898,728

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
China	$499,042	$2,223,604	$—	$2,722,646
France	1,956,233	6,169,540	—	8,125,773
Ireland	3,323,344	2,248,481	—	5,571,825
Sweden	2,432,987	5,632,914	—	8,065,901
Switzerland	1,766,735	2,439,907	—	4,206,642
Thailand	—	—	279,344	279,344
All Other	—	82,925,776	—	82,925,776
Repurchase Agreements	—	3,517,000	—	3,517,000

Totals	$9,978,341	$105,157,222	$279,344	$115,414,907

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$47,636,346	$—	$—	$47,636,346
Repurchase Agreements	—	1,817,000	—	1,817,000

Totals	$47,636,346	$1,817,000	$—	$49,453,346

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$2,388,908	$—	$—	$2,388,908
Common Stock:
Australia	—	97,572	—	97,572
Austria	—	2,130	—	2,130
France	4,299	53,453	—	57,752
Germany	—	34,461	—	34,461
Hong Kong	—	144,839	—	144,839
Japan	—	157,103	—	157,103
Singapore	—	38,550	—	38,550
Switzerland	—	8,635	—	8,635
United Kingdom	—	60,264	—	60,264
All Other	691,730	—	—	691,730
Exchange-Traded Funds	770,895	—	—	770,895
Repurchase Agreements	—	256,000	—	256,000

	3,855,832	853,007	—	4,708,839

Other Financial Instruments*—Assets
Interest Rate Contracts	621	—	—	621
Market Price	23,762	—	—	23,762

	24,383	—	—	24,383

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(2,415)	—	—	(2,415)
Market Price	(8,723)	—	—	(8,723)

	(11,138)	—	—	(11,138)

Totals	$3,869,077	$853,007	$—	$4,722,084

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$118,613	$1,454,801	$—	$1,573,414
Greece	—	51,030	—	51,030
Hong Kong	—	212,305	—	212,305
India	102,072	501,957	—	604,029
Indonesia	—	109,899	—	109,899
Korea (Republic of)	52,506	750,131	—	802,637
Malaysia	111,175	147,700	—	258,875
Norway	—	48,918	—	48,918
Poland	—	110,182	—	110,182
Russian Federation	118,604	—	331,780	450,384
Singapore	53,322	148,241	—	201,563
South Africa	227,623	270,202	—	497,825
Taiwan	57,865	973,183	—	1,031,048
Thailand	48,793	112,273	—	161,066
All Other	1,161,897	—	—	1,161,897
Preferred Stock:
Brazil	203,753	—	—	203,753
Korea (Republic of)	—	104,380	—	104,380
Russian Federation	—	—	54,720	54,720
Equity-Linked Securities	—	78,852	—	78,852

	2,256,223	5,074,054	386,500	7,716,777

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	147	—	147

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(646)	—	(646)

Totals	$2,256,223	$5,073,555	$386,500	$7,716,278

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	$—	$1,359,619	$—	$1,359,619
France	—	1,378,535	—	1,378,535
Germany	—	693,861	—	693,861
Indonesia	596,569	381,759	—	978,328
Israel	702,069	610,995	—	1,313,064
Japan	—	2,115,572	—	2,115,572
Korea (Republic of)	—	674,557	—	674,557
Norway	—	681,208	—	681,208
Spain	—	1,336,401	—	1,336,401
Switzerland	—	694,660	—	694,660
United Kingdom	629,748	4,059,381	—	4,689,129
All Other	17,797,425	—	—	17,797,425
Repurchase Agreements	—	316,000	—	316,000

	19,725,811	14,302,548	—	34,028,359

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	150	—	150

Totals	$19,725,811	$14,302,698	$—	$34,028,509

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Brazil	$145,727	$—	$—	$145,727
Canada	1,359,356	—	—	1,359,356
Chile	140,289	—	—	140,289
France	129,594	537,215	—	666,809
Hong Kong	114,146	714,545	—	828,691
New Zealand	114,937	241,951	—	356,888
Panama	140,505	—	—	140,505
Philippines	163,287	—	—	163,287
Singapore	126,266	—	—	126,266
South Africa	181,486	320,461	—	501,947
Spain	126,129	273,939	—	400,068
Switzerland	217,271	135,496	—	352,767
United Kingdom	1,014,161	2,566,442	—	3,580,603
All Other	—	7,416,662	—	7,416,662
Preferred Stock	—	142,231	—	142,231

Totals	$3,973,154	$12,348,942	$—	$16,322,096

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Canada	$2,515,777	$—	$—	$2,515,777
Chile	287,523	—	—	287,523
Colombia	479,550	—	—	479,550
Hong Kong	280,109	3,906,215	—	4,186,324
India	432,512	—	—	432,512
Israel	631,218	345,198	—	976,416
Korea (Republic of)	485,669	—	—	485,669
Mexico	483,120	—	—	483,120
Philippines	441,991	—	—	441,991
Russian Federation	501,930	—	—	501,930
South Africa	330,876	—	—	330,876
Taiwan	1,110,677	—	—	1,110,677
Turkey	451,088	—	—	451,088
All Other	—	30,916,663	—	30,916,663
Preferred Stock	—	507,409	—	507,409
Repurchase Agreements	—	1,528,000	—	1,528,000

	8,432,040	37,203,485	—	45,635,525

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	41	—	41

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(344)	—	(344)

Totals	$8,432,040	$37,203,182	$—	$45,635,222

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$904,910,296	$—	$904,910,296
Senior Loans	—	113,852,814	—	113,852,814
Repurchase Agreements	—	21,401,000	—	21,401,000

Totals	$—	$1,040,164,110	$—	$1,040,164,110

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$64,440,420	$—	$—	$64,440,420
Repurchase Agreements	—	20,750,000	—	20,750,000
Options Purchased:
Market Price	1,354,043	—	—	1,354,043

	65,794,463	20,750,000	—	86,544,463

Investments in Securities—Liabilities
Options Written:
Market Price	(4,042,698)	—	—	(4,042,698)

Totals	$61,751,765	$20,750,000	$—	$82,501,765

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$14,034,570	$—	$—	$14,034,570
Options Purchased:
Market Price	555,234	—	—	555,234

	14,589,804	—	—	14,589,804

Investments in Securities—Liabilities
Options Written:
Market Price	(52,540)	—	—	(52,540)

Totals	$14,537,264	$—	$—	$14,537,264

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$40,341,170	$—	$—	$40,341,170
Repurchase Agreements	—	2,386,000	—	2,386,000

Totals	$40,341,170	$2,386,000	$—	$42,727,170

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$96,619,175	$—	$—	$96,619,175
Repurchase Agreements	—	3,753,000	—	3,753,000

Totals	$96,619,175	$3,753,000	$—	$100,372,175

At August 31, 2015, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Global Equity	$400,170	(a)	$418,067	(b)
AllianzGI China Equity	328,912	(a)	—
AllianzGI Convertible	18,548,004	(c)	45,101,288	(d)
AllianzGI Global Fundamental Strategy	264,937	(a)	296,756	(b)
AllianzGI Global Water	—		3,525,857	(b)
AllianzGI International Small-Cap	4,430,095	(a)	—
AllianzGI NFJ Emerging Markets Value	414,656	(a)	320,749	(b)
AllianzGI NFJ International Small-Cap Value	1,183,241	(a)	568,798	(b)
AllianzGI NFJ International Value II	1,317,035	(a)	280,109	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2014, which was applied on August 31, 2015.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2014, which was not applied on August 31, 2015.
(c)	This transfer was a result of securities with an exchange-traded closing price at November 30, 2014, using an evaluated mean price at August 31, 2015.
(d)	This transfer was a result of securities with an evaluated mean price at November 30, 2014, using an exchange-traded closing price at August 31, 2015.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2015, was as follows:

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3***	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$547,879	$—	$547,879

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$1,204,924	$—	$1,204,924

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$1,241,673	$—	$1,241,673

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$1,276,137	$—	$1,276,137

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$1,005,181	$—	$1,005,181

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$818,940	$—	$818,940

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3***	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$336,183	$—	$336,183

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$290,544	$—	$290,544

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$—	$—	$—	$—	$—	$—	$80,612	$—	$80,612

	Beginning Balance 12/9/14**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$63,996	$(2,596)	$—	$(46)	$(13,942)	$—	$—	$47,412

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$9,993	$—	$—	$—	$—	$(8,793)	$—	$—	$1,200
Thailand	43,865	139,010	(97,723)	—	(9,335)	(3,587)	—	—	72,230
United Kingdom	—	66,244	—	—	—	(3,698)	—	—	62,546

Totals	$53,858	$205,254	$(97,723)	$—	$(9,335)	$(16,078)	$—	$—	$135,976

	Beginning Balance 12/9/14**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
United Kingdom	$—	$29,303	$—	$—	$—	$760	$—	$—	$30,063

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$320,473	$24,065	$(558,441)	$—	$267,275	$(53,372)	$—	$—	$—

	Beginning Balance 12/1/14**	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
China	$—	$382,411		$—	$—	$—	$(283,946)	$—	$—	$98,465

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$—	$70,994		$(4,443)	$—	$289	$9,048	$—	$—	$75,888
Preferred Stock	—	34,096		—	—	—	(227)	—	—	33,869
Rights:
Hong Kong	—	—	†	—	—	—	30	—	—	30

Totals	$—	$105,090		$(4,443)	$—	$289	$8,851	$—	$—	$109,787

	Beginning Balance 11/30/14	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/15
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$816,875	$280,181		$(755,843)	$—	$11,959	$(73,828)	$—	$—	$279,344

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$276,596	$230,705		$(152,840)	$—	$(66,328)	$43,647	$—	$—	$331,780
Thailand	93,210	—		(85,845)	—	(21,230)	13,865	—	—	—
Preferred Stock	60,144	32,167		(37,520)	—	(2,246)	2,175	—	—	54,720

Totals	$429,950	$262,872		$(276,205)	$—	$(89,804)	$59,687	$—	$—	$386,500

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Chemicals	$363,356	$—		$(460,419)	$—	$—	$97,063	$—	$—	$—

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Senior Loans:
Real Estate Investment Trust	$6,264,439	$—		$(6,210,302)	$124	$(80,775)	$26,514	$—	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2015:

	Ending Balance at 8/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$547,879	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$1,204,924	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$1,241,673	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$1,276,137	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$1,005,181	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$818,940	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$336,183	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$290,544	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable	$18.82

	Ending Balance at 8/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$80,612	Fundamental Analytical Data Relating to the Investment	Net Asset Value Unavailable		$18.82

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$47,412	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	60.42-275.92

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$72,230	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	51.75-60.42
	62,546	Fundamental Analytical Data Relating to the Investment	Trading Volume	GBP	2.80
	1,200	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount)

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock	$30,063	Fundamental Analytical Data Relating to the Investment	Trading Volume	GBP	2.80

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$98,465	Fundamental Analytical Data Relating to the Investment	Trading Volume	HKD	1.39

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$75,888	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$42.16
Preferred Stock	$33,869	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.82

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock	$279,344	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	5.50

	Ending Balance at 8/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$331,780	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.04-$42.16
Preferred Stock	$54,720	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.60

Glossary:

GBP—British Pound

HKD—Hong Kong Dollar

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of operations.
***	Transferred out of Level 1 into Level 3. This transfer was the result of a security with an NAV at November 30, 2014, which was not available on August 31, 2015.
†	Security received through a corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at August 31, 2015 was:

AllianzGI Retirement 2015	(46,870)
AllianzGI Retirement 2020	(103,079)
AllianzGI Retirement 2025	(106,221)
AllianzGI Retirement 2030	(109,171)
AllianzGI Retirement 2035	(85,990)
AllianzGI Retirement 2040	(70,058)
AllianzGI Retirement 2045	(28,759)
AllianzGI Retirement 2050	(24,855)
AllianzGI Retirement 2055	(6,896)
AllianzGI Best Styles Emerging Markets Equity	(13,942)
AllianzGI Best Styles Global Equity	(14,099)
AllianzGI Best Styles International Equity	760
AllianzGI Emerging Markets Consumer	(283,946)
AllianzGI Emerging Markets Small-Cap	8,851
AllianzGI International Small-Cap	(85,825)
AllianzGI NFJ Emerging Markets Value	(41,494)

At August 31, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$29,075,319	$103,320	$867,444	$(764,124)
AllianzGI Retirement 2020	66,788,288	120,007	2,130,307	(2,010,300)
AllianzGI Retirement 2025	68,778,481	138,786	2,446,808	(2,308,022)
AllianzGI Retirement 2030	71,209,169	269,448	2,499,079	(2,229,631)
AllianzGI Retirement 2035	54,970,054	268,868	2,092,175	(1,823,307)
AllianzGI Retirement 2040	44,780,383	381,611	1,710,966	(1,329,355)
AllianzGI Retirement 2045	24,650,130	293,989	999,554	(705,565)
AllianzGI Retirement 2050	21,380,958	257,205	870,279	(613,074)
AllianzGI Retirement 2055	7,607,871	122,577	312,177	(189,600)
AllianzGI Retirement Income	24,551,174	154,641	611,398	(456,757)
AllianzGI Global Allocation	183,698,897	3,446,015	6,107,006	(2,660,991)
AllianzGI Global Dynamic Allocation	7,800,187	42,509	212,918	(170,409)
AllianzGI Global Megatrends	3,000,000	68,355	189,321	(120,966)
AllianzGI Behavioral Advantage Large Cap	39,150,814	3,418,619	2,055,555	1,363,064
AllianzGI Best Styles Emerging Markets Equity	5,783,187	107,340	1,076,664	(969,324)
AllianzGI Best Styles Global Equity	107,295,007	4,516,703	7,924,499	(3,407,796)
AllianzGI Best Styles International Equity	50,822,133	1,081,193	3,515,229	(2,434,036)
AllianzGI Best Styles U.S. Equity	83,611,212	1,507,268	5,151,871	(3,644,603)
AllianzGI China Equity	7,333,599	18,565	1,324,534	(1,305,969)
AllianzGI Convertible	2,237,401,395	186,214,474	83,198,120	103,016,354
AllianzGI Emerging Markets Consumer	17,170,253	384,963	2,341,715	(1,956,752)
AllianzGI Emerging Markets Debt	30,840,311	52,157	1,585,536	(1,533,379)
AllianzGI Emerging Markets Small-Cap	9,320,204	223,847	1,275,860	(1,052,013)
AllianzGI Europe Equity Dividend	3,143,824	34,296	271,003	(236,707)
AllianzGI Global Fundamental Strategy	22,344,046	734,933	1,429,853	(694,920)
AllianzGI Global Managed Volatility	2,674,464	135,378	111,462	23,916
AllianzGI Global Sustainability	3,108,757	88,232	202,589	(114,357)
AllianzGI Global Water	342,236,147	27,825,048	15,999,103	11,825,945
AllianzGI High Yield Bond	355,706,967	5,517,629	27,706,790	(22,189,161)
AllianzGI International Growth	2,999,971	133,169	234,412	(101,243)
AllianzGI International Small-Cap	102,211,255	20,930,030	7,726,378	13,203,652
AllianzGI Micro Cap	39,696,289	12,260,202	2,503,145	9,757,057
AllianzGI Multi-Asset Real Return	5,227,431	144,174	662,766	(518,592)
AllianzGI NFJ Emerging Markets Value	9,284,503	209,998	1,777,724	(1,567,726)
AllianzGI NFJ Global Dividend Value	35,533,040	2,536,495	4,041,176	(1,504,681)
AllianzGI NFJ International Small-Cap Value	16,868,490	1,006,657	1,553,051	(546,394)
AllianzGI NFJ International Value II	49,421,015	2,043,838	5,829,328	(3,785,490)
AllianzGI Short Duration High Income	1,067,339,370	1,460,851	28,636,111	(27,175,260)
AllianzGI Structured Return	88,250,606	535,984	2,242,127	(1,706,143)
AllianzGI U.S. Equity Hedged	15,340,338	49,805	800,339	(750,534)
AllianzGI U.S. Small-Cap Growth	36,437,614	8,196,304	1,906,748	6,289,556
AllianzGI Ultra Micro Cap	77,622,753	27,515,881	4,766,459	22,749,422

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 21, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 21, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2015